Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Australia (4.6%)
	Technology One Ltd.	1,022,484	10,447
	nib holdings Ltd.	1,791,189	9,473
	Breville Group Ltd.	522,666	9,237
	Champion Iron Ltd.	1,669,394	9,158
[1]	Viva Energy Group Ltd.	4,001,809	9,116
*	Paladin Energy Ltd.	10,786,162	9,037
	Reliance Worldwide Corp. Ltd.	2,880,831	7,876
*	Sandfire Resources Ltd.	1,644,097	7,727
	National Storage REIT	4,709,031	7,062
	Nine Entertainment Co. Holdings Ltd.	5,385,118	6,909
*	Webjet Ltd.	1,404,555	6,814
	AUB Group Ltd.	334,478	6,656
	Eagers Automotive Ltd.	697,306	6,430
*	Neuren Pharmaceuticals Ltd.	403,572	6,183
	Super Retail Group Ltd.	596,365	6,155
	ARB Corp. Ltd.	278,105	6,079
	Perseus Mining Ltd.	4,971,469	5,854
	Charter Hall Long Wale REIT	2,371,925	5,775
	Ventia Services Group Pty. Ltd.	2,582,156	5,540
	Premier Investments Ltd.	300,555	5,472
	Corporate Travel Management Ltd.	407,117	5,385
	HomeCo Daily Needs REIT	6,261,910	5,155
	HUB24 Ltd.	211,567	5,113
	Nickel Industries Ltd.	9,452,207	4,844
*	Telix Pharmaceuticals Ltd.	619,774	4,621
	Bapcor Ltd.	1,259,796	4,611
*	Megaport Ltd.	551,901	4,507
*	Boss Energy Ltd.	1,231,419	4,456
	GrainCorp Ltd. Class A	833,894	4,381
	Ramelius Resources Ltd.	4,170,428	4,332
*	De Grey Mining Ltd.	5,406,382	4,302
	Charter Hall Retail REIT	1,725,036	4,168
	Waypoint REIT Ltd.	2,581,833	4,157
	GUD Holdings Ltd.	514,361	4,083
	BWP Trust	1,823,087	4,082
	Lifestyle Communities Ltd.	350,214	4,076
	Brickworks Ltd.	213,221	4,070
	Centuria Industrial REIT	1,909,056	4,044
*	Genesis Minerals Ltd.	3,716,371	3,940
	Ingenia Communities Group	1,358,386	3,935
	Gold Road Resources Ltd.	3,873,114	3,827
*	PEXA Group Ltd.	505,308	3,776

		Shares	Market Value ($000)
	Inghams Group Ltd.	1,334,620	3,735
	Helia Group Ltd.	1,153,883	3,710
*	Regis Resources Ltd.	2,579,819	3,519
	HMC Capital Ltd.	885,600	3,512
	IRESS Ltd.	660,660	3,508
	Sigma Healthcare Ltd.	5,074,034	3,428
*	Bellevue Gold Ltd.	3,959,812	3,425
	Costa Group Holdings Ltd.	1,637,698	3,407
	Collins Foods Ltd.	431,873	3,386
	Kelsian Group Ltd.	723,136	3,363
*	Capricorn Metals Ltd.	1,127,702	3,362
	Elders Ltd.	562,687	3,287
*,1,2	Life360 Inc. GDR	645,435	3,217
	Data#3 Ltd.	502,665	3,197
	Netwealth Group Ltd.	293,909	3,192
	EVT Ltd.	380,861	3,107
[2]	Lovisa Holdings Ltd.	206,838	3,077
[1]	Coronado Global Resources Inc. GDR	2,859,178	3,041
	Monadelphous Group Ltd.	331,549	2,971
*	Karoon Energy Ltd.	2,352,299	2,960
*	PolyNovo Ltd.	2,401,357	2,951
	Centuria Capital Group	2,644,643	2,950
	Johns Lyng Group Ltd.	659,764	2,912
	NRW Holdings Ltd.	1,608,933	2,843
	Link Administration Holdings Ltd.	2,002,910	2,838
	GQG Partners Inc. GDR	2,315,144	2,837
*,2	Strike Energy Ltd.	10,082,855	2,825
*	Audinate Group Ltd.	255,950	2,755
	McMillan Shakespeare Ltd.	243,302	2,740
	IPH Ltd.	614,371	2,734
	Bega Cheese Ltd.	1,090,210	2,657
*	Silver Lake Resources Ltd.	3,351,719	2,638
*	SiteMinder Ltd.	760,104	2,599
*	Temple & Webster Group Ltd.	432,033	2,559
	Arena REIT	1,123,799	2,548
	Pinnacle Investment Management Group Ltd.	379,416	2,503
*	Silex Systems Ltd.	738,937	2,463
*	West African Resources Ltd.	3,858,371	2,446
	Codan Ltd.	460,070	2,432
	Credit Corp. Group Ltd.	212,344	2,361
*	Red 5 Ltd.	11,483,083	2,355
	Stanmore Resources Ltd.	889,886	2,284
*	Resolute Mining Ltd.	7,968,216	2,238
*	Westgold Resources Ltd.	1,536,123	2,216
*	Healius Ltd.	2,435,038	2,191
	Charter Hall Social Infrastructure REIT	1,157,992	2,089
	SmartGroup Corp. Ltd.	330,130	2,081
	Imdex Ltd.	1,877,256	2,071
	G8 Education Ltd.	2,930,418	2,029
*	Macquarie Technology Group Ltd.	43,444	2,025
	Hansen Technologies Ltd.	574,635	1,930
	oOh!media Ltd.	1,845,498	1,926
	Jumbo Interactive Ltd.	187,310	1,921
	Rural Funds Group	1,405,647	1,901
*	Perenti Ltd.	3,491,872	1,857
*	Fleetpartners Group Ltd.	910,790	1,819
	Vulcan Steel Ltd.	363,769	1,759
*,2	Imugene Ltd.	27,010,554	1,749

		Shares	Market Value ($000)
	Dexus Industria REIT	907,582	1,658
*	Aussie Broadband Ltd.	660,514	1,654
	Abacus Storage King	2,207,517	1,638
*	Nanosonics Ltd.	850,926	1,633
	Growthpoint Properties Australia Ltd.	1,028,143	1,609
	Austal Ltd.	1,204,387	1,598
	Clinuvel Pharmaceuticals Ltd.	154,229	1,578
	Accent Group Ltd.	1,199,579	1,576
*,2	Weebit Nano Ltd.	697,599	1,569
*	Judo Capital Holdings Ltd.	2,039,804	1,562
	Centuria Office REIT	1,786,335	1,547
	PWR Holdings Ltd.	225,877	1,542
	GWA Group Ltd.	1,024,924	1,525
*	Cettire Ltd.	743,845	1,513
*	Tietto Minerals Ltd.	3,733,408	1,508
*,2	Zip Co. Ltd.	2,966,392	1,424
[2]	HealthCo REIT	1,592,116	1,418
*	Alpha HPA Ltd.	2,509,409	1,410
	Nick Scali Ltd.	174,321	1,409
	Australian Ethical Investment Ltd.	392,035	1,380
	Dicker Data Ltd.	185,151	1,362
	Hotel Property Investments Ltd.	695,502	1,360
	Service Stream Ltd.	2,202,243	1,342
	Abacus Group	1,873,045	1,333
	Cromwell Property Group	4,795,697	1,294
	Myer Holdings Ltd.	2,890,139	1,279
	Infomedia Ltd.	1,344,933	1,250
*,3	Leo Lithium Ltd.	3,703,310	1,227
*,3	AVZ Minerals Ltd.	9,005,310	1,152
*	Australian Agricultural Co. Ltd.	1,143,347	1,092
*	Select Harvests Ltd.	418,882	1,019
*	Mayne Pharma Group Ltd.	289,677	993
	Navigator Global Investments Ltd. (XASX)	1,094,218	989
*,2	Kogan.com Ltd.	257,402	964
*	Chalice Mining Ltd.	1,332,539	958
*	Latin Resources Ltd.	8,518,043	937
*	Tyro Payments Ltd.	1,310,373	930
	Regis Healthcare Ltd.	426,055	917
[2]	Australian Clinical Labs Ltd.	465,598	913
*,2	Core Lithium Ltd.	7,142,977	897
	GDI Property Group Partnership	2,038,866	885
	Cedar Woods Properties Ltd.	273,801	868
*	Omni Bridgeway Ltd.	982,610	857
*	Mount Gibson Iron Ltd.	2,451,280	847
	MyState Ltd.	390,378	847
	Emeco Holdings Ltd.	2,015,771	829
*	Carnarvon Energy Ltd.	6,033,601	792
	Integral Diagnostics Ltd.	610,445	790
*	OFX Group Ltd.	792,206	789
*	Cooper Energy Ltd.	9,279,252	786
*,2	Sayona Mining Ltd.	30,012,974	771
*	Opthea Ltd.	2,437,638	760
	Australian Finance Group Ltd.	714,392	756
*,2	Syrah Resources Ltd.	2,573,441	693
*	Nuix Ltd.	682,538	691
*	Fineos Corp. Ltd. GDR	502,426	673
*,2	ioneer Ltd.	8,440,297	656
*	Bravura Solutions Ltd.	1,189,153	638

		Shares	Market Value ($000)
*,2	EML Payments Ltd.	1,095,752	635
*	Superloop Ltd.	1,373,777	633
*	Alkane Resources Ltd.	1,676,010	624
*,2	Calix Ltd.	567,991	624
*,2	Vulcan Energy Resources Ltd.	424,004	587
*	Mesoblast Ltd.	3,255,569	560
*,2	Arafura Rare Earths Ltd.	6,637,994	558
*	Seven West Media Ltd.	3,218,759	546
[2]	APM Human Services International Ltd.	1,117,416	539
	Southern Cross Media Group Ltd.	791,260	533
	SG Fleet Group Ltd.	331,373	521
	Humm Group Ltd.	1,180,738	517
	Solvar Ltd.	670,067	507
	Baby Bunting Group Ltd.	470,645	487
[2]	PointsBet Holdings Ltd.	781,876	479
	Jupiter Mines Ltd.	3,864,808	466
*	Praemium Ltd.	1,764,065	437
*	Aurelia Metals Ltd.	5,788,614	434
*	Coast Entertainment Holdings Ltd.	1,327,454	403
*,2	Novonix Ltd.	1,007,109	367
*	St Barbara Ltd.	3,193,037	354
*,2	BrainChip Holdings Ltd.	3,356,483	349
*,2	29Metals Ltd.	1,502,425	331
*,2	Argosy Minerals Ltd.	4,878,508	316
*,2	Lake Resources NL	5,251,116	311
*,2	Australian Strategic Materials Ltd.	439,789	299
*,2	Pact Group Holdings Ltd.	364,807	211
*,2	Paradigm Biopharmaceuticals Ltd.	1,012,705	209
*	Jervois Global Ltd.	9,380,267	165
*,2	Andromeda Metals Ltd.	9,954,675	162
*,3	Firefinch Ltd.	4,116,778	162
*,2	Bubs Australia Ltd.	2,034,217	152
*,2	Neometals Ltd.	1,625,846	152
*	MMA Offshore Ltd.	98,094	133
*	Appen Ltd.	355,603	75
*	Wildcat Resources Ltd.	128,981	34
			480,060
Austria (0.7%)
[1]	BAWAG Group AG	298,065	15,346
	Wienerberger AG	393,602	13,338
[2]	Oesterreichische Post AG	127,696	4,322
	CA Immobilien Anlagen AG	128,490	4,218
	Mayr Melnhof Karton AG	31,061	4,117
	Vienna Insurance Group AG Wiener Versicherung Gruppe	144,416	4,082
	UNIQA Insurance Group AG	451,525	3,788
	EVN AG	132,447	3,661
	DO & Co. AG	25,088	3,499
*	IMMOFINANZ AG	129,116	3,065
*,2	Lenzing AG	70,905	2,362
[2]	AT&S Austria Technologie & Systemtechnik AG	92,586	2,237
	Strabag SE	43,913	2,056
	Schoeller-Bleckmann Oilfield Equipment AG	40,839	1,940
	Palfinger AG	51,862	1,342
	Flughafen Wien AG	13,569	736
	Porr AG	44,772	628
[2]	Agrana Beteiligungs AG	33,360	507

		Shares	Market Value ($000)
*,2	S IMMO AG (XWBO)	20,394	328
			71,572
Belgium (1.0%)
	Aedifica SA	175,828	11,458
	Cofinimmo SA	123,975	9,010
	Colruyt Group NV	180,969	8,268
	Euronav NV	396,611	6,982
	Melexis NV	73,380	6,287
	Bekaert SA	124,733	6,084
	KBC Ancora	126,329	5,818
	Montea NV	59,147	5,077
	Proximus SADP	505,702	4,799
	VGP NV	36,478	4,278
	Barco NV	256,668	4,264
	Shurgard Self Storage Ltd. (XBRU)	89,900	4,170
	Fagron	209,765	3,777
	Xior Student Housing NV	115,952	3,473
	Deme Group NV	25,013	3,139
	Gimv NV	66,168	3,086
	Retail Estates NV	42,896	2,810
	Tessenderlo Group SA	86,642	2,480
	Kinepolis Group NV	48,761	2,159
*	Ontex Group NV	266,576	2,106
	bpost SA	403,728	1,649
	Van de Velde NV	24,395	870
*	AGFA-Gevaert NV	368,514	501
	Wereldhave Belgium Comm VA	8,123	416
			102,961
Brazil (1.4%)
	Kinea Indice de Precos FII	304,330	5,933
	Santos Brasil Participacoes SA	2,552,567	5,193
	Cia de Saneamento do Parana	909,718	5,156
*	3R PETROLEUM OLEO E GAS SA	863,332	4,771
	Fleury SA	1,434,668	4,711
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,025,885	4,630
	YDUQS Participacoes SA	1,058,225	4,118
	Tres Tentos Agroindustrial SA	1,843,778	4,101
*	Cogna Educacao SA	6,779,627	3,996
	CSHG Logistica FI Imobiliario	118,572	3,955
	Petroreconcavo SA	732,700	3,409
	Kinea Renda Imobiliaria FII	95,566	3,163
	Arezzo Industria e Comercio SA	239,014	3,020
	Cia de Saneamento de Minas Gerais Copasa MG.	696,523	3,004
	Kinea Rendimentos Imobiliarios FII	138,966	2,911
	Vinci Shopping Centers FII (BVMF)	107,654	2,634
	Xp Malls Fdo Inv Imob Fii	107,934	2,548
	XP Log FII (BVMF)	114,058	2,518
*	Serena Energia SA	1,274,653	2,483
	Wilson Sons SA	721,000	2,452
*	IRB Brasil Resseguros SA	297,030	2,444
	Odontoprev SA	994,599	2,425
*	Marfrig Global Foods SA	1,269,600	2,411
	Vivara Participacoes SA	344,800	2,352
*	MRV Engenharia e Participacoes SA	1,391,692	2,213
*	AES Brasil Energia SA	950,875	2,186
	FII Iridium	137,289	2,153
	Capitania Securities II Fii	1,227,140	2,110

		Shares	Market Value ($000)
*	Oncoclinicas do Brasil Servicos Medicos SA	879,500	2,057
	Mills Estruturas e Servicos de Engenharia SA	748,505	1,979
	CSHG Renda Urbana Fii	67,289	1,897
	Direcional Engenharia SA	426,696	1,877
	Fii UBS Br Receb Imob	102,091	1,760
	Vulcabras Azaleia SA	451,800	1,716
	Hedge Brasil Shopping FII	37,125	1,712
	Grendene SA	1,233,783	1,686
	Maxi Renda FII (BVMF)	774,751	1,681
	SIMPAR SA	1,051,300	1,657
*	Log-in Logistica Intermodal SA	204,119	1,535
	EcoRodovias Infraestrutura e Logistica SA	730,361	1,337
	Minerva SA	910,371	1,259
	Fras-Le SA	385,099	1,214
	Ez Tec Empreendimentos e Participacoes SA	389,100	1,213
	Tupy SA	225,131	1,203
*	Anima Holding SA	1,297,131	1,149
	JHSF Participacoes SA	1,177,500	1,127
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	226,412	1,127
*	CM Hospitalar SA	548,500	1,118
	Iochpe Maxion SA	437,944	1,098
*	Hidrovias do Brasil SA	1,449,100	1,091
	Enauta Participacoes SA	261,500	999
	Grupo SBF SA	357,508	953
	Movida Participacoes SA	492,800	922
	Mahle-Metal Leve SA	130,200	895
	Pet Center Comercio E Participacoes SA	1,275,960	845
*	CVC Brasil Operadora e Agencia de Viagens SA	1,417,653	833
*	Zamp SA	766,683	771
	Camil Alimentos SA	414,100	742
	LOG Commercial Properties e Participacoes SA	168,265	697
	Armac Locacao Logistica E Servicos SA	235,200	678
[1]	Locaweb Servicos de Internet SA	604,783	666
	Ambipar Participacoes e Empreendimentos SA	216,000	599
*	XP Malls Fundo Investimentos Imobiliarios	25,033	591
	FII Hectare Ce	79,627	588
	Lojas Quero-Quero SA	528,663	545
*	Grupo Casas Bahia SA	336,105	535
	Iguatemi SA (BVMF)	108,820	525
*	Cia Brasileira de Distribuicao	609,200	481
	FII BTLG	22,169	458
	Empreendimentos Pague Menos S/A	699,323	446
	Hospital Mater Dei SA	328,400	439
	Blau Farmaceutica SA	176,800	435
	Cia Brasileira de Aluminio	529,698	430
	Maxi Renda FII	180,186	391
	Qualicorp Consultoria e Corretora de Seguros SA	761,200	335
*	Guararapes Confeccoes SA	202,600	216
*	Lojas Quero Quero SA	21,967	23
			141,531
Canada (14.9%)
[2]	Cameco Corp.	1,596,961	76,246
	WSP Global Inc.	432,584	63,550
	Open Text Corp.	989,325	43,143
[2]	RB Global Inc.	668,303	42,779
	TFI International Inc.	300,383	39,477
[2]	Emera Inc.	1,000,703	35,363
	ARC Resources Ltd.	2,226,058	34,572

		Shares	Market Value ($000)
	Stantec Inc.	410,807	33,009
*	Descartes Systems Group Inc.	312,762	27,385
	Toromont Industries Ltd.	296,735	25,991
	iA Financial Corp. Inc.	375,086	25,500
	TMX Group Ltd.	1,020,401	25,236
	Kinross Gold Corp.	4,515,505	24,887
	Element Fleet Management Corp.	1,441,862	24,323
	FirstService Corp.	141,157	23,625
	GFL Environmental Inc.	690,976	23,477
	West Fraser Timber Co. Ltd.	284,475	22,621
*	CAE Inc.	1,084,024	21,705
*,2	Ivanhoe Mines Ltd. Class A	2,067,032	21,694
	SNC-Lavalin Group Inc.	653,957	21,689
	AltaGas Ltd.	1,032,301	21,461
	Canadian Apartment Properties REIT	616,584	21,404
	Gildan Activewear Inc.	632,631	20,892
	Lundin Mining Corp.	2,504,866	20,457
	Keyera Corp.	838,418	20,280
*	MEG Energy Corp.	1,058,655	20,016
	First Quantum Minerals Ltd.	2,053,202	18,631
	Onex Corp.	245,571	18,132
	Pan American Silver Corp.	1,323,567	17,917
	Alamos Gold Inc. Class A	1,451,883	17,581
	Parkland Corp.	503,004	17,165
[2]	Northland Power Inc.	929,639	17,107
	Boyd Group Services Inc.	78,338	16,838
	Finning International Inc.	541,459	15,670
[2]	Brookfield Infrastructure Corp. Class A	440,004	15,424
	RioCan REIT	1,107,824	15,071
[2]	Algonquin Power & Utilities Corp.	2,541,149	15,064
*	Celestica Inc.	432,866	14,878
	Brookfield Renewable Corp. Class A (XTSE)	490,024	13,690
	Colliers International Group Inc.	114,174	13,402
	B2Gold Corp.	4,754,929	13,263
	PrairieSky Royalty Ltd.	781,764	12,897
	Crescent Point Energy Corp.	1,932,700	12,607
	Stella-Jones Inc.	211,824	12,532
*	Kinaxis Inc.	102,287	12,456
*	ATS Corp.	290,743	12,437
	Granite REIT	221,688	11,943
	Capital Power Corp.	424,625	11,673
*	Bombardier Inc. Class B	312,223	11,540
	Enerplus Corp.	779,981	11,325
	Methanex Corp.	247,906	10,993
[2]	Choice Properties REIT	973,097	10,162
	Tricon Residential Inc.	895,380	9,857
[2]	Premium Brands Holdings Corp.	137,081	9,379
[2]	SmartCentres REIT	504,444	9,253
	Dream Industrial REIT	926,589	9,249
*	Bausch Health Cos. Inc.	1,163,979	9,125
*	Lightspeed Commerce Inc.	492,234	9,084
[2]	First Capital REIT	761,732	8,958
	Osisko Gold Royalties Ltd.	613,208	8,935
*	Air Canada	658,791	8,928
	Gibson Energy Inc.	531,709	8,487
	Primo Water Corp.	578,150	8,437
*	Eldorado Gold Corp.	686,489	8,389
	Chartwell Retirement Residences	914,066	8,152

		Shares	Market Value ($000)
	Baytex Energy Corp.	2,517,436	7,995
*	Aritzia Inc.	328,214	7,985
	BRP Inc.	124,602	7,863
*	Capstone Copper Corp.	1,592,737	7,843
	Definity Financial Corp.	266,918	7,767
	Atco Ltd. Class I	276,419	7,731
	TransAlta Corp.	1,040,545	7,538
[2]	Canadian Western Bank	340,793	7,506
	Russel Metals Inc.	224,127	7,350
	Linamar Corp.	154,481	7,327
[2]	Boardwalk REIT	139,670	7,251
	H&R REIT	979,586	7,177
[2]	Boralex Inc. Class A	294,788	7,111
[2]	Whitecap Resources Inc.	1,080,780	6,994
	SSR Mining Inc.	740,034	6,974
	CI Financial Corp.	558,374	6,811
	Allied Properties REIT	461,819	6,705
	Vermilion Energy Inc.	599,190	6,440
	Parex Resources Inc.	380,068	6,293
[1]	Nuvei Corp.	232,300	5,645
*,2	BlackBerry Ltd.	1,932,857	5,420
[2]	Paramount Resources Ltd. Class A	273,061	5,382
	Maple Leaf Foods Inc.	276,218	5,268
	OceanaGold Corp.	2,553,755	5,110
	North West Co. Inc.	174,588	5,050
	Stelco Holdings Inc.	157,012	5,040
	Topaz Energy Corp.	339,704	4,912
[2]	First Majestic Silver Corp.	1,035,973	4,801
	Enghouse Systems Ltd.	169,010	4,702
	Hudbay Minerals Inc.	832,826	4,627
	Superior Plus Corp.	661,127	4,534
	Quebecor Inc. Class B	184,782	4,493
	Centerra Gold Inc.	819,594	4,322
	Lundin Gold Inc.	356,887	4,210
*	IAMGOLD Corp.	1,763,825	4,198
*	Equinox Gold Corp.	947,265	4,185
	Cascades Inc.	350,003	3,830
	Innergex Renewable Energy Inc.	555,260	3,791
	Primaris REIT	355,252	3,670
	Winpak Ltd.	114,321	3,587
	Mullen Group Ltd.	302,591	3,369
*	Torex Gold Resources Inc.	316,250	3,249
*	NexGen Energy Ltd.	418,587	3,207
	Laurentian Bank of Canada	155,086	3,060
*,2	Ballard Power Systems Inc.	915,718	2,997
[2]	Westshore Terminals Investment Corp.	140,178	2,961
[2]	Cargojet Inc.	32,817	2,935
	Transcontinental Inc. Class A	279,772	2,816
[2]	NorthWest Healthcare Properties REIT	750,259	2,734
*	Canfor Corp.	215,747	2,613
*	Novagold Resources Inc.	882,997	2,253
	First National Financial Corp.	59,325	1,790
*,2	Canada Goose Holdings Inc.	140,090	1,680
*,2	Lithium Americas Argentina Corp.	377,941	1,675
*,2	Lithium Americas Corp.	377,941	1,647
	Cogeco Communications Inc.	33,655	1,553
*	Cronos Group Inc.	709,666	1,436
	GFL Environmental Inc. (XTSE)	33,783	1,148

		Shares	Market Value ($000)
	Osisko Gold Royalties Ltd. (XTSE)	65,199	949
*	International Petroleum Corp.	45,838	506
[2]	Dye & Durham Ltd.	41,501	403
*	Lightspeed Commerce Inc. (XTSE)	14,700	271
			1,548,103
Chile (0.1%)
	Parque Arauco SA	2,454,876	3,928
	SMU SA	11,671,661	1,883
*	Engie Energia Chile SA	1,871,026	1,769
	Empresa Nacional de Telecomunicaciones SA	508,155	1,658
	CAP SA	214,477	1,547
	Inversiones Aguas Metropolitanas SA	1,842,778	1,447
	Vina Concha y Toro SA	919,704	985
	Inversiones La Construccion SA	121,904	951
	SONDA SA	2,304,829	902
	Ripley Corp. SA	3,875,438	769
			15,839
China (3.8%)
*	Hollysys Automation Technologies Ltd.	218,079	5,395
[2]	Chinasoft International Ltd.	8,410,304	4,793
*,2	Canadian Solar Inc.	189,745	4,193
	JinkoSolar Holding Co. Ltd. ADR	149,905	3,932
[2]	China Overseas Property Holdings Ltd.	4,875,000	3,231
	Hello Group Inc. ADR	513,010	3,011
	China Nonferrous Mining Corp. Ltd.	4,265,000	3,008
	Fufeng Group Ltd.	5,436,864	2,949
	Dongyue Group Ltd.	4,222,000	2,838
	SSY Group Ltd.	5,189,324	2,820
*,1,2	New Horizon Health Ltd.	1,232,500	2,680
	FinVolution Group ADR	545,857	2,626
*,2	Fenbi Ltd.	4,466,000	2,268
*,1,2	Bairong Inc.	1,520,500	2,228
*,1	Keymed Biosciences Inc.	554,500	2,201
	Grand Pharmaceutical Group Ltd.	5,055,240	2,186
	Fu Shou Yuan International Group Ltd.	3,588,000	2,152
[1,2]	Meitu Inc.	7,218,000	2,138
[2]	Gushengtang Holdings Ltd.	441,000	2,133
*,2	COFCO Joycome Foods Ltd.	10,479,000	2,036
[2]	Tianneng Power International Ltd.	2,450,468	1,902
*	Zhongyu Energy Holdings Ltd.	2,836,000	1,898
	CIMC Enric Holdings Ltd.	2,250,000	1,853
	China Education Group Holdings Ltd.	3,711,000	1,839
*	Lifetech Scientific Corp.	8,304,058	1,816
*,2	Gaotu Techedu Inc. ADR	543,726	1,811
	China Datang Corp. Renewable Power Co. Ltd. Class H	8,294,000	1,796
[2]	China Risun Group Ltd.	4,564,000	1,796
	China BlueChemical Ltd. Class H	6,512,000	1,793
*,1,2	Weimob Inc.	7,946,000	1,770
	China Water Affairs Group Ltd.	3,413,600	1,746
*,1,2	InnoCare Pharma Ltd.	2,530,000	1,724
*,1,2	Ascentage Pharma Group International	580,800	1,709
	Sinopec Kantons Holdings Ltd.	3,809,962	1,676
	Tong Ren Tang Technologies Co. Ltd. Class H	2,312,516	1,675
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	1,534,400	1,667
	Concord New Energy Group Ltd.	18,680,000	1,555
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	1,766,913	1,539
*,2	Xinte Energy Co. Ltd. Class H	1,353,200	1,526

		Shares	Market Value ($000)
	PAX Global Technology Ltd.	2,160,062	1,510
	Noah Holdings Ltd. ADR	125,746	1,484
	Shoucheng Holdings Ltd.	8,481,246	1,484
*,2	Golden Solar New Energy Technology Holdings Ltd.	2,996,000	1,474
*,2	EHang Holdings Ltd. ADR	144,601	1,469
[1]	Genertec Universal Medical Group Co. Ltd.	2,806,309	1,436
	Skyworth Group Ltd.	4,472,710	1,418
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,776,304	1,394
	Consun Pharmaceutical Group Ltd.	2,040,000	1,391
*,2	Zhihu Inc. ADR	1,733,874	1,351
	Yuexiu Transport Infrastructure Ltd.	2,456,000	1,344
*,1,2	Haichang Ocean Park Holdings Ltd.	12,505,000	1,344
	China Oriental Group Co. Ltd.	8,826,000	1,343
	Poly Property Group Co. Ltd.	7,262,000	1,328
[2]	Canvest Environmental Protection Group Co. Ltd.	2,467,000	1,309
	Bank of Chongqing Co. Ltd. Class H	2,472,343	1,291
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	876,500	1,277
	NetDragon Websoft Holdings Ltd.	921,090	1,262
[1,2]	Simcere Pharmaceutical Group Ltd.	1,871,000	1,247
[1]	Asiainfo Technologies Ltd.	1,226,800	1,227
	Digital China Holdings Ltd.	4,620,588	1,208
	China Resources Medical Holdings Co. Ltd.	2,275,291	1,171
	Yuexiu REIT	8,497,013	1,153
	Lonking Holdings Ltd.	6,999,313	1,133
*,1,2	Alphamab Oncology	2,204,000	1,116
	China Foods Ltd.	2,828,000	1,046
	Xinyi Energy Holdings Ltd.	7,314,200	1,022
	China Overseas Grand Oceans Group Ltd.	4,330,500	1,021
*,1,2	Microport Cardioflow Medtech Corp.	5,134,000	1,019
[2]	Greentown Service Group Co. Ltd.	3,294,000	1,018
*,1	Maoyan Entertainment	927,000	1,012
	China Shineway Pharmaceutical Group Ltd.	972,343	983
	BOE Varitronix Ltd.	1,498,065	971
	Tiangong International Co. Ltd.	4,480,000	964
*,2	Yeahka Ltd.	614,800	961
*,1,2	Arrail Group Ltd.	1,218,500	945
	CPMC Holdings Ltd.	1,094,000	943
[2]	CGN New Energy Holdings Co. Ltd.	4,032,720	941
	Hangcha Group Co. Ltd. Class A	290,647	930
*,1	Peijia Medical Ltd.	1,617,000	929
*	Sohu.com Ltd. ADR	95,140	913
	JNBY Design Ltd.	707,500	903
	Sihuan Pharmaceutical Holdings Group Ltd.	12,876,000	890
	China Lilang Ltd.	1,658,000	889
*,3	China Dili Group	10,268,897	867
	China Yongda Automobiles Services Holdings Ltd.	3,368,000	865
*,1,2,3	China Renaissance Holdings Ltd.	914,500	850
*	XD Inc.	768,800	826
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	3,707,000	826
[2]	Chervon Holdings Ltd.	397,600	815
*,1,2,3	Venus MedTech Hangzhou Inc. Class H	1,132,000	814
*,2	Guangzhou R&F Properties Co. Ltd. Class H	6,191,200	813
	TCL Electronics Holdings Ltd.	2,579,122	806
	Sichuan Expressway Co. Ltd. Class H	2,486,000	795
*,2	FIH Mobile Ltd.	12,665,000	794
[1]	AK Medical Holdings Ltd.	1,354,000	792
[2]	China Modern Dairy Holdings Ltd.	9,624,000	788
*	Vnet Group Inc. ADR	462,748	787

		Shares	Market Value ($000)
[1]	China New Higher Education Group Ltd.	3,025,000	785
	Shenzhen Sunlord Electronics Co. Ltd. Class A	254,188	784
	Harbin Electric Co. Ltd. Class H	2,633,813	777
	LexinFintech Holdings Ltd. ADR	427,508	774
*	Qingdao Sentury Tire Co. Ltd. Class A	193,100	767
	AIMA Technology Group Co. Ltd. Class A	203,835	766
[2]	China Tobacco International HK Co. Ltd.	650,000	763
	Kangji Medical Holdings Ltd.	1,008,500	750
	C&D Property Management Group Co. Ltd.	1,782,000	749
	Health & Happiness H&H International Holdings Ltd.	568,000	742
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	434,700	739
	Qilu Bank Co. Ltd. Class A	1,262,431	737
	Accelink Technologies Co. Ltd. Class A	242,500	736
*,1,2	Qingdao Ainnovation Technology Group Co. Ltd. Class H	942,100	736
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	511,100	735
*,1,2	Yidu Tech Inc.	1,669,000	731
	Sichuan Expressway Co. Ltd. Class A	1,184,911	730
	Risen Energy Co. Ltd. Class A	354,900	728
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	36,120	726
*	Huangshan Tourism Development Co. Ltd. Class B	1,007,215	723
	Tian Lun Gas Holdings Ltd.	1,549,400	717
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,524,400	716
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	247,700	715
	Shanghai Haohai Biological Technology Co. Ltd. Class A	58,138	714
	Gemdale Properties & Investment Corp. Ltd.	19,896,000	701
	SPIC Industry-Finance Holdings Co. Ltd. Class A	1,321,250	697
*,2	Canaan Inc. ADR	482,405	692
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	255,700	685
*,2	CMGE Technology Group Ltd.	5,179,200	681
*	China Conch Environment Protection Holdings Ltd.	4,542,915	680
*,2	Agile Group Holdings Ltd.	7,764,000	677
*	SOHO China Ltd.	8,096,542	675
*	DingDong Cayman Ltd. ADR	478,893	675
*	Hainan Meilan International Airport Co. Ltd. Class H	892,000	670
	IKD Co. Ltd. Class A	255,200	661
	Sinofert Holdings Ltd.	5,978,000	658
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	415,740	656
	Biem.L.Fdlkk Garment Co. Ltd. Class A	161,780	655
*	Yatsen Holding Ltd. ADR	1,056,457	654
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	536,600	643
	Red Avenue New Materials Group Co. Ltd. Class A	191,900	637
	COFCO Capital Holdings Co. Ltd. Class A	497,300	637
	Hangjin Technology Co. Ltd. Class A	189,703	630
	INESA Intelligent Tech Inc. Class B	1,253,106	624
	State Grid Information & Communication Co. Ltd. Class A	303,100	623
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	429,893	619
	Infore Environment Technology Group Co. Ltd. Class A	997,565	617
*,1,2	CARsgen Therapeutics Holdings Ltd.	1,219,000	616
	Hubei Dinglong Co. Ltd. Class A	255,412	615
	Shanghai Huafon Aluminium Corp. Class A	297,900	605
	Sinocare Inc. Class A	182,300	604
*,1,2	Mobvista Inc.	1,649,000	602
	First Tractor Co. Ltd. Class H	912,954	601
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	178,363	600
	China Automotive Engineering Research Institute Co. Ltd. Class A	235,900	599
	KPC Pharmaceuticals Inc. Class A	228,700	585
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	340,056	584
	Wasu Media Holding Co. Ltd. Class A	617,237	575

		Shares	Market Value ($000)
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,086,459	575
	Grandblue Environment Co. Ltd. Class A	268,072	573
	Geovis Technology Co. Ltd. Class A	102,876	572
	Hexing Electrical Co. Ltd. Class A	141,962	570
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	232,900	569
*	Jiangsu Hoperun Software Co. Ltd. Class A	207,900	567
*	China Railway Materials Co. Class A	1,587,234	563
	Xingda International Holdings Ltd.	2,833,645	561
*	Talkweb Information System Co. Ltd. Class A	352,200	561
*	Isoftstone Information Technology Group Co. Ltd. Class A	127,700	557
	West China Cement Ltd.	6,997,200	555
	Venustech Group Inc. Class A	214,900	554
	GCL Energy Technology Co. Ltd. Class A	437,000	554
	Zhejiang Cfmoto Power Co. Ltd. Class A	42,100	551
	Wuhan Jingce Electronic Group Co. Ltd. Class A	74,192	550
*	Wuxi Taiji Industry Co. Ltd. Class A	707,468	546
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	148,500	545
[1,2]	Linklogis Inc. Class B	3,746,500	541
	Digital China Group Co. Ltd. Class A	168,800	538
*,1,2	Ocumension Therapeutics	836,000	538
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	991,400	538
*	Chengtun Mining Group Co. Ltd. Class A	1,051,538	537
	CETC Digital Technology Co. Ltd. Class A	224,850	535
*,2	Q Technology Group Co. Ltd.	1,508,000	532
	Jiangxi Jovo Energy Co. Ltd. Class A	150,000	532
	Sonoscape Medical Corp. Class A	106,400	531
[2]	China South City Holdings Ltd.	16,108,000	527
	Sinotruk Jinan Truck Co. Ltd. Class A	270,660	527
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	1,091,405	527
	Inner Mongolia Mining Co. Ltd. Class A	411,388	526
	CSSC Science & Technology Co. Ltd. Class A	234,700	524
	Qianhe Condiment and Food Co. Ltd. Class A	269,342	524
	First Tractor Co. Ltd. Class A	287,300	521
[2]	Helens International Holdings Co. Ltd.	1,329,500	521
	Nanjing Gaoke Co. Ltd. Class A	615,000	520
	Shanghai Zhonggu Logistics Co. Ltd. Class A	511,192	512
	Leader Harmonious Drive Systems Co. Ltd. Class A	34,153	511
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	879,100	511
	China Kings Resources Group Co. Ltd. Class A	153,571	509
*	Beijing BDStar Navigation Co. Ltd. Class A	149,459	505
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	143,500	504
*	Gree Real Estate Co. Ltd. Class A	605,435	504
*,1,2,3	Redco Properties Group Ltd.	2,958,000	503
	Gansu Energy Chemical Co. Ltd. Class A	1,221,300	502
[1,2]	Medlive Technology Co. Ltd.	636,000	501
*,2	Cosmopolitan International Holdings Ltd.	2,000,400	499
	Foran Energy Group Co. Ltd. Class A	309,910	498
	Dajin Heavy Industry Co. Ltd. Class A	188,700	498
*	DouYu International Holdings Ltd. ADR	642,865	497
	Guangdong Hongda Blasting Co. Ltd. Class A	224,774	496
*	Sai Micro Electronics Inc. Class A	197,300	492
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	470,300	492
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	506,200	492
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	65,300	491
	China National Gold Group Gold Jewellery Co. Ltd. Class A	386,200	491
	Dazhong Transportation Group Co. Ltd. Class B	2,540,244	490
*,1,2	Alliance International Education Leasing Holdings Ltd.	3,472,000	490

		Shares	Market Value ($000)
*	Visionox Technology Inc. Class A	429,200	487
*,1,2	Hope Education Group Co. Ltd.	12,692,000	487
*	Moody Technology Holdings Ltd.	12,822,548	483
	Sino-Platinum Metals Co. Ltd. Class A	261,859	475
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,867,500	474
	Foryou Corp. Class A	155,100	470
*	Sichuan Hexie Shuangma Co. Ltd. Class A	208,000	468
	Arcsoft Corp. Ltd. Class A	125,620	468
	Eastern Communications Co. Ltd. Class A	379,700	467
	Shenzhen Megmeet Electrical Co. Ltd. Class A	169,550	461
[1,2]	Midea Real Estate Holding Ltd.	857,200	459
	Tibet Mineral Development Co. Class A	153,400	459
	APT Medical Inc. Class A	8,420	458
	Victory Giant Technology Huizhou Co. Ltd. Class A	221,057	455
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	185,000	455
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	796,400	453
	Shanghai Huace Navigation Technology Ltd. Class A	136,360	447
[2]	Comba Telecom Systems Holdings Ltd.	5,343,959	446
	Yankershop Food Co. Ltd. Class A	51,750	446
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	712,328	445
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	226,900	438
	Ningbo Xusheng Group Co. Ltd. Class A	233,790	438
*,2	Sino-Ocean Group Holding Ltd.	9,720,000	437
	Ningbo Huaxiang Electronic Co. Ltd. Class A	277,300	437
	JCHX Mining Management Co. Ltd. Class A	81,800	435
	Western Region Gold Co. Ltd. Class A	302,567	434
*	Heibei Sinopack Electronic Technology Co. Ltd. Class A	53,193	434
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	451,800	433
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	586,700	432
*	Fangda Special Steel Technology Co. Ltd. Class A	731,788	432
*	Shandong Hi-Speed New Energy Group Ltd.	1,843,600	432
	Edifier Technology Co. Ltd. Class A	254,800	431
*	Youdao Inc. ADR	126,376	431
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	151,215	431
	Tongyu Heavy Industry Co. Ltd. Class A	1,418,300	429
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	282,816	429
	Shenzhen Envicool Technology Co. Ltd. Class A	160,200	429
	Hainan Haide Capital Management Co. Ltd. Class A	334,068	428
	DBG Technology Co. Ltd. Class A	193,060	427
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	113,700	427
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	25,235	427
	Guangzhou Restaurant Group Co. Ltd. Class A	176,060	426
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	701,300	425
	Beijing Strong Biotechnologies Inc. Class A	176,600	424
	Sunflower Pharmaceutical Group Co. Ltd. Class A	132,971	422
	China CAMC Engineering Co. Ltd. Class A	349,700	419
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	399,500	419
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	248,800	418
	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	418
	Sanquan Food Co. Ltd. Class A	258,474	415
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	431,900	413
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	18,505	412
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	28,225	412
	Xiamen Bank Co. Ltd. Class A	582,968	412
	YGSOFT Inc. Class A	625,642	411
	Nantong Jianghai Capacitor Co. Ltd. Class A	210,600	411
	Tangrenshen Group Co. Ltd. Class A	501,900	411
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	162,200	409

		Shares	Market Value ($000)
	Fibocom Wireless Inc. Class A	212,395	408
	Shanghai Haixin Group Co. Class B	1,321,500	407
	Jiangsu Guotai International Group Co. Ltd. Class A	427,100	407
*	Roshow Technology Co. Ltd. Class A	566,500	405
	Shanghai Runda Medical Technology Co. Ltd. Class A	193,100	404
	Hainan Strait Shipping Co. Ltd. Class A	532,050	403
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	175,270	401
	Baowu Magnesium Technology Co. Ltd. Class A	189,500	400
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	148,033	399
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	186,295	398
	Jilin Electric Power Co. Ltd. Class A	711,864	396
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	233,900	396
	Xi'an Triangle Defense Co. Ltd. Class A	124,120	394
	Wuhu Token Science Co. Ltd. Class A	609,410	392
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	84,500	392
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	297,800	388
	Sichuan Development Lomon Co. Ltd. Class A	472,000	385
	Henan Mingtai Al Industrial Co. Ltd. Class A	282,796	385
[2]	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	384
*	China Aluminum International Engineering Corp. Ltd. Class A	591,800	384
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	682,200	384
*	PCI Technology Group Co. Ltd. Class A	600,000	383
	Xinhuanet Co. Ltd. Class A	134,400	383
	Norinco International Cooperation Ltd. Class A	251,860	381
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	299,800	380
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	106,400	380
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	380
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	69,200	380
	Anhui Guangxin Agrochemical Co. Ltd. Class A	212,576	379
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	126,500	378
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	251,700	378
	Sinosteel Engineering & Technology Co. Ltd. Class A	398,900	377
	Electric Connector Technology Co. Ltd. Class A	86,000	376
	Xiamen Amoytop Biotech Co. Ltd. Class A	53,675	376
*	Bohai Leasing Co. Ltd. Class A	1,305,500	373
*	Fujian Kuncai Material Technology Co. Ltd. Class A	57,000	373
	Chow Tai Seng Jewellery Co. Ltd. Class A	165,350	371
	Beijing GeoEnviron Engineering & Technology Inc. Class A	499,126	371
	Shenzhen Yinghe Technology Co. Ltd. Class A	180,196	370
	PNC Process Systems Co. Ltd. Class A	111,240	367
	Yunnan Energy Investment Co. Ltd. Class A	304,200	366
	Wuhan DR Laser Technology Corp. Ltd. Class A	61,824	362
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	273,199	361
	Xinjiang Joinworld Co. Ltd. Class A	379,300	361
	Qingdao East Steel Tower Stock Co. Ltd. Class A	393,200	360
[1,2]	China East Education Holdings Ltd.	1,241,500	359
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	257,410	357
	Gaona Aero Material Co. Ltd. Class A	173,920	356
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	355
	Xiamen Kingdomway Group Co. Class A	202,433	354
	Shenzhen Leaguer Co. Ltd. Class A	394,400	354
*	China Reform Health Management and Services Group Co. Ltd. Class A	261,500	353
*	Chongqing Iron & Steel Co. Ltd. Class A	1,933,767	352
	COFCO Biotechnology Co. Ltd. Class A	422,423	351
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	351
	Guangdong Provincial Expressway Development Co. Ltd. Class A	275,759	351

		Shares	Market Value ($000)
	Sineng Electric Co. Ltd. Class A	107,761	350
	Pacific Textiles Holdings Ltd.	2,198,000	349
	China Kepei Education Group Ltd.	2,262,000	347
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	728,080	346
	Kehua Data Co. Ltd. Class A	118,200	346
	BrightGene Bio-Medical Technology Co. Ltd. Class A	103,375	346
	Xinxiang Richful Lube Additive Co. Ltd. Class A	64,600	344
	CETC Potevio Science&Technology Co. Ltd. Class A	162,300	343
*	Aotecar New Energy Technology Co. Ltd. Class A	1,007,400	343
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	146,062	341
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	84,550	340
	Guangdong Advertising Group Co. Ltd. Class A	517,100	340
*	Beijing Compass Technology Development Co. Ltd. Class A	56,800	339
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	333,710	337
	China Wafer Level Csp Co. Class A	150,720	337
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	246,691	336
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	322,800	335
	Fujian Boss Software Development Co. Ltd. Class A	175,800	334
	Zhejiang Wanma Co. Ltd. Class A	304,500	333
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	59,400	333
	Shanghai Pret Composites Co. Ltd. Class A	273,164	332
	Beijing eGOVA Co. Ltd. Class A	183,673	330
*	Genimous Technology Co. Ltd. Class A	339,100	328
	Beibuwan Port Co. Ltd. Class A	320,019	328
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	205,043	327
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	434,900	326
	China Tungsten And Hightech Materials Co. Ltd. Class A	302,120	326
	Qingdao Gaoce Technology Co. Ltd. Class A	86,797	325
*	Hybio Pharmaceutical Co. Ltd. Class A	236,600	325
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A	255,400	324
	Zhejiang Meida Industrial Co. Ltd. Class A	264,400	323
	Chengdu Wintrue Holding Co. Ltd. Class A	318,900	322
	FAWER Automotive Parts Co. Ltd. Class A	500,400	321
	MLS Co. Ltd. Class A	333,000	321
	Yusys Technologies Co. Ltd. Class A	193,680	321
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	539,300	321
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	320
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	192,114	320
	CQ Pharmaceutical Holding Co. Ltd. Class A	513,500	320
*	Zhejiang Narada Power Source Co. Ltd. Class A	227,100	319
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	54,700	319
*	China Tianying Inc. Class A	577,300	318
*	Jinke Properties Group Co. Ltd. Class A	1,516,200	317
	Grinm Advanced Materials Co. Ltd. Class A	237,500	317
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	296,871	316
	Jingjin Equipment Inc. Class A	129,689	316
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	398,100	316
	Shenzhen Topband Co. Ltd. Class A	312,800	315
	Konfoong Materials International Co. Ltd. Class A	57,300	314
	Xinyu Iron & Steel Co. Ltd. Class A	636,863	313
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	219,904	313
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	216,696	313
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	311
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	229,000	311
[2]	Ausnutria Dairy Corp. Ltd.	972,000	310
	Guangdong Aofei Data Technology Co. Ltd. Class A	269,531	310

		Shares	Market Value ($000)
	Kunshan Dongwei Technology Co. Ltd. Class A	63,862	310
	B-Soft Co. Ltd. Class A	513,630	309
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	294,800	309
	Sinofibers Technology Co. Ltd. Class A	105,800	308
*	Zhejiang Akcome New Energy Technology Co. Ltd.	1,202,200	306
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	28,697	306
	Jiangsu Shagang Co. Ltd. Class A	659,600	305
	Tayho Advanced Materials Group Co. Ltd. Class A	201,900	305
	Jiuzhitang Co. Ltd. Class A	267,600	305
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	70,903	305
	Anhui Huaheng Biotechnology Co. Ltd. Class A	21,576	305
*,1,2	CStone Pharmaceuticals	1,459,000	304
	Guizhou Chanhen Chemical Corp. Class A	146,200	304
	Henan Pinggao Electric Co. Ltd. Class A	177,200	303
	Sichuan Anning Iron and Titanium Co. Ltd. Class A	81,033	303
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	105,120	302
*	Niu Technologies ADR	170,895	301
*,2	Zhuguang Holdings Group Co. Ltd.	9,430,000	300
	Chengzhi Co. Ltd. Class A	293,300	299
	Zhejiang Communications Technology Co. Ltd. Class A	593,320	299
*	Shandong Longda Meat Foodstuff Co. Ltd. Class A	320,900	299
	Chengdu Kanghua Biological Products Co. Ltd. Class A	38,200	299
*	HUYA Inc. ADR	97,185	298
	Advanced Technology & Materials Co. Ltd. Class A	293,200	298
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	252,641	298
	Jiangxi Ganyue Expressway Co. Ltd. Class A	519,100	298
	Beijing Tongtech Co. Ltd. Class A	152,460	297
	Shanghai Belling Co. Ltd. Class A	176,800	297
	Wuxi Paike New Materials Technology Co. Ltd. Class A	34,700	296
*	Tech-Bank Food Co. Ltd. Class A	705,697	294
*,2	LVGEM China Real Estate Investment Co. Ltd.	3,802,000	294
	Anhui Jinhe Industrial Co. Ltd. Class A	125,400	293
*	Shanghai DZH Ltd. Class A	264,100	292
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	178,200	292
*	Jiangxi Ganneng Co. Ltd. Class A	260,624	291
	Shanghai Liangxin Electrical Co. Ltd. Class A	298,140	290
	DeHua TB New Decoration Materials Co. Ltd. Class A	213,400	290
	Shantui Construction Machinery Co. Ltd. Class A	382,600	290
*	Beijing SuperMap Software Co. Ltd. Class A	138,500	288
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	67,697	288
	CTS International Logistics Corp. Ltd. Class A	291,080	287
	Sichuan Jiuzhou Electric Co. Ltd. Class A	259,700	287
	Quectel Wireless Solutions Co. Ltd. Class A	59,113	286
*	COL Group Co. Ltd. Class A	109,300	286
*,1	Viva Biotech Holdings	3,499,000	285
	Telling Telecommunication Holding Co. Ltd. Class A	275,400	284
	Vats Liquor Chain Store Management JSC Ltd. Class A	128,600	283
*	Tongdao Liepin Group	571,600	283
	Henan Yuguang Gold & Lead Co. Ltd. Class A	378,800	282
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	342,700	281
	Moon Environment Technology Co. Ltd. Class A	192,700	281
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	73,600	281
	Jiangsu ToLand Alloy Co. Ltd. Class A	97,890	280
	Innuovo Technology Co. Ltd. Class A	420,100	279
*	Shenzhen Clou Electronics Co. Ltd. Class A	497,800	279
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	170,900	279
	Chengdu Hongqi Chain Co. Ltd. Class A	443,200	278
	Tibet Urban Development and Investment Co. Ltd. Class A	218,600	278

		Shares	Market Value ($000)
	Hainan Jinpan Smart Technology Co. Ltd. Class A	57,862	278
	Renhe Pharmacy Co. Ltd. Class A	346,200	276
	Guocheng Mining Co. Ltd. Class A	217,475	275
	Zhejiang Hangmin Co. Ltd. Class A	280,000	275
*	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	275
	Bmc Medical Co. Ltd. Class A	19,800	275
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	400,200	274
	Rianlon Corp. Class A	90,600	274
	Luoniushan Co. Ltd. Class A	395,201	273
	Zhejiang Huatong Meat Products Co. Ltd. Class A	114,100	272
	Hubei Yihua Chemical Industry Co. Ltd. Class A	232,800	271
	Shenzhen Tagen Group Co. Ltd. Class A	430,300	270
	Fujian Star-net Communication Co. Ltd. Class A	134,100	270
	Shandong Jinjing Science & Technology Co. Ltd. Class A	346,200	270
*	China Hainan Rubber Industry Group Co. Ltd. Class A	471,100	270
	Shenzhen Desay Battery Technology Co. Class A	94,425	269
	Wuxi NCE Power Co. Ltd. Class A	64,288	269
	Zhuhai CosMX Battery Co. Ltd. Class A	143,788	269
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	268
*,2	Kwg Group Holdings Ltd.	4,728,000	267
*	Xian International Medical Investment Co. Ltd. Class A	304,100	267
	Yotrio Group Co. Ltd. Class A	750,400	266
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	74,971	266
	Shenzhen CECport Technologies Co. Ltd. Class A	107,000	266
	Amoy Diagnostics Co. Ltd. Class A	112,420	265
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,532,300	265
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	776,700	265
	Bank of Chongqing Co. Ltd. Class A	276,139	265
*	JS Corrugating Machinery Co. Ltd. Class A	155,700	265
	China Petroleum Engineering Corp. Class A	609,100	265
	Bros Eastern Co. Ltd. Class A	394,600	265
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	285,800	264
*,1,2	Shimao Services Holdings Ltd.	2,329,000	263
	Jiangzhong Pharmaceutical Co. Ltd. Class A	88,500	263
	Zhejiang Yasha Decoration Co. Ltd. Class A	485,100	262
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	261
	Anhui Construction Engineering Group Co. Ltd. Class A	400,800	261
	KBC Corp. Ltd. Class A	40,853	261
*	Nanjing Tanker Corp. Class A	615,500	261
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	109,400	261
	Andon Health Co. Ltd. Class A	52,491	260
	Hainan Poly Pharm Co. Ltd. Class A	108,902	259
*	Kidswant Children Products Co. Ltd. Class A	282,900	259
*	Lifan Technology Group Co. Ltd. Class A	635,000	259
	Bafang Electric Suzhou Co. Ltd. Class A	52,220	258
*	Beijing Jingyuntong Technology Co. Ltd. Class A	510,900	258
*	Shengda Resources Co. Ltd. Class A	212,800	256
	Shanxi Blue Flame Holding Co. Ltd. Class A	291,800	256
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	421,800	256
*	Wuxi Boton Technology Co. Ltd. Class A	133,700	255
*	Antong Holdings Co. Ltd. Class A	818,548	255
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	388,828	254
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	115,700	254
	Changchun Faway Automobile Components Co. Ltd. Class A	231,260	254
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	699,900	254
*	Lancy Co. Ltd. Class A	104,400	254
	Nuode New Materials Co. Ltd. Class A	420,892	254
	Qingdao Haier Biomedical Co. Ltd. Class A	64,045	253

		Shares	Market Value ($000)
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	518,200	252
	Cccg Real Estate Corp. Ltd. Class A	182,200	251
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	406,000	251
*	Henan Zhongfu Industry Co. Ltd. Class A	612,100	251
	Jiangsu Guomao Reducer Co. Ltd. Class A	155,279	249
	Shandong Iron and Steel Co. Ltd. Class A	1,371,200	248
	Jiangsu Azure Corp. Class A	266,900	247
	Fulin Precision Co. Ltd. Class A	256,500	247
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	484,300	246
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	246
	Jade Bird Fire Co. Ltd. Class A	145,600	246
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	115,400	246
*	Sinocelltech Group Ltd. Class A	46,867	244
	Ningbo Peacebird Fashion Co. Ltd. Class A	121,100	243
	China Science Publishing & Media Ltd. Class A	72,600	242
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	520,243	241
	China Harzone Industry Corp. Ltd. Class A	264,900	241
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	57,320	241
*	Great Chinasoft Technology Co. Ltd. Class A	235,100	241
	Shanghai Medicilon Inc. Class A	40,586	240
	Jinlei Technology Co. Ltd. Class A	93,100	240
	Winall Hi-Tech Seed Co. Ltd. Class A	242,550	239
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	129,815	239
	Hand Enterprise Solutions Co. Ltd. Class A	287,200	238
	Three's Co. Media Group Co. Ltd. Class A	33,265	236
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	62,274	236
	Beijing Dahao Technology Corp. Ltd. Class A	178,920	236
	PhiChem Corp. Class A	147,800	235
	Xianhe Co. Ltd. Class A	127,300	234
*	Zotye Automobile Co. Ltd. Class A	719,300	233
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	232
*	Jiangsu Lopal Tech Co. Ltd. Class A	184,592	232
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	181,800	231
	Suzhou Good-Ark Electronics Co. Ltd. Class A	199,000	230
	Sumavision Technologies Co. Ltd. Class A	393,700	229
	Lier Chemical Co. Ltd. Class A	168,680	229
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	40,038	229
*	INKON Life Technology Co. Ltd. Class A	206,800	229
	Jinneng Science&Technology Co. Ltd. Class A	234,000	228
	Era Co. Ltd. Class A	348,100	227
	Unilumin Group Co. Ltd. Class A	293,000	226
	Shanghai Pudong Construction Co. Ltd. Class A	234,055	226
*	Guangdong DFP New Material Group Co. Ltd. Class A	433,200	226
	Shanghai AtHub Co. Ltd. Class A	102,760	225
	Shanghai Chinafortune Co. Ltd. Class A	115,200	225
	Suplet Power Co. Ltd. Class A	161,388	225
	Piesat Information Technology Co. Ltd. Class A	72,798	225
*,2	China High Speed Transmission Equipment Group Co. Ltd.	1,296,300	224
	Shandong WIT Dyne Health Co. Ltd. Class A	60,200	224
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	159,400	224
	Wencan Group Co. Ltd. Class A	64,897	224
*	Blivex Technology Co. Ltd. Class A	1,301,479	224
	Hangxiao Steel Structure Co. Ltd. Class A	556,700	222
	ZWSOFT Co. Ltd. Guangzhou Class A	22,030	222
*	Sichuan Hongda Co. Ltd. Class A	374,500	222
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	38,604	221
	Edan Instruments Inc. Class A	189,000	220

		Shares	Market Value ($000)
	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	219
	Kingsemi Co. Ltd. Class A	17,580	219
*	Wondershare Technology Group Co. Ltd. Class A	20,100	218
	Hangzhou Dptech Technologies Co. Ltd. Class A	145,100	218
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	66,200	218
*	Hwa Create Co. Ltd. Class A	96,200	216
	Shenzhen Sunline Tech Co. Ltd. Class A	204,000	216
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	52,000	216
	Longhua Technology Group Luoyang Co. Ltd. Class A	281,200	216
	Windey Energy Technology Group Co. Ltd. Class A	182,832	214
	Shenzhen Das Intellitech Co. Ltd. Class A	564,300	213
	City Development Environment Co. Ltd. Class A	139,720	213
	Jinhui Liquor Co. Ltd. Class A	77,400	213
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	15,181	213
	Beijing CTJ Information Technology Co. Ltd. Class A	27,191	213
	China Coal Xinji Energy Co. Ltd. Class A	257,920	213
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	356,704	212
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	279,043	212
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	211
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	211
*	China First Heavy Industries Co. Ltd. Class A	577,100	211
	Xilinmen Furniture Co. Ltd. Class A	99,600	210
*	Anyang Iron & Steel Inc. Class A	780,000	210
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	209
	Xiamen Xiangyu Co. Ltd. Class A	234,533	208
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	225,300	208
*	YaGuang Technology Group Co. Ltd. Class A	274,900	207
	China Publishing & Media Co. Ltd. Class A	187,900	207
	Anhui Heli Co. Ltd. Class A	84,400	207
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	206
*	China Express Airlines Co. Ltd. Class A	265,800	206
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	113,940	206
*	Shenyang Machine Tool Co. Ltd. Class A	245,700	206
	Sanwei Holding Group Co. Ltd. Class A	116,926	206
	Luyang Energy-Saving Materials Co. Ltd.	109,666	205
*	Realcan Pharmaceutical Group Co. Ltd. Class A	545,800	204
*	China High Speed Railway Technology Co. Ltd. Class A	686,900	204
	Henan Zhongyuan Expressway Co. Ltd. Class A	405,000	204
*	Sensteed Hi-tech Group Class A	1,078,300	204
*	Focused Photonics Hangzhou Inc. Class A	116,800	203
	Bank of Lanzhou Co. Ltd. Class A	562,400	202
*	Beijing North Star Co. Ltd. Class H	2,368,000	201
	Henan Liliang Diamond Co. Ltd. Class A	54,900	201
	Hualan Biological Bacterin Inc. Class A	66,000	200
	Wushang Group Co. Ltd. Class A	188,173	199
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	311,013	199
	Jinghua Pharmaceutical Group Co. Ltd. Class A	206,290	199
	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	198
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	291,300	198
*	Shenzhen World Union Group Inc. Class A	679,900	197
	Sino Wealth Electronic Ltd. Class A	85,129	197
*	HC SemiTek Corp. Class A	282,100	197
	Kailuan Energy Chemical Co. Ltd. Class A	186,100	197
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	853,000	196
	Hunan Aihua Group Co. Ltd. Class A	86,843	195
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	195
	Shenzhen Gongjin Electronics Co. Ltd. Class A	212,400	194

		Shares	Market Value ($000)
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	138,300	194
	Zhejiang Yinlun Machinery Co. Ltd. Class A	95,400	194
	China Railway Construction Heavy Industry Corp. Ltd. Class A	365,709	194
	Ningbo Boway Alloy Material Co. Ltd. Class A	106,900	194
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	193
	Bear Electric Appliance Co. Ltd. Class A	28,800	192
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	125,800	192
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	159,300	192
*	CETC Chips Technology Inc. Class A	130,000	192
	Nanjing Cosmos Chemical Co. Ltd. Class A	23,000	192
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	120,757	191
*	Archermind Technology Nanjing Co. Ltd. Class A	38,100	191
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	1,104,900	191
	Chengdu ALD Aviation Manufacturing Corp. Class A	110,554	191
	Chengdu RML Technology Co. Ltd. Class A	30,695	191
*	Vantone Neo Development Group Co. Ltd. Class A	266,900	191
	Huaming Power Equipment Co. Ltd. Class A	94,300	190
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	266,900	190
*	Sichuan Haite High-tech Co. Ltd. Class A	190,200	189
	TRS Information Technology Corp. Ltd. Class A	113,300	189
	CIMC Vehicles Group Co. Ltd. Class A	158,500	188
	Fujian Expressway Development Co. Ltd. Class A	433,000	188
*	CIG Shanghai Co. Ltd. Class A	38,900	188
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	73,700	187
	Hunan Zhongke Electric Co. Ltd. Class A	166,500	187
*	Orient Group Inc. Class A	774,900	186
	Xi'an Bright Laser Technologies Co. Ltd. Class A	18,955	186
	INESA Intelligent Tech Inc. Class A	138,200	186
*	Tianjin Trolia Information Technology Co. Ltd. Class A	445,000	186
*	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	185
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	185
*	Anhui Tatfook Technology Co. Ltd. Class A	183,484	185
*	Zhongtong Bus Co. Ltd. A Class A	183,400	185
	Beijing Sifang Automation Co. Ltd. Class A	97,100	185
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	184
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	120,900	184
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	183
*	Hongbo Co. Ltd. Class A	69,700	182
	XGD Inc. Class A	70,400	182
*	Beijing VRV Software Corp. Ltd. Class A	348,300	181
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	24,300	180
*	HyUnion Holding Co. Ltd. Class A	247,800	179
	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	179
*	Shanghai Anlogic Infotech Co. Ltd. Class A	48,352	179
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,122,100	178
	Shandong Xiantan Co. Ltd. Class A	208,300	178
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	81,800	178
	Beyondsoft Corp. Class A	140,900	178
	Top Resource Energy Co. Ltd. Class A	192,500	178
	Estun Automation Co. Ltd. Class A (XSEC)	97,300	177
	ZheJiang Dali Technology Co. Ltd. Class A	114,720	176
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	128,100	176
	Changjiang Publishing & Media Co. Ltd. Class A	178,000	176
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	175
	Xinzhi Group Co. Ltd. Class A	103,400	175
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	175
	Riyue Heavy Industry Co. Ltd. Class A	129,000	174
	Guangdong Dowstone Technology Co. Ltd. Class A	143,400	174

		Shares	Market Value ($000)
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	56,200	174
	Shenzhen Hopewind Electric Co. Ltd. Class A	59,794	174
*	5I5J Holding Group Co. Ltd. Class A	655,800	173
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	141,893	173
	Yueyang Forest & Paper Co. Ltd. Class A	257,200	173
	Nanjing Vazyme Biotech Co. Ltd. Class A	54,654	172
	Ningbo Yunsheng Co. Ltd. Class A	219,500	171
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	212,000	170
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	309,500	170
	Advanced Fiber Resources Zhuhai Ltd. Class A	35,290	170
*	New Guomai Digital Culture Co. Ltd. Class A	112,400	170
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	169
	Truking Technology Ltd. Class A	148,900	169
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	60,400	169
	Dongfang Electronics Co. Ltd. Class A	168,500	169
	Willfar Information Technology Co. Ltd. Class A	49,522	169
	Sichuan EM Technology Co. Ltd. Class A	135,199	169
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	131,300	168
	Marssenger Kitchenware Co. Ltd. Class A	93,000	168
	Shenzhen Noposin Crop Science Co. Ltd. Class A	170,300	168
	Jiangsu Lianyungang Port Co. Ltd. Class A	327,800	168
	Sinomach Automobile Co. Ltd. Class A	168,600	168
*	Tongding Interconnection Information Co. Ltd. Class A	287,300	167
	Black Peony Group Co. Ltd. Class A	228,740	167
	Shandong Head Co. Ltd. Class A	80,800	167
*	Triumph New Energy Co. Ltd. Class A	102,500	167
	Ligao Foods Co. Ltd. Class A	34,900	167
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	43,300	167
*	YanTai Shuangta Food Co. Ltd. Class A	301,100	165
	Dosilicon Co. Ltd. Class A	52,534	165
	Beijing Balance Medical Technology Co. Ltd. Class A	11,369	165
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	158,960	164
	Linktel Technologies Co. Ltd. Class A	16,200	164
	Client Service International Inc. Class A	117,300	163
	Shandong Dawn Polymer Co. Ltd. Class A	119,800	163
*	FESCO Group Co. Ltd. Class A	68,900	163
	Shinva Medical Instrument Co. Ltd. Class A	58,200	162
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	165,900	162
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	161
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	210,200	161
	Changchun BCHT Biotechnology Co. Ltd. Class A	24,686	161
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	367,200	161
*	Pengxin International Mining Co. Ltd. Class A	470,100	161
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	125,300	160
	ApicHope Pharmaceutical Co. Ltd. Class A	56,400	160
	Liaoning Chengda Biotechnology Co. Ltd. Class A	41,333	159
	Shanghai Yaoji Technology Co. Ltd. Class A	56,400	158
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	158
	Yibin Tianyuan Group Co. Ltd. Class A	263,250	158
*	Nations Technologies Inc. Class A	142,300	158
	Central China Land Media Co. Ltd. Class A	120,100	158
	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	157
*,1	Archosaur Games Inc.	1,022,000	157
*	Beijing Water Business Doctor Co. Ltd. Class A	221,500	157
	Sichuan Injet Electric Co. Ltd. Class A	29,800	157
	Loncin Motor Co. Ltd. Class A	243,800	156

		Shares	Market Value ($000)
*	RongFa Nuclear Equipment Co. Ltd. Class A	285,300	156
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	14,024	156
	Chengdu Bright Eye Hospital Co. Ltd. Class A	17,900	156
	Shenzhen Topway Video Communication Co. Ltd. Class A	109,300	155
	Southern Publishing & Media Co. Ltd. Class A	98,600	155
*	Guangdong Guanghua Sci Tech Class A	100,900	154
	Sino Biological Inc. Class A	17,193	154
*	Shenzhen Infinova Ltd. Class A	155,600	153
*	Anhui Golden Seed Winery Co. Ltd. Class A	75,100	153
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	109,500	153
	Goldenmax International Group Ltd. Class A	166,100	152
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	152
	Guangdong Tapai Group Co. Ltd. Class A	156,728	151
	Sichuan Jinyuan Yinhai Software Co. Ltd. Class A	59,400	151
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	414,400	151
*	Shenzhen SDG Information Co. Ltd. Class A	126,700	150
	Zhejiang Tiantie Industry Co. Ltd. Class A	263,094	150
	Focus Technology Co. Ltd. Class A	42,700	150
	Arctech Solar Holding Co. Ltd. Class A	15,206	150
*	Zhejiang Jingu Co. Ltd. Class A	185,200	148
	NYOCOR Co. Ltd. Class A	198,600	147
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	110,800	147
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	177,100	146
	Jinko Power Technology Co. Ltd. Class A	331,200	146
	XTC New Energy Materials Xiamen Co. Ltd. Class A	34,724	146
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	48,300	145
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	14,799	144
*	New Journey Health Technology Group Co. Ltd. Class A	426,800	143
	Shunfa Hengye Corp. Class A	347,900	142
*	Chengdu Guoguang Electric Co. Ltd. Class A	14,766	142
*	Baotailong New Materials Co. Ltd. Class A	389,800	142
	Neway Valve Suzhou Co. Ltd. Class A	83,800	142
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	65,600	142
	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	141
*	Guangdong Highsun Group Co. Ltd. Class A	631,300	141
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	323,600	141
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	159,200	141
*	Shenzhen Deren Electronic Co. Ltd. Class A	152,571	140
	Jinhong Gas Co. Ltd. Class A	56,282	140
	Wellhope Foods Co. Ltd. Class A	138,800	139
	Guangdong Hybribio Biotech Co. Ltd. Class A	145,287	139
	Shandong Bohui Paper Industrial Co. Ltd. Class A	191,658	139
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	116,100	139
	Servyou Software Group Co. Ltd. Class A	39,300	139
	JSTI Group Class A	201,500	138
	IReader Technology Co. Ltd. Class A	63,900	138
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	120,900	138
	Monalisa Group Co. Ltd. Class A	87,171	137
	Elion Energy Co. Ltd. Class A	430,490	137
	Zhuzhou Times New Material Technology Co. Ltd. Class A	120,900	137
	Sino GeoPhysical Co. Ltd. Class A	83,000	136
	Shenzhen Click Technology Co. Ltd. Class A	97,400	136
	Hangzhou Onechance Tech Corp. Class A	54,300	136
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	36,734	136
	Greatoo Intelligent Equipment Inc. Class A	298,600	136
	Fujian Qingshan Paper Industry Co. Ltd. Class A	466,900	136
*	Huafu Fashion Co. Ltd. Class A	316,500	134

		Shares	Market Value ($000)
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	97,700	132
	Cheng De Lolo Co. Ltd. Class A	122,960	131
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	90,100	131
	Chongqing Chuanyi Automation Co. Ltd. Class A	41,400	131
	Semitronix Corp. Class A	18,200	131
	China Sports Industry Group Co. Ltd. Class A	121,900	131
*	Yijiahe Technology Co. Ltd. Class A	39,200	130
	Shanghai Datun Energy Resources Co. Ltd. Class A	61,600	130
*	Minmetals Development Co. Ltd. Class A	109,546	130
*	Konka Group Co. Ltd. Class A	295,400	129
*	Fujian Snowman Co. Ltd. Class A	149,300	129
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	27,680	129
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	120,900	129
*	Zhewen Interactive Group Co. Ltd. Class A	207,900	129
	Citic Offshore Helicopter Co. Ltd. Class A	100,600	129
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	114,100	129
*	Beijing Watertek Information Technology Co. Ltd. Class A	357,400	128
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	391,700	128
	CITIC Press Corp. Class A	28,800	127
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	127
	Jenkem Technology Co. Ltd. Class A	12,615	127
	Beijing Wandong Medical Technology Co. Ltd. Class A	68,800	127
	Hangzhou Sunrise Technology Co. Ltd. Class A	62,000	126
*	Jiangsu Etern Co. Ltd. Class A	216,700	126
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	122,400	125
*	Beijing Teamsun Technology Co. Ltd. Class A	170,500	125
	Triumph Science & Technology Co. Ltd. Class A	92,300	125
	Wuhan Keqian Biology Co. Ltd. Class A	57,815	124
	TDG Holdings Co. Ltd. Class A	134,400	124
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	100,300	123
*	QuantumCTek Co. Ltd. Class A	10,213	123
	Hubei Century Network Technology Co. Ltd. Class A	70,100	122
	Jiangsu Changbao Steeltube Co. Ltd. Class A	170,700	122
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	21,900	121
	Fujian Apex Software Co. Ltd. Class A	23,700	121
*	Harbin Pharmaceutical Group Co. Ltd. Class A	301,975	120
	Beijing Haohua Energy Resource Co. Ltd. Class A	122,900	120
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	59,900	119
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	18,529	119
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	81,900	118
	Appotronics Corp. Ltd. Class A	48,503	118
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	40,500	116
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	52,413	116
	Guotai Epoint Software Co. Ltd. Class A	36,206	116
*	Jishi Media Co. Ltd. Class A	515,000	116
	Xiamen Jihong Technology Co. Ltd. Class A	56,800	115
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	21,400	115
	Shanghai Haixin Group Co. Class A	148,300	115
	Wuxi Rural Commercial Bank Co. Ltd. Class A	162,900	115
	Shenzhen Xinyichang Technology Co. Ltd. Class A	12,010	115
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	93,000	114
	Gansu Shangfeng Cement Co. Ltd. Class A	109,920	114
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	222,400	114
*	CSG Smart Science&Technology Co. Ltd. Class A	149,700	113
	Guangxi LiuYao Group Co. Ltd. Class A	47,600	113
*	AECC Aero Science and Technology Co. Ltd. Class A	53,600	113
	Huadian Heavy Industries Co. Ltd. Class A	129,300	113
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	190,900	112

		Shares	Market Value ($000)
*	Shanghai Milkground Food Tech Co. Ltd. Class A	57,000	112
	Qiming Information Technology Co. Ltd. Class A	64,000	112
	Guomai Technologies Inc. Class A	129,000	111
*	Beijing Philisense Technology Co. Ltd. Class A	264,600	111
*	Guangxi Radio and Television Information Network Corp. Ltd. Class A	264,600	111
*	Top Energy Co. Ltd. Shanxi Class A	122,200	111
	Shenzhen Invt Electric Co. Ltd. Class A	120,500	110
	Jiang Su Suyan Jingshen Co. Ltd. Class A	99,600	110
	263 Network Communication Co. Ltd. Class A	221,800	109
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	114,300	109
*	Jin Tong Ling Technology Class A	383,000	109
	Ningbo Zhenyu Technology Co. Ltd. Class A	19,994	109
*	Delixi New Energy Technology Co. Ltd. Class A	51,100	109
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	183,200	109
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	124,600	109
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	223,000	108
	Shanxi Coking Co. Ltd. Class A	165,100	108
*	Beijing Baination Pictures Co. Ltd. Class A	155,000	108
*	Guoguang Electric Co. Ltd. Class A	66,100	108
	C*Core Technology Co. Ltd. Class A	40,379	108
	Jiangsu Amer New Material Co. Ltd. Class A	143,900	107
	Zhejiang Chengchang Technology Co. Ltd. Class A	17,097	107
	Time Publishing and Media Co. Ltd. Class A	72,400	107
	Jiangsu Huaxicun Co. Ltd. Class A	117,700	106
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A (XSSC)	83,400	106
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	154,200	106
	ZhongMan Petroleum and Natural Gas Group Corp. Ltd. Class A	42,300	106
	Sunstone Development Co. Ltd. Class A	66,700	105
	Henan Hengxing Science & Technology Co. Ltd. Class A	292,483	105
*	Foshan Yowant Technology Co. Ltd. Class A	119,200	105
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	150,398	105
*	Beijing Thunisoft Corp. Ltd. Class A	130,800	103
[1]	China Everbright Greentech Ltd.	1,028,904	103
	Baoxiniao Holding Co. Ltd. Class A	120,000	103
	Yechiu Metal Recycling China Ltd. Class A	338,900	103
	Liaoning Energy Industry Co. Ltd. Class A	225,500	103
	QuakeSafe Technologies Co. Ltd. Class A	57,117	102
*	Hainan Haiyao Co. Ltd. Class A	195,300	102
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	58,092	101
*	Beijing Sinohytec Co. Ltd. Class A	21,085	101
	Stanley Agricultural Group Co. Ltd. Class A	125,200	101
*	Lecron Industrial Development Group Co. Ltd. Class A	155,600	101
*	Phenix Optical Co. Ltd. Class A	39,000	101
	ABA Chemicals Corp. Class A	133,500	101
	Ningxia Building Materials Group Co. Ltd. Class A	55,200	101
*,3	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	100
*	Jiangsu Gian Tachnology Co. Ltd. Class A	32,700	100
	Changzhou Qianhong Biopharma Co. Ltd. Class A	146,100	100
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	148,700	100
	Innovation New Material Technology Co. Ltd. Class A	170,800	100
	Ningbo Yongxin Optics Co. Ltd. Class A	10,400	100
	Primarius Technologies Co. Ltd. Class A	46,436	100
	Xiangyu Medical Co. Ltd. Class A	18,533	100
	Insigma Technology Co. Ltd. Class A	143,200	100
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A	290,300	99
	Shenzhen Tellus Holding Co. Ltd. Class A	41,700	99
	Shanghai Industrial Development Co. Ltd. Class A	192,700	98

		Shares	Market Value ($000)
*	Espressif Systems Shanghai Co. Ltd. Class A	8,698	98
	Giantec Semiconductor Corp. Class A	18,195	98
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	145,400	98
*	Enjoyor Technology Co. Ltd. Class A	120,400	97
*	Sinodata Co. Ltd. Class A	51,500	97
*	Sinopec Oilfield Equipment Corp. Class A	103,200	97
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	60,683	97
*	DBAPP Security Ltd. Class A	10,635	97
	Guodian Nanjing Automation Co. Ltd. Class A	114,200	97
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	95
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	112,090	95
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	171,300	95
	China Railway Tielong Container Logistics Co. Ltd. Class A	123,300	94
	Sanjiang Shopping Club Co. Ltd. Class A	75,100	94
	Zhejiang Tony Electronic Co. Ltd. Class A	32,400	94
*	Datang Huayin Electric Power Co. Ltd. Class A	216,900	94
	Jiangxi Wannianqing Cement Co. Ltd. Class A	102,000	93
	Merit Interactive Co. Ltd. Class A	61,100	93
*	Xinxiang Chemical Fiber Co. Ltd. Class A	239,300	93
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	42,400	93
	Qingdao Citymedia Co. Ltd. Class A	100,000	93
*	Kingsignal Technology Co. Ltd. Class A	101,800	92
*	Beijing Join-Cheer Software Co. Ltd. Class A	129,600	91
*	Ningxia Western Venture Industrial Co. Ltd. Class A	149,500	91
	Northeast Pharmaceutical Group Co. Ltd. Class A	145,300	90
	Digiwin Software Co. Ltd. Class A	40,800	90
	Suzhou Everbright Photonics Co. Ltd. Class A	16,811	90
	Zhongyuan Environment-Protection Co. Ltd. Class A	95,800	89
	Anhui Yingliu Electromechanical Co. Ltd. Class A	64,200	89
*	Tellhow Sci-Tech Co. Ltd. Class A	125,600	89
*	Guizhou Zhongyida Co. Ltd. Class A	104,600	89
*	ChangYuan Technology Group Ltd. Class A	147,400	89
	Jangho Group Co. Ltd. Class A	103,800	89
	Changshu Fengfan Power Equipment Co. Ltd. Class A	148,300	89
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	51,900	88
*	Gohigh Networks Co. Ltd. Class A	140,300	88
*	UTour Group Co. Ltd. Class A	103,200	88
	Huaren Pharmaceutical Co. Ltd. Class A	180,900	88
	Nanjing Pharmaceutical Co. Ltd. Class A	144,500	88
	Shenzhen Hello Tech Energy Co. Ltd. Class A	11,495	88
	Guangdong Guanhao High-Tech Co. Ltd. Class A	217,800	88
	Yabao Pharmaceutical Group Co. Ltd. Class A	109,800	88
*	Gosuncn Technology Group Co. Ltd. Class A	202,500	87
*	Hengdian Entertainment Co. Ltd. Class A	42,700	87
	Jinzhou Yongshan Lithium Co. Ltd. Class A	91,500	87
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	57,400	86
*	Guizhou Chitianhua Co. Ltd. Class A	285,900	86
*	Hanwang Technology Co. Ltd. Class A	36,200	86
*	Baosheng Science and Technology Innovation Co. Ltd. Class A	152,522	85
	Chongqing Zaisheng Technology Corp. Ltd. Class A	182,980	85
	Hanwei Electronics Group Corp. Class A	43,700	85
*	Zhejiang Huamei Holding Co. Ltd. Class A	151,000	85
	Motic Xiamen Electric Group Co. Ltd. Class A	70,200	85
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	97,100	84
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A	189,600	84
*	CASIN Real Estate Development Group Co. Ltd. Class A	193,400	84
	Shandong Yulong Gold Co. Ltd. Class A	72,600	84
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	152,300	84

		Shares	Market Value ($000)
	Cangzhou Dahua Co. Ltd. Class A	56,400	84
	Tongyu Communication Inc. Class A	48,100	83
*	China CYTS Tours Holding Co. Ltd. Class A	57,700	83
*	Chongqing Dima Industry Co. Ltd. Class A	458,100	83
	Jiangsu Yinhe Electronics Co. Ltd. Class A	130,800	83
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	71,700	83
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	242,787	82
*	Guizhou Gas Group Corp. Ltd. Class A	85,900	82
*	Beijing Global Safety Technology Co. Ltd. Class A	32,500	81
	China Wuyi Co. Ltd. Class A	210,500	81
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	77,700	81
	Befar Group Co. Ltd. Class A	156,500	81
	Shenzhen Heungkong Holding Co. Ltd. Class A	353,100	81
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	23,700	80
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	96,900	80
	Ningxia Jiaze New Energy Co. Ltd. Class A	179,600	80
	Shanghai Titan Scientific Co. Ltd. Class A	17,995	80
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	147,100	80
*	Solareast Holdings Co. Ltd. Class A	115,300	80
*	Zhongfu Information Inc. Class A	36,300	79
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	20,499	79
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	14,000	79
	Guangdong Topstar Technology Co. Ltd. Class A	51,400	78
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	91,900	78
*	Poly Union Chemical Holding Group Co. Ltd. Class A	86,200	78
*	Hiconics Eco-energy Technology Co. Ltd. Class A	136,900	78
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	142,486	78
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	39,400	78
*	Chongqing Iron & Steel Co. Ltd. Class H	903,500	77
	Eastcompeace Technology Co. Ltd. Class A	66,000	77
	Mesnac Co. Ltd. Class A	104,900	77
	Guizhou Tyre Co. Ltd. Class A	102,792	77
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	50,300	77
	Hymson Laser Technology Group Co. Ltd. Class A	21,716	77
	China Oil HBP Science & Technology Co. Ltd. Class A	198,100	76
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	138,900	76
	Inspur Software Co. Ltd. Class A	48,600	75
*	Royal Group Co. Ltd. Class A	120,400	75
	Hangzhou Weiguang Electronic Co. Ltd. Class A	31,700	75
	Shanghai Tianchen Co. Ltd. Class A	63,400	75
*	EGing Photovoltaic Technology Co. Ltd. Class A	131,300	75
*	Beijing Forever Technology Co. Ltd. Class A	102,700	74
*	Long Yuan Construction Group Co. Ltd. Class A	161,700	74
	Shanghai Hiuv New Materials Co. Ltd. Class A	12,330	74
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	23,700	73
*	ChemPartner PharmaTech Co. Ltd. Class A	96,387	73
	Zhejiang NetSun Co. Ltd. Class A	35,600	73
	Guobang Pharma Ltd. Class A	35,998	73
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	66,000	72
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	76,200	71
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	77,300	71
	Cybrid Technologies Inc. Class A	41,300	71
	Chimin Health Management Co. Ltd. Class A	83,100	71
*	Hengbao Co. Ltd. Class A	83,200	70
	Jilin Sino-Microelectronics Co. Ltd. Class A	89,700	70
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	49,100	69
	Jiangsu Transimage Technology Co. Ltd. Class A	35,100	69
*	Beken Corp. Class A (XSHG)	22,300	67

		Shares	Market Value ($000)
*	Huatian Hotel Group Co. Ltd. Class A	149,485	67
	Hangzhou Jiebai Group Co. Ltd. Class A	80,193	67
*	Wuhan P&S Information Technology Co. Ltd. Class A	112,300	66
*	Fujian Rongji Software Co. Ltd. Class A	93,500	65
	Suzhou Oriental Semiconductor Co. Ltd. Class A	7,699	64
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	56,900	64
*	Tus Environmental Science And Technology Development Co. Ltd. Class A	187,900	63
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	26,200	62
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	97,900	62
	Macmic Science & Technology Co. Ltd. Class A	14,946	61
	Guangdong Lyric Robot Automation Co. Ltd. Class A	15,289	57
*	Dongjiang Environmental Co. Ltd. Class A	87,349	56
*	Toread Holdings Group Co. Ltd. Class A	87,800	56
*	Shanghai Guijiu Co. Ltd. Class A	29,400	54
	Center International Group Co. Ltd. Class A	36,498	54
*	Road King Infrastructure Ltd.	296,181	50
	Foshan Electrical and Lighting Co. Ltd. Class A	65,000	48
	Lingyun Industrial Corp. Ltd. Class A	38,400	47
*	Anhui Genuine New Materials Co. Ltd. Class A	52,217	46
	Rainbow Digital Commercial Co. Ltd. Class A	61,700	43
	Chongqing Road & Bridge Co. Ltd. Class A	59,000	42
	Shenzhen Topraysolar Co. Ltd. Class A	80,900	40
*	Yuzhou Group Holdings Co. Ltd.	4,726,810	39
	Guizhou Guihang Automotive Components Co. Ltd. Class A	26,200	39
*	Henan Huanghe Whirlwind Co. Ltd. Class A	97,700	39
	Dongfeng Electronic Technology Co. Ltd. Class A	28,700	36
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	80,500	35
	Shandong Lukang Pharma Class A	42,500	35
*,3	China Fishery Group Ltd.	578,512	33
	Guangdong Vanward New Electric Co. Ltd. Class A	28,200	33
*	Hongli Zhihui Group Co. Ltd. Class A	36,800	32
	Kuangda Technology Group Co. Ltd. Class A	59,400	32
	CCS Supply Chain Management Co. Ltd. Class A	39,800	29
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	27,500	28
*	Fire Rock Holdings Ltd.	1,583,200	28
*	Jinzhou Port Co. Ltd. Class A	77,500	28
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	43,800	27
	Joeone Co. Ltd. Class A	17,100	27
*	Beijing North Star Co. Ltd. Class A	101,400	26
*	Jiangsu Zongyi Co. Ltd. Class A	48,900	25
	Hongrun Construction Group Co. Ltd. Class A	38,600	22
	Changzheng Engineering Technology Co. Ltd. Class A	12,200	21
*	Shanxi Guoxin Energy Corp. Ltd. Class A	39,800	20
	Eastern Communications Co. Ltd. Class B	57,250	19
*	Shenyang Jinbei Automotive Co. Ltd. Class A	34,100	19
	ZhongYeDa Electric Co. Ltd. Class A	18,500	19
	Jiangsu Hongdou Industrial Co. Ltd. Class A	49,800	18
*	Beken Corp. Class A	5,400	16
	Beijing SDL Technology Co. Ltd. Class A	15,700	14
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	6,900	8
*	ChangjiangRunfa Health Industry Co. Ltd. Class A	15,600	7
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	13,720	6
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	1,700	2
*,3	Boshiwa International Holding Ltd.	469,000	—
*,3	China Zhongwang Holdings Ltd.	4,366,000	—
	North Electro-Optic Co. Ltd. Class A	300	—
			399,864

		Shares	Market Value ($000)
Denmark (1.6%)
	Ringkjoebing Landbobank A/S	101,255	16,320
*	Zealand Pharma A/S	216,307	14,776
*	NKT A/S	199,612	13,918
	Jyske Bank A/S (Registered)	172,232	13,192
*	GN Store Nord A/S	536,872	12,661
*	Ambu A/S Class B	664,930	11,029
	ISS A/S	569,020	10,767
	Sydbank A/S	209,936	9,317
	FLSmidth & Co. A/S	210,563	8,645
*	ALK-Abello A/S	485,633	7,837
	Topdanmark A/S	159,251	7,063
	Alm Brand A/S	3,234,115	5,871
*,2	Bavarian Nordic A/S	230,965	5,306
	Spar Nord Bank A/S	299,932	5,103
*,1	Netcompany Group A/S	120,643	4,812
	D/S Norden A/S	81,425	4,381
	Torm plc Class A	109,780	3,857
	Dfds A/S	111,368	3,773
	Schouw & Co. A/S	46,929	3,752
[1]	Scandinavian Tobacco Group A/S	206,880	3,716
	Chemometec A/S	56,078	3,033
*	NTG Nordic Transport Group A/S	57,853	2,597
			171,726
Egypt (0.1%)
	Talaat Moustafa Group	3,748,596	4,003
	Eastern Co. SAE	3,681,170	3,957
	ElSewedy Electric Co.	2,610,811	2,717
*	EFG Holding SAE	4,399,110	2,573
*	Fawry for Banking & Payment Technology Services SAE	9,945,323	1,673
	Madinet Masr For Housing & Development	3,358,805	404
			15,327
Finland (0.9%)
	Huhtamaki OYJ	339,353	13,319
	Konecranes OYJ	268,216	11,519
	Cargotec OYJ Class B	162,726	9,251
	Kemira OYJ	425,545	7,965
	TietoEVRY OYJ (XHEL)	319,095	7,405
	Kojamo OYJ	612,916	7,266
	Outokumpu OYJ	1,361,729	5,813
	Metsa Board OYJ Class B	631,467	5,086
*,2	QT Group OYJ	70,891	5,000
	Nokian Renkaat OYJ	451,724	4,071
	Tokmanni Group Corp.	186,779	3,203
[1]	Terveystalo OYJ	278,765	2,350
	Revenio Group OYJ	80,261	2,204
	Sanoma OYJ	266,665	1,986
	Citycon OYJ	284,739	1,489
	YIT OYJ	622,106	1,325
	TietoEVRY OYJ	56,975	1,316
*	Finnair OYJ	32,146,315	1,228
	Raisio OYJ Class V	395,070	870
	F-Secure OYJ	376,421	786
			93,452
France (2.6%)
	Gaztransport Et Technigaz SA	127,384	17,859
	Alten SA	107,365	16,601

		Shares	Market Value ($000)
	SPIE SA	488,857	16,170
	Elis SA	642,664	14,130
	Sopra Steria Group SACA	53,665	12,587
	Technip Energies NV	501,177	10,375
	Nexans SA	111,675	10,165
*	Forvia SE	580,397	9,975
	IPSOS SA	141,069	9,258
[1]	Verallia SA	258,387	9,112
	Rubis SCA	353,088	8,928
*	Vallourec SACA	597,832	8,553
	SES SA	1,344,615	8,250
	Societe BIC SA	91,741	6,348
	Virbac SACA	15,875	5,729
	Coface SA	400,936	5,418
*	Air France-KLM	417,746	5,325
	Trigano SA	30,589	4,818
	Imerys SA	143,526	4,773
*,2	SES-imagotag SA	29,247	4,343
	ICADE	116,820	3,955
	Interparfums SA	72,014	3,810
	Mercialys SA	328,693	3,739
	Carmila SA	201,950	3,588
	Television Francaise 1 SA	379,516	3,339
	Metropole Television SA	230,665	3,271
*	ID Logistics Group SACA	9,171	3,267
	ARGAN SA	34,422	3,053
	Quadient SA	130,475	2,764
	Nexity SA	154,429	2,574
	Eramet SA	35,287	2,431
	Vicat SACA	59,142	2,301
	Cie Plastic Omnium SE	196,296	2,250
	Mersen SA	57,915	2,101
	PEUGEOT INVEST	19,037	2,055
	Antin Infrastructure Partners SA	102,691	1,888
*,2	Eutelsat Communications SACA	507,151	1,850
*,1	X-Fab Silicon Foundries SE	190,481	1,831
	Derichebourg SA	342,925	1,769
	Vetoquinol SA	14,508	1,671
	Beneteau SACA	134,621	1,613
*,2	Valneva SE	370,610	1,511
*,2	Atos SE	347,258	1,482
*	CGG SA	2,723,398	1,306
*,1,2	Elior Group SA	451,127	1,304
	Altarea SCA	14,500	1,269
	Lagardere SA	60,279	1,210
*	Euroapi SA	180,422	1,206
*	Voltalia SA (Registered)	138,319	1,184
	Etablissements Maurel et Prom SA	198,509	1,177
	Fnac Darty SA	42,727	1,141
*,2	OVH Groupe SAS	105,625	1,128
	Manitou BF SA	41,765	936
	GL Events SACA	41,305	891
*	Lisi SA	35,618	838
	Equasens	13,692	788
	Jacquet Metals SACA	40,192	786
	Boiron SA	16,874	730
[2]	Clariane SE	243,015	614
*,2	Believe SA	50,767	599

		Shares	Market Value ($000)
	Bonduelle SCA	43,099	458
	Lisi SA (XPAR)	17,813	419
*,1	SMCP SA	139,441	408
[1]	Maisons du Monde SA	74,014	357
*,1,2	Aramis Group SAS	60,452	258
*	LISI	5,945	140
*,2	Casino Guichard Perrachon SA	86,958	58
			266,035
Germany (3.0%)
	AIXTRON SE	391,229	14,561
	HUGO BOSS AG	209,630	13,092
	Gerresheimer AG	127,308	12,979
	Freenet AG	440,641	12,176
	K&S AG (Registered)	692,543	9,714
*	Evotec SE	581,720	8,899
	LANXESS AG	316,176	8,441
	Aurubis AG	111,917	8,051
	United Internet AG (Registered)	300,189	7,869
*	TAG Immobilien AG	552,717	7,736
*,1	TeamViewer SE	500,264	7,172
[2]	Siltronic AG	75,783	7,123
	Krones AG	55,725	6,906
	Stroeer SE & Co. KGaA	111,661	6,556
	Stabilus SE	89,262	6,255
	Hensoldt AG	195,694	5,875
	Jenoptik AG	185,458	5,792
*	Aroundtown SA	2,529,035	5,642
*,2	Encavis AG	401,361	5,588
*	MorphoSys AG	126,679	5,305
*,2	Nordex SE	507,403	5,177
[1]	Befesa SA	144,447	5,076
[2]	ProSiebenSat.1 Media SE	622,975	4,382
	Duerr AG	181,949	4,160
	Bilfinger SE	97,958	4,153
*,1	Redcare Pharmacy NV	29,336	4,083
	CANCOM SE	128,501	4,079
	Salzgitter AG	142,089	3,963
	CompuGroup Medical SE & Co. KGaA	88,931	3,813
	Atoss Software AG	13,844	3,793
[2]	Kontron AG	155,168	3,598
*	Grand City Properties SA	369,504	3,587
	1&1 AG	173,884	3,434
*	flatexDEGIRO AG	304,423	3,329
*	Hypoport SE	15,665	3,327
	Suedzucker AG	228,829	3,226
*	METRO AG	466,435	3,144
*	Synlab AG	282,088	3,032
*,2	Nagarro SE	30,998	3,030
	Eckert & Ziegler Strahlen- und Medizintechnik AG	55,764	2,773
[1,2]	Deutsche Pfandbriefbank AG	449,786	2,707
	Deutz AG	444,429	2,686
	Dermapharm Holding SE	62,538	2,660
*	Vitesco Technologies Group AG (XETR)	29,643	2,591
[2]	PNE AG	168,791	2,433
	Hornbach Holding AG & Co. KGaA	31,862	2,288
	GRENKE AG	94,306	2,284
	GFT Technologies SE	63,625	2,250
	KWS Saat SE & Co. KGaA	38,915	2,186

		Shares	Market Value ($000)
	Elmos Semiconductor SE	30,192	2,109
	Energiekontor AG	24,202	1,976
	Norma Group SE	120,492	1,959
	Indus Holding AG	74,461	1,795
	Takkt AG	121,941	1,781
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	107,749	1,757
*	CECONOMY AG	720,958	1,751
*	Ionos SE	81,103	1,714
[2]	BayWa AG	53,126	1,706
	Wacker Neuson SE	91,398	1,694
	Kloeckner & Co. SE	227,886	1,648
[2]	Verbio Vereinigte Bioenergie AG	73,130	1,600
*,2	SMA Solar Technology AG	30,820	1,581
	Deutsche Beteiligungs AG	52,228	1,570
*,2	Varta AG	76,835	1,443
	Vossloh AG	32,460	1,440
*,2	Hamburger Hafen und Logistik AG	80,469	1,437
*,1	Auto1 Group SE	344,859	1,435
	PATRIZIA SE	167,503	1,429
*	Adtran Networks SE	64,228	1,388
[2]	STRATEC SE	30,139	1,376
[2]	Adesso SE	13,198	1,324
*,2	SGL Carbon SE	180,670	1,144
	Software AG	27,288	1,140
	CropEnergies AG	80,785	1,005
	Bertrandt AG	18,006	963
	Deutsche EuroShop AG	40,087	863
	Secunet Security Networks AG	4,696	841
	Wuestenrot & Wuerttembergische AG	56,540	819
	New Work SE	10,584	704
*,2	About You Holding SE	155,948	686
[2]	ElringKlinger AG	94,858	523
	Basler AG	41,651	437
[2]	BRANICKS Group AG	151,498	348
	Draegerwerk AG & Co. KGaA (XETR)	3,536	160
[2]	Hamburger Hafen und Logistik AG (XETR)	4,235	76
			308,598
Greece (0.0%)
	Hellenic Exchanges - Athens Stock Exchange SA	209,839	1,241
	Epsilon Net SA	67,011	673
	Fourlis Holdings SA	140,956	618
	Intracom Holdings SA (Registered)	9,718	39
	Ideal Holdings SA	4,764	34
			2,605
Hong Kong (0.5%)
	Pacific Basin Shipping Ltd.	17,167,532	4,779
	Luk Fook Holdings International Ltd.	1,256,399	3,113
	United Laboratories International Holdings Ltd.	3,532,500	3,054
	Fortune REIT	4,874,589	2,791
*,2	Cowell e Holdings Inc.	1,139,000	2,335
	Stella International Holdings Ltd.	1,565,500	2,065
	CITIC Telecom International Holdings Ltd.	4,684,004	1,670
	HKBN Ltd.	3,196,629	1,328
[2]	Jinchuan Group International Resources Co. Ltd.	17,600,000	1,286
	K Wah International Holdings Ltd.	5,055,398	1,228
*	IGG Inc.	3,398,000	1,210
	VSTECS Holdings Ltd.	2,082,000	1,122

		Shares	Market Value ($000)
	Giordano International Ltd.	4,111,735	1,079
	Chow Sang Sang Holdings International Ltd.	975,565	1,063
*	Theme International Holdings Ltd.	19,968,347	1,060
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	859,000	1,042
*,2	Vobile Group Ltd.	5,615,000	1,041
	Sunlight REIT	4,210,072	1,027
*,1	Sirnaomics Ltd.	270,078	1,006
*,2	Kingkey Financial International Holdings Ltd.	13,054,234	931
*,2	Realord Group Holdings Ltd.	1,332,000	906
	Value Partners Group Ltd.	3,926,434	904
	SmarTone Telecommunications Holdings Ltd.	1,623,230	811
*,1,2	Everest Medicines Ltd.	384,500	772
	Far East Consortium International Ltd.	4,226,043	682
[1]	Js Global Lifestyle Co. Ltd.	4,412,000	682
	SUNeVision Holdings Ltd.	1,934,000	664
	Prosperity REIT	4,094,000	652
*	CGN Mining Co. Ltd.	2,620,000	628
	LK Technology Holdings Ltd.	1,404,475	550
	Sun Hung Kai & Co. Ltd.	1,927,000	535
*,2	Hong Kong Technology Venture Co. Ltd.	2,145,000	524
*	Texhong International Group Ltd.	1,099,500	522
*,2	C-Mer Eye Care Holdings Ltd.	1,474,000	498
*,1,2	Frontage Holdings Corp.	2,406,000	495
*	Shun Tak Holdings Ltd.	4,912,000	490
[1]	IMAX China Holding Inc.	530,300	489
*,2	Sa Sa International Holdings Ltd.	4,586,000	481
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	1,458,600	473
	Truly International Holdings Ltd.	6,273,000	472
*,2	Powerlong Real Estate Holdings Ltd.	5,907,000	471
*,2	Television Broadcasts Ltd.	1,099,600	418
	CITIC Resources Holdings Ltd.	9,572,000	410
*,1,2	Fosun Tourism Group	791,200	406
*	Mongolian Mining Corp.	360,000	390
	Asia Cement China Holdings Corp.	1,403,500	380
	Singamas Container Holdings Ltd.	5,413,960	373
*	Esprit Holdings Ltd.	9,918,850	363
[2]	EC Healthcare	1,569,000	231
	Texwinca Holdings Ltd.	2,174,000	228
*	OCI International Holdings Ltd.	2,880,350	154
*	Renze Harvest International Ltd.	3,321,801	65
*	Apollo Future Mobility Group Ltd.	846,400	55
*	Chinese Estates Holdings Ltd.	201,947	25
*	CMBC Capital Holdings Ltd.	253,921	9
	Dynam Japan Holdings Co. Ltd.	9,288	5
*,3	Convoy Inc.	26,130,000	—
			50,443
Iceland (0.0%)
	Sjova-Almennar Tryggingar HF	2,906,809	945
	Siminn HF	10,585,801	826
	Vatryggingafelag Islands HF	5,982,665	810
*	Olgerdin Egill Skallagrims HF	4,106,813	518
			3,099
India (7.7%)
*	Suzlon Energy Ltd.	43,690,580	24,159
	KPIT Technologies Ltd.	606,206	11,321
*	Delhivery Ltd.	1,960,706	10,632
	Phoenix Mills Ltd.	356,053	10,417

		Shares	Market Value ($000)
	Fortis Healthcare Ltd.	1,801,552	9,381
	Apollo Tyres Ltd.	1,391,032	9,056
	Crompton Greaves Consumer Electricals Ltd.	2,360,185	8,619
	Jindal Stainless Ltd. (XNSE)	1,210,417	8,416
	KEI Industries Ltd.	214,619	8,270
	Rail Vikas Nigam Ltd.	2,082,562	7,700
	IIFL Finance Ltd.	1,012,771	7,621
	Cyient Ltd.	320,118	7,615
	Angel One Ltd.	188,343	7,432
	IDFC Ltd.	5,178,176	7,431
	Tata Chemicals Ltd.	574,019	7,114
	BSE Ltd.	242,649	6,786
	Sonata Software Ltd.	696,560	6,455
	JK Cement Ltd.	122,900	6,450
	Prestige Estates Projects Ltd.	404,935	6,163
	Radico Khaitan Ltd.	303,602	6,079
	Poonawalla Fincorp Ltd.	1,041,563	5,998
	Elgi Equipments Ltd.	803,305	5,949
	Computer Age Management Services Ltd.	168,117	5,873
	Birlasoft Ltd.	572,711	5,851
	Blue Star Ltd.	425,557	5,840
	Sundram Fasteners Ltd.	397,373	5,836
	National Aluminium Co. Ltd.	3,225,158	5,793
	Brigade Enterprises Ltd.	465,844	5,758
	Ramco Cements Ltd.	462,692	5,666
	Carborundum Universal Ltd.	395,667	5,358
	Navin Fluorine International Ltd.	129,843	5,335
	Cholamandalam Financial Holdings Ltd.	369,831	5,266
	360 One Wam Ltd.	699,420	5,226
	Kajaria Ceramics Ltd.	310,403	5,171
	SKF India Ltd.	89,594	5,070
	Thermax Ltd.	132,145	5,056
	Grindwell Norton Ltd.	176,209	5,037
	Motherson Sumi Wiring India Ltd.	6,393,555	5,010
	JB Chemicals & Pharmaceuticals Ltd.	246,054	4,993
	Timken India Ltd.	119,454	4,877
	Atul Ltd.	61,098	4,731
	Amara Raja Energy & Mobility Ltd.	433,172	4,632
*,1	Krishna Institute of Medical Sciences Ltd.	179,529	4,620
	Escorts Kubota Ltd.	127,929	4,599
	Indiabulls Housing Finance Ltd.	1,716,697	4,594
	Redington Ltd.	2,111,759	4,569
	Ratnamani Metals & Tubes Ltd.	104,319	4,499
	Gujarat State Petronet Ltd.	1,013,309	4,487
	Manappuram Finance Ltd.	2,011,314	4,473
*	PVR Inox Ltd.	255,110	4,465
	Great Eastern Shipping Co. Ltd.	368,598	4,391
	Apar Industries Ltd.	54,575	4,151
	Narayana Hrudayalaya Ltd.	256,990	4,075
*	Aditya Birla Fashion and Retail Ltd.	1,368,927	4,023
	CESC Ltd.	2,322,690	4,003
	Ajanta Pharma Ltd.	150,846	3,953
	Central Depository Services India Ltd.	183,720	3,932
*	Jaiprakash Power Ventures Ltd.	17,488,499	3,916
	NCC Ltd.	1,504,839	3,900
	Himadri Speciality Chemical Ltd.	864,488	3,897
*	CreditAccess Grameen Ltd.	196,310	3,768
*	Reliance Power Ltd.	10,482,904	3,763

		Shares	Market Value ($000)
*	Global Health Ltd.	270,664	3,740
	Sanofi India Ltd.	35,491	3,699
	IRB Infrastructure Developers Ltd.	4,652,775	3,694
	Intellect Design Arena Ltd.	340,317	3,692
	Multi Commodity Exchange of India Ltd.	89,317	3,670
*,1	Lemon Tree Hotels Ltd.	2,168,407	3,656
	HFCL Ltd.	2,922,268	3,625
*	Amber Enterprises India Ltd.	67,637	3,608
	Finolex Cables Ltd.	271,729	3,600
	Lakshmi Machine Works Ltd.	21,739	3,583
	Mahanagar Gas Ltd.	198,851	3,549
	Natco Pharma Ltd.	337,716	3,519
	NBCC India Ltd.	2,244,979	3,509
*,1	PNB Housing Finance Ltd. (XNSE)	370,604	3,501
*	NMDC Steel Ltd.	4,160,922	3,487
	UTI Asset Management Co. Ltd.	311,732	3,486
	Devyani International Ltd.	1,588,773	3,478
	Pfizer Ltd.	66,435	3,458
	Karur Vysya Bank Ltd.	1,422,667	3,403
	KEC International Ltd.	426,628	3,378
*	Piramal Pharma Ltd.	1,944,364	3,372
	Century Textiles & Industries Ltd.	192,745	3,315
	ZF Commercial Vehicle Control Systems India Ltd.	16,761	3,299
	Welspun Corp. Ltd.	466,449	3,293
	Kalyan Jewellers India Ltd.	777,096	3,270
	Aptus Value Housing Finance India Ltd.	720,688	3,249
	Kalpataru Projects International Ltd.	336,126	3,229
	Sobha Ltd.	183,154	3,199
	Can Fin Homes Ltd.	341,907	3,192
*	Suven Pharmaceuticals Ltd.	390,607	3,164
	Titagarh Rail System Ltd.	240,209	3,164
[1]	IndiaMart InterMesh Ltd.	102,894	3,124
	Gujarat State Fertilizers & Chemicals Ltd.	856,197	3,084
[1]	Endurance Technologies Ltd.	121,392	3,077
	Mazagon Dock Shipbuilders Ltd.	111,289	3,066
*	Aavas Financiers Ltd.	171,531	3,046
	Tanla Platforms Ltd.	244,354	3,034
	Olectra Greentech Ltd.	144,233	3,029
	EIH Ltd.	758,140	2,999
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	329,116	2,979
	Finolex Industries Ltd.	1,105,477	2,955
	CRISIL Ltd.	59,666	2,944
*	Affle India Ltd.	195,757	2,931
	Hitachi Energy India Ltd.	40,949	2,925
	Zensar Technologies Ltd.	422,015	2,918
	KPR Mill Ltd.	303,464	2,887
	Ramkrishna Forgings Ltd.	313,259	2,876
[1]	Mindspace Business Parks REIT	730,615	2,832
	Chambal Fertilizers and Chemicals Ltd.	640,753	2,831
[1]	Indian Energy Exchange Ltd.	1,585,986	2,818
	EID Parry India Ltd.	370,177	2,791
*	Reliance Infrastructure Ltd.	974,908	2,713
	Poly Medicure Ltd.	154,051	2,706
	Raymond Ltd.	126,425	2,705
	Engineers India Ltd.	953,896	2,682
	Ceat Ltd.	83,945	2,680
	Bharat Dynamics Ltd.	129,675	2,664
	Jindal Saw Ltd.	423,288	2,654

		Shares	Market Value ($000)
	Motilal Oswal Financial Services Ltd.	122,442	2,640
	Praj Industries Ltd.	439,775	2,640
	Asahi India Glass Ltd.	418,147	2,640
	eClerx Services Ltd.	80,076	2,628
	Kirloskar Oil Engines Ltd.	305,692	2,611
	Firstsource Solutions Ltd.	1,057,188	2,605
	Mastek Ltd.	75,418	2,586
	Happiest Minds Technologies Ltd.	244,923	2,583
	Trident Ltd.	4,453,019	2,553
	JK Lakshmi Cement Ltd.	225,291	2,537
	City Union Bank Ltd.	1,431,147	2,500
[1]	Equitas Small Finance Bank Ltd.	1,995,477	2,498
	Usha Martin Ltd.	554,512	2,483
*	India Cements Ltd.	786,252	2,475
	JBM Auto Ltd.	107,147	2,474
*	Hindustan Construction Co. Ltd.	4,478,364	2,463
	Sumitomo Chemical India Ltd.	490,533	2,452
*,1	Tejas Networks Ltd.	258,776	2,444
	PTC India Ltd.	844,724	2,442
	Rainbow Children's Medicare Ltd.	165,827	2,433
	CIE Automotive India Ltd.	416,027	2,432
	Granules India Ltd.	486,082	2,432
	PNC Infratech Ltd.	440,369	2,423
*,1	Aster DM Healthcare Ltd.	449,305	2,387
[1]	ICICI Securities Ltd.	240,776	2,374
	DCM Shriram Ltd.	186,037	2,331
*	Medplus Health Services Ltd.	268,427	2,324
[1]	New India Assurance Co. Ltd.	790,822	2,317
	Aegis Logistics Ltd.	508,710	2,313
	CCL Products India Ltd.	283,242	2,291
	Data Patterns India Ltd.	99,700	2,289
	V-Guard Industries Ltd.	646,255	2,277
	Rhi Magnesita India Ltd.	260,840	2,276
	Welspun India Ltd.	1,149,160	2,272
	Westlife Foodworld Ltd.	224,041	2,246
	Infibeam Avenues Ltd. (XNSE)	5,257,044	2,220
*	Triveni Turbine Ltd.	485,152	2,201
*	Sapphire Foods India Ltd.	125,618	2,192
	Balrampur Chini Mills Ltd.	454,602	2,167
	Century Plyboards India Ltd.	224,648	2,124
*	Indiabulls Real Estate Ltd.	1,789,080	2,112
	Safari Industries India Ltd.	85,794	2,095
	Gujarat Pipavav Port Ltd.	981,209	2,084
	Vardhman Textiles Ltd.	403,335	2,081
	Vinati Organics Ltd.	99,330	2,075
	JM Financial Ltd.	1,534,058	2,070
	Bajaj Electricals Ltd.	164,000	2,068
	GHCL Ltd.	289,217	2,033
*	Nazara Technologies Ltd.	186,566	1,997
	Jubilant Pharmova Ltd.	284,985	1,961
*	Sheela Foam Ltd.	137,079	1,940
	Cera Sanitaryware Ltd.	19,424	1,930
*	MTAR Technologies Ltd.	75,501	1,913
	Craftsman Automation Ltd.	35,429	1,867
*	Alok Industries Ltd.	4,759,279	1,858
	Mahindra Lifespace Developers Ltd.	274,608	1,855
	Capri Global Capital Ltd.	162,956	1,854
	Karnataka Bank Ltd.	604,308	1,852

		Shares	Market Value ($000)
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	248,239	1,848
	Edelweiss Financial Services Ltd.	2,176,763	1,837
	Alembic Pharmaceuticals Ltd.	157,829	1,828
*	Shree Renuka Sugars Ltd.	3,151,247	1,823
*	IFCI Ltd.	2,457,601	1,809
	Birla Corp. Ltd.	97,439	1,802
	GMM Pfaudler Ltd.	96,154	1,797
	Strides Pharma Science Ltd.	213,054	1,793
	AstraZeneca Pharma India Ltd.	22,323	1,780
	Blue Dart Express Ltd.	22,627	1,774
	Nexus Select Trust	1,142,370	1,751
	Gateway Distriparks Ltd.	1,277,088	1,733
[1]	Metropolis Healthcare Ltd.	87,990	1,730
	Clean Science & Technology Ltd.	95,356	1,714
	Zydus Wellness Ltd.	87,854	1,707
	ION Exchange India Ltd.	276,590	1,700
[1]	IRB InvIT Fund	2,021,586	1,697
*	Nuvoco Vistas Corp. Ltd.	388,743	1,689
	Bombay Burmah Trading Co.	79,472	1,662
	Graphite India Ltd.	250,667	1,645
	Balaji Amines Ltd.	55,625	1,636
	Fine Organic Industries Ltd.	28,748	1,633
	VIP Industries Ltd.	250,314	1,623
	Route Mobile Ltd.	84,323	1,618
	Jubilant Ingrevia Ltd.	303,258	1,599
	Rain Industries Ltd.	759,758	1,591
[1]	Godrej Agrovet Ltd.	234,080	1,567
	BASF India Ltd.	42,777	1,564
*	Chemplast Sanmar Ltd.	263,220	1,564
	Tamilnad Mercantile Bank Ltd.	255,471	1,557
	KNR Constructions Ltd.	465,848	1,552
	Procter & Gamble Health Ltd.	24,946	1,540
	NOCIL Ltd.	470,439	1,528
*,1	Quess Corp. Ltd.	248,084	1,507
	South Indian Bank Ltd.	3,540,299	1,483
*	Brightcom Group Ltd.	5,956,305	1,449
	EPL Ltd.	588,665	1,432
	Alkyl Amines Chemicals Ltd.	49,854	1,430
	TTK Prestige Ltd.	150,942	1,430
	JK Paper Ltd.	263,487	1,384
*	Restaurant Brands Asia Ltd.	964,773	1,377
*	Borosil Renewables Ltd.	179,920	1,367
	Orient Electric Ltd.	541,114	1,363
	KRBL Ltd.	309,638	1,342
	Akzo Nobel India Ltd.	41,562	1,310
	Galaxy Surfactants Ltd.	39,424	1,310
	Garware Technical Fibres Ltd.	31,217	1,302
	Vaibhav Global Ltd.	214,898	1,283
*	TeamLease Services Ltd.	36,620	1,260
	Avanti Feeds Ltd.	198,001	1,242
	Saregama India Ltd.	292,768	1,229
	HEG Ltd.	56,339	1,195
*	TV18 Broadcast Ltd.	1,507,082	1,137
	DCB Bank Ltd.	678,430	1,130
	Tata Investment Corp. Ltd.	16,644	1,130
	Care Ratings Ltd.	90,646	1,125
*	Campus Activewear Ltd.	338,457	1,125
*	Wockhardt Ltd.	202,855	1,122

		Shares	Market Value ($000)
	Rallis India Ltd.	345,033	1,100
	Sterlite Technologies Ltd.	628,567	1,087
	Allcargo Logistics Ltd.	1,096,260	1,072
	Jyothy Labs Ltd.	171,643	1,063
	BEML Ltd.	24,342	1,028
	Electrosteel Castings Ltd.	412,558	871
*	V-Mart Retail Ltd.	32,329	849
	PCBL Ltd.	218,776	839
	HBL Power Systems Ltd.	129,018	836
*	Sun Pharma Advanced Research Co. Ltd.	179,581	827
	Vakrangee Ltd.	2,270,405	826
	Bajaj Consumer Care Ltd.	270,105	713
	JK Tyre & Industries Ltd.	111,344	707
[1]	Dilip Buildcon Ltd.	145,614	701
	Polyplex Corp. Ltd.	54,590	666
	Symphony Ltd.	55,719	633
	Maharashtra Seamless Ltd.	46,994	598
	CMS Info Systems Ltd.	126,785	587
*	Dhani Services Ltd.	1,179,154	545
*	Just Dial Ltd.	52,313	520
	Elecon Engineering Co. Ltd.	38,863	515
	Kaveri Seed Co. Ltd.	59,047	512
	NIIT Ltd.	323,111	484
*	Inox Wind Ltd.	71,540	411
	Arvind Ltd.	82,059	311
*	Kaynes Technology India Ltd.	8,651	296
*	Chalet Hotels Ltd.	28,909	271
	Anand Rathi Wealth Ltd.	5,543	204
	Neuland Laboratories Ltd.	2,487	192
	Syrma SGS Technology Ltd.	23,685	171
	Orient Cement Ltd.	46,853	160
	KSB Ltd.	3,590	158
	Newgen Software Technologies Ltd.	12,369	127
	Supreme Petrochem Ltd.	10,859	79
*	Digidrive Distributors Ltd.	15,495	11
*,3	Chennai Super Kings Cricket Ltd.	176,674	—
			804,897
Indonesia (0.6%)
*	Bumi Resources Minerals Tbk PT	417,461,776	4,100
	Mitra Keluarga Karyasehat Tbk PT	20,502,400	3,497
	Mitra Adiperkasa Tbk PT	27,006,900	3,345
	Aneka Tambang Tbk	32,351,019	3,174
	AKR Corporindo Tbk PT	29,135,315	2,990
	Medco Energi Internasional Tbk PT	35,901,188	2,768
*	Bukalapak.com PT Tbk	226,927,700	2,755
	Indo Tambangraya Megah Tbk PT	1,481,700	2,539
*	Bumi Resources Tbk PT	440,004,700	2,531
	Ciputra Development Tbk PT	30,510,455	2,422
	BFI Finance Indonesia Tbk PT	28,363,100	2,183
	Pakuwon Jati Tbk PT	81,162,934	2,160
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,684,400	1,855
	Map Aktif Adiperkasa PT	28,368,200	1,742
	Japfa Comfeed Indonesia Tbk PT	24,840,700	1,669
	Summarecon Agung Tbk PT	44,391,947	1,576
	Bank Tabungan Negara Persero Tbk PT	18,941,850	1,565
	Ace Hardware Indonesia Tbk PT	26,826,600	1,444
*	Bank Bukopin Tbk PT (XIDX)	279,239,673	1,361
	Surya Esa Perkasa Tbk PT	35,286,300	1,100

		Shares	Market Value ($000)
*	Panin Financial Tbk PT	61,222,900	1,001
*	Bank Pan Indonesia Tbk PT	14,263,700	993
	Matahari Department Store Tbk PT	7,294,200	975
*,3	Waskita Karya Persero Tbk PT	70,850,081	907
	Bank BTPN Syariah Tbk PT	8,910,000	897
*	Bank Neo Commerce Tbk PT	34,633,272	717
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,641,099	711
*	Lippo Karawaci Tbk PT	131,358,777	666
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	19,584,600	633
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,236,729	548
	Media Nusantara Citra Tbk PT	20,513,900	465
*	Global Mediacom Tbk PT	27,752,606	450
	Timah Tbk PT	9,609,420	350
*	Alam Sutera Realty Tbk PT	33,599,591	345
*	Adhi Karya Persero Tbk PT	16,689,845	298
*	Bank Raya Indonesia Tbk PT	15,091,254	277
	Ramayana Lestari Sentosa Tbk PT	7,703,600	238
*	PP Persero Tbk PT	7,327,500	191
*,3	Wijaya Karya Persero Tbk PT	9,754,633	148
			57,586
Ireland (0.0%)
	Dalata Hotel Group plc	807,643	4,192
Israel (0.9%)
*	Camtek Ltd.	99,323	7,697
*	Shufersal Ltd.	982,689	5,273
*	Perion Network Ltd.	155,274	4,607
	Alony Hetz Properties & Investments Ltd.	590,830	4,472
*	Clal Insurance Enterprises Holdings Ltd.	250,250	3,894
	Sapiens International Corp. NV	121,649	3,398
	REIT 1 Ltd.	707,056	3,156
	Oil Refineries Ltd.	9,038,168	3,117
*	Shikun & Binui Ltd.	1,179,051	3,077
	FIBI Holdings Ltd.	71,456	3,032
	Paz Oil Co. Ltd.	35,852	2,947
	Hilan Ltd.	51,944	2,887
	Isracard Ltd.	688,384	2,471
	Formula Systems 1985 Ltd.	35,415	2,372
	Matrix IT Ltd.	118,420	2,229
	Menora Mivtachim Holdings Ltd.	83,165	2,089
	Ashtrom Group Ltd.	137,828	2,073
	Kenon Holdings Ltd.	82,444	2,036
*	Equital Ltd.	65,292	1,858
	Sella Capital Real Estate Ltd.	817,104	1,841
	Maytronics Ltd.	165,639	1,817
	One Software Technologies Ltd.	143,574	1,805
	Summit Real Estate Holdings Ltd.	135,122	1,788
*	Partner Communications Co. Ltd.	384,474	1,778
	Fox Wizel Ltd.	24,961	1,769
	Israel Canada T.R Ltd.	510,805	1,723
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	30,373	1,699
	Mega Or Holdings Ltd.	73,400	1,677
	Delta Galil Ltd.	33,474	1,545
	Danel Adir Yeoshua Ltd.	17,221	1,491
*	Cellcom Israel Ltd.	331,167	1,355
	Migdal Insurance & Financial Holdings Ltd.	1,142,063	1,265
	Delek Automotive Systems Ltd.	200,726	1,201
	AudioCodes Ltd.	101,133	1,147

		Shares	Market Value ($000)
*	G City Ltd.	312,474	1,000
*	Ashdod Refinery Ltd.	39,063	904
*	Kamada Ltd.	146,585	828
	Elco Ltd.	26,263	810
*	AFI Properties Ltd.	18,196	798
	IDI Insurance Co. Ltd.	24,310	726
	Naphtha Israel Petroleum Corp. Ltd.	91,415	457
*	Gilat Satellite Networks Ltd.	69,556	439
			92,548
Italy (2.0%)
	BPER Banca	3,895,442	14,050
	Brunello Cucinelli SpA	124,229	12,316
	Azimut Holding SpA	399,648	11,142
	Banca Popolare di Sondrio SpA	1,346,354	10,230
	Unipol Gruppo SpA	1,593,862	9,897
*	Banca Monte dei Paschi di Siena SpA	2,752,447	9,660
	De' Longhi SpA	250,941	8,128
*	Iveco Group NV	730,801	7,799
	Banca Generali SpA	200,923	7,660
[1]	BFF Bank SpA	668,161	7,221
	ERG SpA	207,252	6,077
	Brembo SpA	484,331	5,965
*	Saipem SpA	3,899,361	5,593
	Iren SpA	2,362,979	4,959
[1]	Technogym SpA	469,220	4,647
[1]	Carel Industries SpA	178,756	4,329
	Saras SpA	2,346,220	3,972
[1]	Anima Holding SpA	838,315	3,784
	Tamburi Investment Partners SpA	378,020	3,691
[1]	Enav SpA	994,073	3,679
	SOL SpA	126,537	3,642
	Sesa SpA	26,384	3,580
	Maire Tecnimont SpA	634,603	3,298
	Salvatore Ferragamo SpA	238,405	3,041
	Credito Emiliano SpA	301,593	2,742
*	Lottomatica Group SpA	228,083	2,646
	ACEA SpA	163,813	2,585
	Webuild SpA (MTAA)	1,211,649	2,549
	Ariston Holding NV	357,654	2,347
	Sanlorenzo SpA	47,665	2,274
	Piaggio & C SpA	644,526	2,143
	Salcef Group SpA	83,674	2,127
	Gruppo MutuiOnline SpA	57,225	1,975
	El.En. SpA	195,809	1,933
	Cementir Holding NV	174,776	1,874
	MFE-MediaForEurope NV Class A	729,243	1,859
[1]	RAI Way SpA	335,957	1,837
*,1	GVS SpA	261,841	1,670
	Banca IFIS SpA	96,171	1,665
	Italmobiliare SpA	51,223	1,526
	Tinexta SpA	64,283	1,359
	Danieli & C Officine Meccaniche SpA (MTAA)	39,239	1,331
*	Tod's SpA	34,084	1,249
	Zignago Vetro SpA	73,864	1,079
	MARR SpA	86,320	1,049
	Arnoldo Mondadori Editore SpA	360,922	925
*,2	Fincantieri SpA	1,621,514	858
*,2	Juventus Football Club SpA	339,130	823

		Shares	Market Value ($000)
	Alerion Cleanpower SpA	25,220	697
	Biesse SpA	40,145	527
[1]	doValue SpA	177,037	469
	Datalogic SpA	52,135	341
[2]	MFE-MediaForEurope NV Class B	84,597	305
	Rizzoli Corriere Della Sera Mediagroup SpA	311,758	254
			203,378
Japan (13.9%)
	Daiwabo Holdings Co. Ltd.	333,280	7,247
	Gunma Bank Ltd.	1,441,500	7,108
	Fujitec Co. Ltd.	277,484	7,080
	ADEKA Corp.	358,755	7,020
	Fuji Soft Inc.	154,748	6,783
	77 Bank Ltd.	256,300	6,165
	Nippon Gas Co. Ltd.	391,500	6,065
	Nishi-Nippon Financial Holdings Inc.	523,200	6,024
	Maruwa Co. Ltd.	29,500	5,903
	Nissui Corp.	1,044,122	5,705
	MEITEC Group Holdings Inc.	283,938	5,617
	Osaka Soda Co. Ltd.	79,600	5,588
	Mizuho Leasing Co. Ltd.	148,101	5,367
	Fuji Corp.	311,388	5,276
	Yoshinoya Holdings Co. Ltd.	233,920	5,216
	Tomy Co. Ltd.	314,617	5,162
[2]	Comforia Residential REIT Inc.	2,446	5,126
	Hulic REIT Inc.	4,799	5,054
	Dexerials Corp.	172,200	4,963
	Toridoll Holdings Corp.	157,800	4,831
	Takasago Thermal Engineering Co. Ltd.	208,389	4,815
	Mori Trust REIT Inc.	9,469	4,809
	Hanwa Co. Ltd.	130,083	4,758
	Inaba Denki Sangyo Co. Ltd.	198,100	4,733
	Mitsubishi Estate Logistics REIT Investment Corp.	1,865	4,673
	Citizen Watch Co. Ltd.	735,300	4,663
[2]	Hokuetsu Corp.	489,421	4,627
	Hazama Ando Corp.	571,879	4,618
	NSD Co. Ltd.	245,268	4,603
	Hokuhoku Financial Group Inc.	433,800	4,596
	Daiseki Co. Ltd.	159,244	4,553
	Sangetsu Corp.	205,420	4,525
	Towa Corp.	87,465	4,512
	Wacoal Holdings Corp.	191,200	4,461
	Kanematsu Corp.	286,400	4,440
	Nichias Corp.	189,669	4,433
	Topcon Corp.	378,000	4,343
	Fujimi Inc.	215,541	4,319
*	Outsourcing Inc.	369,600	4,315
	Japan Petroleum Exploration Co. Ltd.	105,400	4,287
	NTT UD REIT Investment Corp.	5,044	4,283
	Shiga Bank Ltd.	170,000	4,227
	Toagosei Co. Ltd.	439,192	4,204
	Tokuyama Corp.	261,300	4,188
	Takeuchi Manufacturing Co. Ltd.	121,800	4,164
	Colowide Co. Ltd.	259,400	4,147
	Nikkon Holdings Co. Ltd.	192,148	4,128
	Okumura Corp.	117,952	4,125
	Rorze Corp.	37,000	4,110
	Nakanishi Inc.	250,100	4,093

		Shares	Market Value ($000)
	Daishi Hokuetsu Financial Group Inc.	146,400	4,057
	Okamura Corp.	266,147	3,989
	Organo Corp.	95,500	3,944
	Tokyu REIT Inc.	3,362	3,920
[2]	Toho Holdings Co. Ltd.	179,818	3,895
	Japan Elevator Service Holdings Co. Ltd.	256,100	3,870
	CKD Corp.	219,200	3,865
	Mirait One Corp.	290,771	3,842
	Sumitomo Warehouse Co. Ltd.	213,255	3,835
	Hitachi Zosen Corp.	615,410	3,797
	Nisshinbo Holdings Inc.	455,100	3,756
	ARE Holdings Inc.	267,200	3,721
	Suruga Bank Ltd.	636,800	3,711
	Micronics Japan Co. Ltd.	124,600	3,700
	Kureha Corp.	192,306	3,681
	Japan Excellent Inc.	4,436	3,668
	Glory Ltd.	177,200	3,661
	San-In Godo Bank Ltd.	519,100	3,661
	Jaccs Co. Ltd.	94,100	3,605
	Juroku Financial Group Inc.	128,500	3,603
[2]	EDION Corp.	326,575	3,596
	Nippon Soda Co. Ltd.	92,025	3,552
	Kyoritsu Maintenance Co. Ltd.	86,300	3,546
	NIPPON REIT Investment Corp.	1,523	3,527
	Monogatari Corp.	99,720	3,516
[2]	Okasan Securities Group Inc.	716,900	3,509
*	Appier Group Inc.	298,900	3,497
	Japan Material Co. Ltd.	203,800	3,444
	Pilot Corp.	123,100	3,438
	Tokyo Steel Manufacturing Co. Ltd.	283,100	3,419
	Monex Group Inc.	652,687	3,397
	Senko Group Holdings Co. Ltd.	433,700	3,391
	Tsubakimoto Chain Co.	117,264	3,391
	Tadano Ltd.	413,500	3,366
	Duskin Co. Ltd.	144,260	3,349
	Heiwa Real Estate REIT Inc.	3,579	3,326
	Kumagai Gumi Co. Ltd.	126,680	3,297
[2]	Nitto Boseki Co. Ltd.	96,311	3,289
	Seria Co. Ltd.	177,793	3,258
	DTS Corp.	132,442	3,257
	Saizeriya Co. Ltd.	93,621	3,214
	H.U. Group Holdings Inc.	172,900	3,214
*	Nippon Paper Industries Co. Ltd.	346,600	3,213
	Ferrotec Holdings Corp.	166,053	3,203
	Max Co. Ltd.	144,000	3,200
	H2O Retailing Corp.	298,700	3,198
	Fukuoka REIT Corp.	2,697	3,190
	Toei Co. Ltd.	22,649	3,179
	Daihen Corp.	66,851	3,168
	Japan Securities Finance Co. Ltd.	296,041	3,137
	Nishimatsu Construction Co. Ltd.	114,062	3,135
	Hoshino Resorts REIT Inc.	897	3,131
	DCM Holdings Co. Ltd.	335,488	3,125
	Takuma Co. Ltd.	265,400	3,123
	Open Up Group Inc.	197,692	3,062
	Riken Keiki Co. Ltd.	61,700	3,048
	Hyakugo Bank Ltd.	781,300	3,030
[2]	Create Restaurants Holdings Inc.	401,540	3,014

		Shares	Market Value ($000)
*	Hokuriku Electric Power Co.	616,100	3,013
	Aichi Financial Group Inc.	170,534	3,011
	Nippn Corp.	195,829	3,006
	Tokai Rika Co. Ltd.	189,800	3,003
	C Uyemura & Co. Ltd.	39,500	2,997
	Inabata & Co. Ltd.	137,400	2,990
	Sumitomo Osaka Cement Co. Ltd.	118,200	2,978
	Nojima Corp.	235,100	2,963
	Makino Milling Machine Co. Ltd.	72,780	2,948
	Taikisha Ltd.	98,088	2,925
	Noritake Co. Ltd.	54,800	2,915
	Maruha Nichiro Corp.	147,000	2,909
	Heiwa Real Estate Co. Ltd.	109,542	2,896
	TKC Corp.	111,298	2,883
	Paramount Bed Holdings Co. Ltd.	159,500	2,881
	Tokai Tokyo Financial Holdings Inc.	743,900	2,870
	Round One Corp.	646,600	2,864
	Fukuyama Transporting Co. Ltd.	103,400	2,860
	Ryosan Co. Ltd.	86,557	2,852
	TOKAI Holdings Corp.	422,600	2,850
	Kaga Electronics Co. Ltd.	61,300	2,838
	Nippon Light Metal Holdings Co. Ltd.	230,096	2,835
	Tokyo Kiraboshi Financial Group Inc.	96,666	2,828
	Global One Real Estate Investment Corp.	3,775	2,812
	Aiful Corp.	1,120,800	2,810
	UACJ Corp.	101,485	2,803
	Digital Garage Inc.	116,100	2,799
	Star Asia Investment Corp.	7,128	2,795
	Sakata Seed Corp.	111,356	2,773
	Lintec Corp.	145,800	2,761
	Hokkaido Electric Power Co. Inc.	617,300	2,754
*	Sansan Inc.	295,200	2,748
	NTN Corp.	1,496,900	2,737
	JVCKenwood Corp.	559,140	2,719
	Iino Kaiun Kaisha Ltd.	311,236	2,718
	Autobacs Seven Co. Ltd.	249,400	2,711
*	Sosei Group Corp.	278,200	2,700
	Mitsui-Soko Holdings Co. Ltd.	80,552	2,690
	Nisshin Oillio Group Ltd.	87,952	2,687
	Tokyo Electron Device Ltd.	67,200	2,663
	North Pacific Bank Ltd.	1,031,700	2,631
*,2	Atom Corp.	409,857	2,604
	Ichigo Office REIT Investment Corp.	4,617	2,594
[2]	Royal Holdings Co. Ltd.	146,300	2,575
[2]	Nomura Micro Science Co. Ltd.	27,400	2,558
	Mitsubishi Logisnext Co. Ltd.	246,400	2,552
	Komeri Co. Ltd.	113,800	2,550
	Toyo Ink SC Holdings Co. Ltd.	135,554	2,536
	Kitz Corp.	308,848	2,525
	Daiei Kankyo Co. Ltd.	148,000	2,518
	Yokogawa Bridge Holdings Corp.	129,800	2,512
	Taiyo Holdings Co. Ltd.	113,800	2,507
	Trusco Nakayama Corp.	146,500	2,503
	Nihon Parkerizing Co. Ltd.	314,361	2,497
	PAL GROUP Holdings Co. Ltd.	156,000	2,495
	Joyful Honda Co. Ltd.	187,448	2,486
	Mixi Inc.	144,800	2,484
	KYB Corp.	71,600	2,483

		Shares	Market Value ($000)
	Mitsuboshi Belting Ltd.	74,400	2,482
	Kato Sangyo Co. Ltd.	75,500	2,462
*	Medley Inc.	78,500	2,461
	Ichibanya Co. Ltd.	55,468	2,445
	Topre Corp.	167,900	2,444
[2]	Seiren Co. Ltd.	145,500	2,442
	Totetsu Kogyo Co. Ltd.	118,700	2,437
	Financial Partners Group Co. Ltd.	212,500	2,437
	Eizo Corp.	70,556	2,436
[2]	Tri Chemical Laboratories Inc.	98,576	2,431
	Senshu Ikeda Holdings Inc.	1,032,400	2,392
[2]	Nishimatsuya Chain Co. Ltd.	164,900	2,382
	Toyo Construction Co. Ltd.	269,800	2,377
*	Leopalace21 Corp.	849,000	2,375
	Adastria Co. Ltd.	100,900	2,352
	Meidensha Corp.	131,087	2,350
	Valor Holdings Co. Ltd.	137,200	2,344
	Yodogawa Steel Works Ltd.	88,933	2,342
	Nitto Kogyo Corp.	85,988	2,340
	Yamazen Corp.	272,400	2,330
	Okinawa Cellular Telephone Co.	95,637	2,330
	Megmilk Snow Brand Co. Ltd.	147,800	2,318
	Kissei Pharmaceutical Co. Ltd.	107,900	2,304
	Hokkoku Financial Holdings Inc.	77,351	2,301
	Toyobo Co. Ltd.	306,000	2,297
[2]	Bank of Nagoya Ltd.	60,912	2,290
	Kiyo Bank Ltd.	203,110	2,289
	Raito Kogyo Co. Ltd.	163,400	2,284
	Sanki Engineering Co. Ltd.	177,867	2,282
	ARCLANDS Corp.	197,898	2,266
	Wacom Co. Ltd.	491,736	2,266
	Japan Lifeline Co. Ltd.	253,800	2,265
	Arcs Co. Ltd.	113,400	2,256
	Ohsho Food Service Corp.	40,774	2,254
	KOMEDA Holdings Co. Ltd.	117,600	2,254
	Hankyu Hanshin REIT Inc.	2,274	2,252
	Musashino Bank Ltd.	118,900	2,240
	Advance Logistics Investment Corp.	2,553	2,219
	Kohnan Shoji Co. Ltd.	83,500	2,218
[2]	Shochiku Co. Ltd.	32,300	2,217
	Showa Sangyo Co. Ltd.	96,000	2,200
	Mitsubishi Pencil Co. Ltd.	161,700	2,199
	Kaken Pharmaceutical Co. Ltd.	92,600	2,187
	Oki Electric Industry Co. Ltd.	311,206	2,187
	Ai Holdings Corp.	130,100	2,184
	Hosiden Corp.	176,667	2,169
	Mizuno Corp.	72,656	2,168
	Keiyo Bank Ltd.	440,500	2,156
	Awa Bank Ltd.	128,500	2,155
	SKY Perfect JSAT Holdings Inc.	409,100	2,153
[2]	Nextage Co. Ltd.	142,700	2,150
	Nitta Corp.	82,900	2,145
	Shoei Co. Ltd.	159,700	2,134
	Japan Wool Textile Co. Ltd.	210,289	2,121
	Exedy Corp.	110,200	2,114
[2]	Enplas Corp.	25,953	2,109
	Mirai Corp.	6,895	2,108
	Kanamoto Co. Ltd.	110,000	2,101

		Shares	Market Value ($000)
	Arata Corp.	94,518	2,098
	MCJ Co. Ltd.	250,200	2,098
	MOS Food Services Inc.	89,858	2,090
	CRE Logistics REIT Inc.	1,992	2,084
	San-Ai Obbli Co. Ltd.	184,500	2,080
	Chugoku Marine Paints Ltd.	163,100	2,075
	Takara Standard Co. Ltd.	173,599	2,074
	Mitsubishi Shokuhin Co. Ltd.	60,900	2,070
	San-A Co. Ltd.	66,944	2,068
	Nanto Bank Ltd.	113,700	2,057
	Infomart Corp.	762,600	2,047
	Megachips Corp.	62,781	2,027
	Kura Sushi Inc.	75,400	2,020
	Nippon Pillar Packing Co. Ltd.	61,300	2,016
	Simplex Holdings Inc.	110,200	2,009
	JAFCO Group Co. Ltd.	167,600	1,988
	KeePer Technical Laboratory Co. Ltd.	44,936	1,983
	Gunze Ltd.	54,207	1,981
	One REIT Inc.	1,074	1,975
	KH Neochem Co. Ltd.	126,700	1,974
	Meiko Electronics Co. Ltd.	72,057	1,963
	Shibaura Machine Co. Ltd.	80,700	1,957
	Aoyama Trading Co. Ltd.	162,200	1,954
	West Holdings Corp.	84,500	1,944
	SOSiLA Logistics REIT Inc.	2,384	1,936
	Systena Corp.	957,500	1,935
	Heiwado Co. Ltd.	129,200	1,930
	Bando Chemical Industries Ltd.	162,000	1,923
	Ichigo Inc.	717,600	1,913
	Kumiai Chemical Industry Co. Ltd.	331,450	1,901
	Nichicon Corp.	216,683	1,894
	Mochida Pharmaceutical Co. Ltd.	83,200	1,881
	Funai Soken Holdings Inc.	107,250	1,867
	Elecom Co. Ltd.	160,300	1,864
	Tsurumi Manufacturing Co. Ltd.	75,500	1,862
	Fuso Chemical Co. Ltd.	66,100	1,861
	Aeon Delight Co. Ltd.	72,400	1,855
	Nichiha Corp.	92,300	1,854
	SAMTY Co. Ltd.	108,600	1,850
	Transcosmos Inc.	88,196	1,842
	FCC Co. Ltd.	141,143	1,839
	Idec Corp.	91,600	1,833
	Toyo Tanso Co. Ltd.	54,010	1,823
	Towa Pharmaceutical Co. Ltd.	103,982	1,820
	Starts Corp. Inc.	88,615	1,818
	Itochu Enex Co. Ltd.	169,300	1,813
	Hogy Medical Co. Ltd.	75,022	1,809
	Chudenko Corp.	95,900	1,808
	Life Corp.	71,000	1,803
	Create SD Holdings Co. Ltd.	82,618	1,798
	Kosaido Holdings Co. Ltd.	354,000	1,796
	Kyorin Pharmaceutical Co. Ltd.	148,600	1,795
*	HIS Co. Ltd.	147,400	1,791
[2]	Tokyotokeiba Co. Ltd.	57,200	1,791
	Yuasa Trading Co. Ltd.	53,700	1,789
	Sekisui Jushi Corp.	103,600	1,784
	Token Corp.	27,786	1,782
	Prima Meat Packers Ltd.	108,588	1,777

		Shares	Market Value ($000)
	Hiday Hidaka Corp.	87,819	1,770
	Ryobi Ltd.	95,887	1,768
	Ogaki Kyoritsu Bank Ltd.	131,874	1,766
*,2	PKSHA Technology Inc.	67,500	1,766
	Okamoto Industries Inc.	52,100	1,765
	Konishi Co. Ltd.	184,200	1,764
	Nippon Densetsu Kogyo Co. Ltd.	127,103	1,763
	Taihei Dengyo Kaisha Ltd.	58,300	1,761
	Premium Group Co. Ltd.	145,900	1,759
	Usen-Next Holdings Co. Ltd.	60,400	1,753
	Bunka Shutter Co. Ltd.	175,800	1,751
	Toa Corp.	65,900	1,742
	Maeda Kosen Co. Ltd.	79,900	1,742
	en japan Inc.	94,100	1,739
	Tocalo Co. Ltd.	163,200	1,736
	Musashi Seimitsu Industry Co. Ltd.	152,330	1,729
	Sakata INX Corp.	178,800	1,725
	Takara Leben Real Estate Investment Corp.	2,421	1,722
	JCU Corp.	68,200	1,721
	Tamron Co. Ltd.	45,400	1,720
	Zojirushi Corp.	177,300	1,716
	Uchida Yoko Co. Ltd.	33,100	1,710
	Npr Riken Corp.	93,900	1,707
	Earth Corp.	55,743	1,706
	Nissan Shatai Co. Ltd.	258,414	1,705
	Ricoh Leasing Co. Ltd.	49,606	1,703
	SBI Sumishin Net Bank Ltd.	147,500	1,700
	Mitsui E&S Co. Ltd.	329,900	1,696
	Milbon Co. Ltd.	70,920	1,695
	Maxell Ltd.	154,000	1,694
	Iriso Electronics Co. Ltd.	72,300	1,691
	ZERIA Pharmaceutical Co. Ltd.	121,840	1,687
	Nikkiso Co. Ltd.	229,561	1,685
	Noritsu Koki Co. Ltd.	74,300	1,678
	Fujimori Kogyo Co. Ltd.	60,500	1,671
	Furukawa Co. Ltd.	127,298	1,669
	Hyakujushi Bank Ltd.	99,200	1,669
	United Super Markets Holdings Inc.	242,650	1,669
	TOMONY Holdings Inc.	606,000	1,669
	Valqua Ltd.	54,400	1,654
	Eiken Chemical Co. Ltd.	132,200	1,648
	Sumitomo Mitsui Construction Co. Ltd.	586,346	1,645
	Nippon Seiki Co. Ltd.	176,932	1,640
	Hakuto Co. Ltd.	39,600	1,639
	Shinmaywa Industries Ltd.	197,368	1,638
	Seiko Group Corp.	91,758	1,637
	Nippon Yakin Kogyo Co. Ltd.	50,779	1,635
	Star Micronics Co. Ltd.	136,698	1,631
[2]	Tsuburaya Fields Holdings Inc.	132,074	1,627
	MEC Co. Ltd.	53,700	1,625
[2]	Toho Titanium Co. Ltd.	121,700	1,619
	Central Glass Co. Ltd.	86,413	1,617
	Genky DrugStores Co. Ltd.	35,500	1,615
	Strike Co. Ltd.	49,814	1,607
	Shibaura Mechatronics Corp.	33,900	1,606
	Mitsuuroko Group Holdings Co. Ltd.	153,800	1,605
	Restar Holdings Corp.	77,400	1,604
	Kameda Seika Co. Ltd.	56,200	1,596

		Shares	Market Value ($000)
	Nishio Holdings Co. Ltd.	57,800	1,583
	Nachi-Fujikoshi Corp.	67,851	1,582
	Nittetsu Mining Co. Ltd.	44,400	1,582
	Sanyo Special Steel Co. Ltd.	91,970	1,580
	Future Corp.	132,900	1,577
*,2	euglena Co. Ltd.	335,400	1,572
	Nomura Co. Ltd.	264,500	1,563
	Altech Corp.	80,100	1,560
	ESPEC Corp.	91,408	1,557
	Nissha Co. Ltd.	139,960	1,553
	Morita Holdings Corp.	143,466	1,549
	Ishihara Sangyo Kaisha Ltd.	144,800	1,547
	Toho Bank Ltd.	728,664	1,545
	CTI Engineering Co. Ltd.	38,800	1,543
	Geo Holdings Corp.	94,200	1,539
	SWCC Corp.	74,700	1,538
	Fuji Co. Ltd.	114,000	1,537
[2]	Toyo Gosei Co. Ltd.	26,200	1,533
	Riso Kagaku Corp.	75,684	1,530
	Nippon Signal Company Ltd.	239,316	1,527
	Nagawa Co. Ltd.	31,600	1,526
	T Hasegawa Co. Ltd.	67,800	1,521
	Onward Holdings Co. Ltd.	413,956	1,520
[2]	Yamae Group Holdings Co. Ltd.	68,400	1,519
[2]	JINS Holdings Inc.	53,200	1,500
	S Foods Inc.	66,600	1,498
	Kyokuto Kaihatsu Kogyo Co. Ltd.	109,200	1,495
	I'll Inc.	67,300	1,494
	Oiles Corp.	103,108	1,492
	Roland Corp.	44,900	1,492
	eGuarantee Inc.	114,100	1,487
	Sintokogio Ltd.	201,500	1,486
*	UT Group Co. Ltd.	92,600	1,484
	Sinko Industries Ltd.	71,641	1,479
	Bell System24 Holdings Inc.	121,200	1,477
	Kisoji Co. Ltd.	81,160	1,472
	Tosei Corp.	101,600	1,467
	Doutor Nichires Holdings Co. Ltd.	99,237	1,465
	Optex Group Co. Ltd.	117,600	1,460
	Piolax Inc.	85,500	1,448
	Raiznext Corp.	136,100	1,448
	Tachibana Eletech Co. Ltd.	68,534	1,445
	Shin-Etsu Polymer Co. Ltd.	131,200	1,443
	BML Inc.	74,200	1,434
	Hirata Corp.	31,311	1,432
	Shikoku Kasei Holdings Corp.	115,700	1,431
	Fuji Seal International Inc.	121,200	1,429
	Fukushima Galilei Co. Ltd.	40,900	1,425
	Komori Corp.	158,900	1,424
	Hosokawa Micron Corp.	45,600	1,422
*	Nippon Sheet Glass Co. Ltd.	344,600	1,422
	Sinfonia Technology Co. Ltd.	89,000	1,421
	Belc Co. Ltd.	33,200	1,418
	Futaba Industrial Co. Ltd.	234,800	1,415
	Axial Retailing Inc.	51,130	1,414
	Zuken Inc.	51,700	1,413
	Tsugami Corp.	174,500	1,409
	Shoei Foods Corp.	46,300	1,406

		Shares	Market Value ($000)
	Wakita & Co. Ltd.	129,600	1,404
	Hioki EE Corp.	31,600	1,402
	Noritz Corp.	132,587	1,397
	Hamakyorex Co. Ltd.	49,800	1,387
	Cybozu Inc.	92,400	1,387
	Tachi-S Co. Ltd.	103,200	1,387
	Nichireki Co. Ltd.	81,500	1,386
	Tokyu Construction Co. Ltd.	247,900	1,380
	Hibiya Engineering Ltd.	79,100	1,378
[2]	Ryoyo Electro Corp.	53,942	1,377
	Okinawa Financial Group Inc.	79,944	1,374
[2]	Press Kogyo Co. Ltd.	313,200	1,372
	Marusan Securities Co. Ltd.	214,855	1,371
	Mitsui DM Sugar Holdings Co. Ltd.	59,600	1,369
	Nagaileben Co. Ltd.	86,300	1,369
*	Chiyoda Corp.	595,900	1,367
*,2	RENOVA Inc.	158,800	1,364
	Konoike Transport Co. Ltd.	102,400	1,362
	Pacific Industrial Co. Ltd.	140,200	1,361
	Kurabo Industries Ltd.	63,900	1,360
	Saibu Gas Holdings Co. Ltd.	103,673	1,359
[2]	OSAKA Titanium Technologies Co. Ltd.	71,800	1,358
	Daiichi Jitsugyo Co. Ltd.	105,900	1,353
*	Fujita Kanko Inc.	29,800	1,353
	Fujicco Co. Ltd.	98,205	1,348
	Chofu Seisakusho Co. Ltd.	94,000	1,345
[2]	TSI Holdings Co. Ltd.	288,900	1,343
	Pasona Group Inc.	73,500	1,340
	Ringer Hut Co. Ltd.	80,700	1,334
	Base Co. Ltd.	60,100	1,329
	Argo Graphics Inc.	44,900	1,318
	Japan Pulp & Paper Co. Ltd.	38,400	1,315
	WingArc1st Inc.	69,100	1,315
	Yellow Hat Ltd.	105,800	1,314
	Digital Arts Inc.	38,300	1,313
	Nippon Carbon Co. Ltd.	43,100	1,310
	Shibuya Corp.	77,100	1,310
	Siix Corp.	123,200	1,303
	San ju San Financial Group Inc.	99,052	1,299
	Meisei Industrial Co. Ltd.	164,700	1,298
	Sanyo Denki Co. Ltd.	31,200	1,297
[2]	Tama Home Co. Ltd.	47,000	1,297
*,2	Raksul Inc.	166,600	1,293
	Sato Holdings Corp.	87,800	1,291
	St. Marc Holdings Co. Ltd.	82,855	1,285
	Totech Corp.	34,100	1,283
	Eagle Industry Co. Ltd.	110,600	1,281
	Yamanashi Chuo Bank Ltd.	107,117	1,281
	Krosaki Harima Corp.	15,300	1,278
	Prestige International Inc.	310,900	1,277
[2]	Shizuoka Gas Co. Ltd.	186,800	1,276
	Universal Entertainment Corp.	87,962	1,272
	Bank of the Ryukyus Ltd.	159,467	1,271
	Takasago International Corp.	53,200	1,271
	YAMABIKO Corp.	113,400	1,271
	Osaka Organic Chemical Industry Ltd.	63,900	1,271
	Keihanshin Building Co. Ltd.	125,700	1,270
	Sumitomo Riko Co. Ltd.	147,700	1,269

		Shares	Market Value ($000)
	United Arrows Ltd.	96,667	1,268
	ASAHI YUKIZAI Corp.	45,511	1,266
	Torishima Pump Manufacturing Co. Ltd.	72,800	1,246
	PHC Holdings Corp.	120,300	1,245
	Asanuma Corp.	41,400	1,239
[2]	DyDo Group Holdings Inc.	61,288	1,231
	Anicom Holdings Inc.	308,100	1,224
	Integrated Design & Engineering Holdings Co. Ltd.	50,300	1,224
	Sakai Moving Service Co. Ltd.	64,200	1,220
	Doshisha Co. Ltd.	80,800	1,217
	Sun Frontier Fudousan Co. Ltd.	101,800	1,217
	Aeon Hokkaido Corp.	187,800	1,217
	Maruzen Showa Unyu Co. Ltd.	44,000	1,215
	IDOM Inc.	203,300	1,214
	Mitani Sekisan Co. Ltd.	35,300	1,213
	Nippon Ceramic Co. Ltd.	66,800	1,210
	Dip Corp.	70,800	1,209
	Broadleaf Co. Ltd.	293,400	1,208
	NS United Kaiun Kaisha Ltd.	34,300	1,206
	Nohmi Bosai Ltd.	79,700	1,204
	Daikyonishikawa Corp.	240,000	1,201
	KFC Holdings Japan Ltd.	52,200	1,198
	Matsuyafoods Holdings Co. Ltd.	29,700	1,195
	Senshu Electric Co. Ltd.	46,882	1,192
	Nippon Road Co. Ltd.	82,500	1,189
	Tsukishima Holdings Co. Ltd.	128,700	1,184
	Koshidaka Holdings Co. Ltd.	185,508	1,182
[2]	Change Holdings Inc.	127,900	1,176
	Procrea Holdings Inc.	91,061	1,176
	Okinawa Electric Power Co. Inc.	147,508	1,169
	Teikoku Sen-I Co. Ltd.	77,484	1,169
	Topy Industries Ltd.	59,579	1,169
	Fujibo Holdings Inc.	40,400	1,167
	Yokorei Co. Ltd.	153,200	1,165
[2]	Septeni Holdings Co. Ltd.	347,800	1,165
	METAWATER Co. Ltd.	79,600	1,160
	Nippon Kanzai Holdings Co. Ltd.	64,900	1,159
	Godo Steel Ltd.	33,100	1,158
	Management Solutions Co. Ltd.	57,236	1,158
[2]	J Trust Co. Ltd.	357,200	1,156
*	Modec Inc.	73,888	1,154
	Avex Inc.	119,900	1,150
	Tosei REIT Investment Corp.	1,188	1,146
	Sumitomo Seika Chemicals Co. Ltd.	32,300	1,145
	Health Care & Medical Investment Corp.	1,283	1,145
	Joshin Denki Co. Ltd.	68,226	1,139
	Kanto Denka Kogyo Co. Ltd.	189,800	1,136
	Furuno Electric Co. Ltd.	79,000	1,135
	Infocom Corp.	68,040	1,130
	Furuya Metal Co. Ltd.	18,200	1,129
	TPR Co. Ltd.	84,429	1,128
	Mimasu Semiconductor Industry Co. Ltd.	52,200	1,125
	VT Holdings Co. Ltd.	311,800	1,124
	Asahi Diamond Industrial Co. Ltd.	189,322	1,119
	Oita Bank Ltd.	60,907	1,117
	Oyo Corp.	75,600	1,115
	Retail Partners Co. Ltd.	94,100	1,114
	Teikoku Electric Manufacturing Co. Ltd.	55,800	1,112

		Shares	Market Value ($000)
[2]	Komehyo Holdings Co. Ltd.	37,000	1,107
	Bank of Iwate Ltd.	62,924	1,103
	Takamatsu Construction Group Co. Ltd.	54,800	1,100
	Yonex Co. Ltd.	135,100	1,098
	Tamura Corp.	305,000	1,094
	Curves Holdings Co. Ltd.	235,608	1,092
[2]	Sankei Real Estate Inc.	1,706	1,086
	AOKI Holdings Inc.	135,504	1,078
	Qol Holdings Co. Ltd.	89,799	1,078
	Samty Residential Investment Corp.	1,473	1,073
	Koa Corp.	104,300	1,067
	Kyoei Steel Ltd.	74,012	1,064
	RS Technologies Co. Ltd.	54,800	1,064
	Sumitomo Densetsu Co. Ltd.	51,400	1,062
	Kurimoto Ltd.	43,400	1,060
	Daikokutenbussan Co. Ltd.	18,600	1,053
	Gree Inc.	264,700	1,053
	Nafco Co. Ltd.	69,500	1,053
	COLOPL Inc.	246,200	1,052
	Unipres Corp.	149,980	1,046
	Aisan Industry Co. Ltd.	112,000	1,045
	Daiwa Industries Ltd.	97,600	1,041
	Starzen Co. Ltd.	56,200	1,039
	Miyazaki Bank Ltd.	54,893	1,038
	Oriental Shiraishi Corp.	410,694	1,028
[2]	Tanseisha Co. Ltd.	179,400	1,025
*	Kappa Create Co. Ltd.	85,588	1,024
	T-Gaia Corp.	75,600	1,023
	TRE Holdings Corp.	120,400	1,021
	Miroku Jyoho Service Co. Ltd.	82,400	1,020
	Nippon Fine Chemical Co. Ltd.	51,600	1,018
	SBS Holdings Inc.	60,100	1,017
	Trancom Co. Ltd.	21,400	1,014
	Sparx Group Co. Ltd.	82,220	1,013
[2]	Seikitokyu Kogyo Co. Ltd.	78,700	1,010
	Roland DG Corp.	38,400	1,008
	Mitsuba Corp.	136,724	1,007
	Comture Corp.	81,300	1,005
	Seikagaku Corp.	191,541	1,003
	Ichikoh Industries Ltd.	251,966	998
	JAC Recruitment Co. Ltd.	218,000	996
	Happinet Corp.	50,300	992
	Sodick Co. Ltd.	205,478	989
	Yamagata Bank Ltd.	130,985	989
	Halows Co. Ltd.	33,300	987
	Mie Kotsu Group Holdings Inc.	231,799	987
	Shinko Shoji Co. Ltd.	116,800	985
	Shin Nippon Air Technologies Co. Ltd.	56,600	978
*	ES-Con Japan Ltd.	142,000	977
	Aichi Steel Corp.	42,302	973
	Neturen Co. Ltd.	135,300	969
	Fukui Bank Ltd.	82,455	961
	Fudo Tetra Corp.	60,820	960
	Mirarth Holdings Inc.	286,400	960
	Alconix Corp.	99,614	960
	Pack Corp.	41,500	955
	Mitsubishi Research Institute Inc.	28,400	952
	Yokowo Co. Ltd.	97,737	951

		Shares	Market Value ($000)
*,2	Fujio Food Group Inc.	95,300	949
	Torii Pharmaceutical Co. Ltd.	37,200	948
*,2	W-Scope Corp.	183,600	948
	Matsuya Co. Ltd.	147,700	946
	Ines Corp.	89,100	943
	Hoosiers Holdings Co. Ltd.	118,700	943
	Sala Corp.	173,600	943
*,2	Oisix ra daichi Inc.	99,618	942
	Kyokuyo Co. Ltd.	35,100	941
	Sumida Corp.	121,509	941
	Arisawa Manufacturing Co. Ltd.	123,600	941
	Warabeya Nichiyo Holdings Co. Ltd.	48,000	933
	ESCON Japan REIT Investment Corp.	1,157	932
	Nippon Denko Co. Ltd.	472,990	929
	Sinanen Holdings Co. Ltd.	33,000	928
	Tokai Corp.	64,900	927
	MARUKA FURUSATO Corp.	55,600	923
	J-Oil Mills Inc.	66,400	920
	Starts Proceed Investment Corp.	666	919
	Daiho Corp.	34,900	917
	ASKA Pharmaceutical Holdings Co. Ltd.	67,800	910
	Sanyo Electric Railway Co. Ltd.	61,384	909
	Sun Corp.	55,500	909
	Ehime Bank Ltd.	126,800	907
	Riken Vitamin Co. Ltd.	57,700	904
	Toyo Kanetsu KK	30,600	903
	Denyo Co. Ltd.	58,400	901
	TV Asahi Holdings Corp.	75,600	901
	Hokuto Corp.	73,724	899
	Sanyo Chemical Industries Ltd.	30,754	899
	LITALICO Inc.	61,700	899
	Toyo Corp.	91,617	897
	TechMatrix Corp.	83,900	896
	Mandom Corp.	102,754	895
	Yondoshi Holdings Inc.	65,500	892
	G-Tekt Corp.	71,300	886
	Nichiden Corp.	47,500	886
	France Bed Holdings Co. Ltd.	93,400	884
	FIDEA Holdings Co. Ltd.	80,820	884
	Transaction Co. Ltd.	52,800	883
	Zenrin Co. Ltd.	145,950	878
	Wellneo Sugar Co. Ltd.	55,625	878
[2]	Nittoku Co. Ltd.	69,400	874
[2]	Computer Engineering & Consulting Ltd.	78,770	873
	Daiki Aluminium Industry Co. Ltd.	102,930	872
*,2	giftee Inc.	79,504	872
	Tenma Corp.	56,600	871
	HI-LEX Corp.	82,500	868
	FULLCAST Holdings Co. Ltd.	71,446	863
	TOC Co. Ltd.	178,046	853
	Aida Engineering Ltd.	149,606	851
	GLOBERIDE Inc.	60,400	850
	Riken Technos Corp.	144,600	849
	Shima Seiki Manufacturing Ltd.	83,500	849
	Daito Pharmaceutical Co. Ltd.	63,030	841
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,103	839
	Elan Corp.	116,700	837
	Tokushu Tokai Paper Co. Ltd.	31,300	835

		Shares	Market Value ($000)
	Macromill Inc.	154,200	833
	Kamei Corp.	63,300	832
[2]	Daikoku Denki Co. Ltd.	32,800	830
	Akita Bank Ltd.	60,300	828
	Key Coffee Inc.	59,293	828
[2]	Shin Nippon Biomedical Laboratories Ltd.	71,400	828
	Fixstars Corp.	72,200	826
	Dai-Dan Co. Ltd.	74,200	824
	Itochu-Shokuhin Co. Ltd.	16,100	823
	Sagami Holdings Corp.	80,196	823
	Anest Iwata Corp.	92,900	819
	Alpen Co. Ltd.	59,300	817
	Insource Co. Ltd.	144,000	814
*,2	SRE Holdings Corp.	35,896	810
	Nippon Thompson Co. Ltd.	202,100	809
	Obara Group Inc.	29,540	804
	Canon Electronics Inc.	56,494	803
	Chori Co. Ltd.	39,800	803
	Vector Inc.	100,000	803
	Giken Ltd.	54,700	802
	Union Tool Co.	34,800	801
	Katakura Industries Co. Ltd.	69,492	800
	K&O Energy Group Inc.	52,300	799
	Chubu Steel Plate Co. Ltd.	47,100	799
	CMK Corp.	155,200	797
	Cawachi Ltd.	42,900	786
	Osaki Electric Co. Ltd.	168,600	785
	Yurtec Corp.	99,400	785
	KPP Group Holdings Co. Ltd.	158,815	783
	Onoken Co. Ltd.	63,100	778
[2]	Tsubaki Nakashima Co. Ltd.	150,900	773
	Rock Field Co. Ltd.	70,168	772
[2]	Abalance Corp.	42,000	770
*,2	Demae-Can Co. Ltd.	268,800	765
*	Vision Inc.	96,065	763
	World Co. Ltd.	64,300	762
	gremz Inc.	53,100	761
	Raysum Co. Ltd.	30,800	759
	Belluna Co. Ltd.	175,900	757
	Achilles Corp.	70,900	757
	Weathernews Inc.	20,800	754
*	M&A Research Institute Holdings Inc.	21,196	754
	Inageya Co. Ltd.	87,600	753
	Aiphone Co. Ltd.	37,200	744
	Nagatanien Holdings Co. Ltd.	48,500	739
	Yahagi Construction Co. Ltd.	74,400	739
	Matsuda Sangyo Co. Ltd.	39,600	737
	Chilled & Frozen Logistics Holdings Co. Ltd.	64,600	737
	Nissei ASB Machine Co. Ltd.	25,200	731
	EM Systems Co. Ltd.	153,600	731
	Gakken Holdings Co. Ltd.	104,700	724
	Okabe Co. Ltd.	132,735	723
	Yorozu Corp.	112,176	721
	Icom Inc.	28,500	718
	Rheon Automatic Machinery Co. Ltd.	68,715	717
	M&A Capital Partners Co. Ltd.	46,300	713
	Vital KSK Holdings Inc.	90,700	707
[2]	eRex Co. Ltd.	126,300	702

		Shares	Market Value ($000)
	Goldcrest Co. Ltd.	43,980	701
	ZIGExN Co. Ltd.	194,000	694
*	Nippon Chemi-Con Corp.	76,181	692
	Xebio Holdings Co. Ltd.	104,108	692
	Pressance Corp.	61,148	692
	Nissin Corp.	37,400	690
	Tonami Holdings Co. Ltd.	21,500	690
	Shibusawa Warehouse Co. Ltd.	32,209	683
[2]	Mars Group Holdings Corp.	36,000	680
[2]	Ki-Star Real Estate Co. Ltd.	28,700	678
[2]	Snow Peak Inc.	111,400	672
[2]	YA-MAN Ltd.	97,600	671
	SB Technology Corp.	39,800	670
	Komatsu Matere Co. Ltd.	119,200	664
	Tochigi Bank Ltd.	309,712	663
	Toenec Corp.	20,200	663
	Shikoku Bank Ltd.	94,940	658
	Cosel Co. Ltd.	65,200	656
	Carta Holdings Inc.	64,500	655
	CAC Holdings Corp.	53,100	646
	Ryoden Corp.	35,500	644
	Nihon Nohyaku Co. Ltd.	137,500	642
	SIGMAXYZ Holdings Inc.	68,000	638
*,2	Istyle Inc.	226,800	635
	Avant Group Corp.	65,000	635
[2]	Pharma Foods International Co. Ltd.	93,016	633
	Hochiki Corp.	46,900	630
	Softcreate Holdings Corp.	53,478	629
	Sankyo Seiko Co. Ltd.	125,197	627
	Japan Transcity Corp.	145,592	623
	Fukuda Corp.	16,800	622
	Marudai Food Co. Ltd.	54,618	622
	Kansai Food Market Ltd.	62,800	621
	Honeys Holdings Co. Ltd.	55,190	620
	Chiyoda Integre Co. Ltd.	33,000	617
	JSB Co. Ltd.	34,500	617
	DKK Co. Ltd.	38,780	615
	Sakai Chemical Industry Co. Ltd.	47,409	614
	Nippon Parking Development Co. Ltd.	491,400	612
	Alpha Systems Inc.	28,900	609
	ValueCommerce Co. Ltd.	71,200	607
	Cleanup Corp.	116,900	600
	Airport Facilities Co. Ltd.	141,900	596
	Elematec Corp.	49,200	596
[2]	CMIC Holdings Co. Ltd.	33,300	594
*	Tatsuta Electric Wire & Cable Co. Ltd.	125,000	594
	Kyokuto Securities Co. Ltd.	86,300	594
	Link & Motivation Inc.	158,300	594
	Kawada Technologies Inc.	11,500	591
	V Technology Co. Ltd.	32,100	590
	Seika Corp.	27,900	590
	Kanaden Corp.	55,800	589
	Fuji Pharma Co. Ltd.	43,800	583
	Intage Holdings Inc.	48,800	577
	YAKUODO Holdings Co. Ltd.	32,800	576
	Shinnihon Corp.	69,800	574
	Fukuda Denshi Co. Ltd.	10,531	562
[2]	Takatori Corp.	18,390	562

		Shares	Market Value ($000)
	Chubu Shiryo Co. Ltd.	68,600	560
	JP-Holdings Inc.	180,300	560
	CI Takiron Corp.	126,900	560
	Solasto Corp.	143,100	559
	Shimojima Co. Ltd.	62,300	558
[2]	Gamecard-Joyco Holdings Inc.	34,200	557
	Stella Chemifa Corp.	25,400	555
	Moriroku Holdings Co. Ltd.	29,100	551
	Riso Kyoiku Co. Ltd.	332,800	549
	BRONCO BILLY Co. Ltd.	24,200	549
	Sanshin Electronics Co. Ltd.	33,400	548
	Shimizu Bank Ltd.	49,800	542
[2]	JM Holdings Co. Ltd.	35,700	542
	Shinwa Co. Ltd.	32,400	541
	Tekken Corp.	36,600	539
	Futaba Corp.	153,132	534
*	PIA Corp.	23,100	530
	Dai Nippon Toryo Co. Ltd.	67,000	528
*	Optim Corp.	82,338	528
	Aichi Corp.	69,900	526
	Shindengen Electric Manufacturing Co. Ltd.	24,600	525
	Towa Bank Ltd.	121,150	524
	m-up Holdings Inc.	76,700	519
	Takaoka Toko Co. Ltd.	31,900	518
*	Pacific Metals Co. Ltd.	53,608	517
[2]	Remixpoint Inc.	441,602	517
[2]	Midac Holdings Co. Ltd.	41,310	515
	GMO Financial Holdings Inc.	100,800	515
	Sankyo Tateyama Inc.	83,600	514
	Proto Corp.	57,600	514
	World Holdings Co. Ltd.	25,200	513
	Yukiguni Maitake Co. Ltd.	78,200	513
	Ichiyoshi Securities Co. Ltd.	96,700	508
	NEC Capital Solutions Ltd.	20,400	508
	G-7 Holdings Inc.	58,200	496
	LEC Inc.	69,648	495
	Hokkaido Gas Co. Ltd.	30,800	494
[2]	Airtrip Corp.	40,018	493
	SRA Holdings	19,100	491
	Asahi Co. Ltd.	55,000	487
[2]	Fujiya Co. Ltd.	28,900	485
	Osaka Steel Co. Ltd.	31,000	483
	Tomoku Co. Ltd.	29,100	475
	Kyodo Printing Co. Ltd.	20,600	472
	Feed One Co. Ltd.	77,820	467
	Plus Alpha Consulting Co. Ltd.	26,546	463
	Toa Corp. (XTKS)	58,900	459
	JDC Corp.	121,600	451
	Marvelous Inc.	88,000	447
	Optorun Co. Ltd.	38,700	447
	Advan Group Co. Ltd.	60,400	446
	Nippon Beet Sugar Manufacturing Co. Ltd.	30,000	445
	Sanoh Industrial Co. Ltd.	78,000	443
	Daido Metal Co. Ltd.	119,200	441
	Tayca Corp.	46,232	436
	Hodogaya Chemical Co. Ltd.	17,500	433
	Koatsu Gas Kogyo Co. Ltd.	73,900	433
	Okuwa Co. Ltd.	71,500	429

		Shares	Market Value ($000)
[2]	Studio Alice Co. Ltd.	29,800	425
	Bank of Saga Ltd.	32,100	424
*	Nippon Coke & Engineering Co. Ltd.	494,700	424
	Kintetsu Department Store Co. Ltd.	24,500	423
	Tv Tokyo Holdings Corp.	20,100	422
	Kenko Mayonnaise Co. Ltd.	35,300	421
	Maezawa Kyuso Industries Co. Ltd.	47,000	420
[2]	S-Pool Inc.	197,860	415
	WATAMI Co. Ltd.	59,400	412
[2]	Kitanotatsujin Corp.	263,000	412
	Kyosan Electric Manufacturing Co. Ltd.	129,100	407
	JSP Corp.	30,700	406
	IR Japan Holdings Ltd.	37,900	405
	Nichiban Co. Ltd.	34,300	404
	Japan Best Rescue System Co. Ltd.	59,965	404
	Tokyo Energy & Systems Inc.	57,500	403
	Maxvalu Tokai Co. Ltd.	18,200	401
	Okura Industrial Co. Ltd.	20,700	400
	Kanagawa Chuo Kotsu Co. Ltd.	19,000	395
	Chiyoda Co. Ltd.	64,200	390
*,2	Sourcenext Corp.	385,400	385
	Nippon Rietec Co. Ltd.	43,100	379
	DKS Co. Ltd.	22,000	376
	Yamashin-Filter Corp.	165,800	375
	Nitto Kohki Co. Ltd.	28,100	372
	Central Security Patrols Co. Ltd.	21,595	371
	FP Partner Inc.	8,900	370
	Melco Holdings Inc.	16,600	369
*	Jamco Corp.	33,800	367
	Nakayama Steel Works Ltd.	61,200	363
	Nihon Tokushu Toryo Co. Ltd.	40,500	363
	Hisaka Works Ltd.	54,100	359
*,2	Japan Display Inc.	2,647,900	358
	Pole To Win Holdings Inc.	105,500	358
	GMO GlobalSign Holdings KK	18,778	358
	Tess Holdings Co. Ltd.	112,700	350
	Digital Holdings Inc.	40,945	347
	Taki Chemical Co. Ltd.	16,200	347
	Taisei Lamick Co. Ltd.	17,100	345
	Pronexus Inc.	39,035	343
[2]	Ministop Co. Ltd.	33,100	341
	Akatsuki Inc.	19,000	341
[2]	Aeon Fantasy Co. Ltd.	19,800	340
	Ebase Co. Ltd.	68,800	336
	Hokkan Holdings Ltd.	28,200	335
	Nihon Chouzai Co. Ltd.	34,900	333
[2]	Inui Global Logistics Co. Ltd.	43,808	331
	Arakawa Chemical Industries Ltd.	44,600	330
	CTS Co. Ltd.	69,742	330
	Oro Co. Ltd.	16,667	329
	WDB Holdings Co. Ltd.	20,712	326
	BrainPad Inc.	41,157	324
	Iseki & Co. Ltd.	40,887	323
	Kojima Co. Ltd.	63,300	322
*	KNT-CT Holdings Co. Ltd.	35,800	321
	Aruhi Corp.	55,126	321
	ST Corp.	30,300	317
	Fukui Computer Holdings Inc.	17,900	316

		Shares	Market Value ($000)
	Tokyo Rakutenchi Co. Ltd.	6,900	313
	Lifedrink Co. Inc.	8,065	311
	Sekisui Kasei Co. Ltd.	90,300	309
	FAN Communications Inc.	111,900	304
*	Media Do Co. Ltd.	35,721	304
	Corona Corp.	46,600	302
	Rokko Butter Co. Ltd.	33,000	302
[2]	MedPeer Inc.	62,800	297
	Fuso Pharmaceutical Industries Ltd.	19,700	295
[2]	Kamakura Shinsho Ltd.	69,600	295
	Artnature Inc.	54,800	294
	Raccoon Holdings Inc.	65,162	294
	Nippon Sharyo Ltd.	18,500	291
*	Akebono Brake Industry Co. Ltd.	375,983	289
	Amuse Inc.	26,700	288
	Furukawa Battery Co. Ltd.	46,455	288
	LIFULL Co. Ltd.	215,900	283
	MTI Ltd.	70,000	281
	I-PEX Inc.	22,900	279
	Gecoss Corp.	34,200	272
	TOA ROAD Corp.	5,665	272
	Medical Data Vision Co. Ltd.	61,800	271
*	Atrae Inc.	56,816	270
	Central Sports Co. Ltd.	15,675	266
	Tsutsumi Jewelry Co. Ltd.	18,200	263
	Nisso Holdings Co. Ltd.	44,600	259
	Nihon Trim Co. Ltd.	11,900	257
	Tosho Co. Ltd.	41,800	255
	Yushin Precision Equipment Co. Ltd.	55,200	252
*,2	Open Door Inc.	43,200	251
[2]	Inaba Seisakusho Co. Ltd.	24,400	249
[2]	Daisyo Corp.	25,700	235
*,2	TerraSky Co. Ltd.	22,910	235
	Shinagawa Refractories Co. Ltd.	17,300	235
	Mirai Industry Co. Ltd.	7,300	229
*	Kourakuen Holdings Corp.	26,400	228
	Genki Sushi Co. Ltd.	8,150	221
	Hito Communications Holdings Inc.	26,766	219
	Fibergate Inc.	33,349	218
	Taiho Kogyo Co. Ltd.	37,900	217
	Chuo Spring Co. Ltd.	43,600	212
	Takamiya Co. Ltd.	62,800	207
	Direct Marketing MiX Inc.	69,900	207
[2]	Enigmo Inc.	83,000	204
*	Gunosy Inc.	42,000	199
	Ohara Inc.	24,388	197
*,2	CHIMNEY Co. Ltd.	20,000	197
	JBCC Holdings Inc.	7,600	196
*	Taiko Pharmaceutical Co. Ltd.	93,037	195
	Ubicom Holdings Inc.	18,700	190
*,2	FDK Corp.	41,914	188
*	Net Protections Holdings Inc.	153,100	181
	Tokyo Individualized Educational Institute Inc.	55,312	169
*	Gurunavi Inc.	93,300	167
	Toho Zinc Co. Ltd.	21,278	165
	Japan Medical Dynamic Marketing Inc.	32,118	163
	Itoki Corp.	15,900	162
	Kanamic Network Co. Ltd.	56,600	159

		Shares	Market Value ($000)
	Wowow Inc.	20,400	156
*	RPA Holdings Inc.	86,600	156
	Hokuetsu Industries Co. Ltd.	8,100	144
[2]	Tokyo Base Co. Ltd.	62,300	136
*	COOKPAD Inc.	137,800	112
	Robot Home Inc.	94,100	109
	Linical Co. Ltd.	28,300	98
*,2	Right On Co. Ltd.	28,800	80
			1,442,571
Kuwait (0.2%)
	National Industries Group Holding SAK	6,606,906	5,120
	Boursa Kuwait Securities Co. KPSC	404,603	2,670
	Warba Bank KSCP	4,208,363	2,582
*	Kuwait Projects Co. Holding KSCP	7,147,928	2,527
	Kuwait Telecommunications Co.	1,221,066	2,339
	Boubyan Petrochemicals Co. KSCP	1,197,057	2,315
	Salhia Real Estate Co. KSCP	1,488,015	2,123
	Kuwait International Bank KSCP	2,478,944	1,303
*	National Real Estate Co. KPSC	4,381,384	1,138
	Integrated Holding Co. KCSC	652,260	1,134
	Jazeera Airways Co. KSCP	288,957	1,070
*	Alimtiaz Investment Group KSC	3,634,723	658
	Al Ahli Bank of Kuwait KSCP	516,970	423
			25,402
Malaysia (0.8%)
	YTL Power International Bhd.	9,133,000	7,905
	Inari Amertron Bhd.	11,345,300	7,595
	TIME dotCom Bhd.	3,925,900	4,558
	Yinson Holdings Bhd.	7,414,240	4,028
	Bursa Malaysia Bhd.	2,042,754	3,237
	HAP Seng Consolidated Bhd.	3,269,500	3,225
	My EG Services Bhd.	18,786,400	3,091
	Frontken Corp. Bhd.	4,032,550	2,939
	KPJ Healthcare Bhd.	8,286,000	2,819
	United Plantations Bhd.	652,500	2,727
	Scientex Bhd.	2,552,600	2,160
	Kossan Rubber Industries Bhd.	4,840,600	2,096
	CTOS Digital Bhd.	6,646,400	1,977
	Pentamaster Corp. Bhd.	2,243,350	1,910
	Malaysian Pacific Industries Bhd.	317,500	1,809
	Axis REIT	4,789,600	1,803
*	D&O Green Technologies Bhd.	2,467,000	1,769
*	Bumi Armada Bhd.	14,204,800	1,674
	BerMaz Auto Bhd.	3,120,240	1,610
*	Chin Hin Group Bhd.	2,203,100	1,603
	VS Industry Bhd.	10,453,350	1,591
	Hibiscus Petroleum Bhd.	2,516,680	1,407
*	Greatech Technology Bhd.	1,450,400	1,397
	Malaysia Building Society Bhd.	8,688,000	1,346
	Malaysian Resources Corp. Bhd.	9,058,738	1,240
	UEM Sunrise Bhd.	5,461,600	1,183
	SP Setia Bhd. Group	5,676,800	1,077
	Supermax Corp. Bhd.	5,263,400	1,039
	Padini Holdings Bhd.	1,330,200	998
	Sports Toto Bhd.	2,873,686	905
	DRB-Hicom Bhd.	3,156,427	897
*	Berjaya Corp. Bhd.	13,496,728	882

		Shares	Market Value ($000)
*	Velesto Energy Bhd.	16,078,580	880
*	UWC Bhd.	1,315,500	879
*	Dagang NeXchange Bhd.	10,514,200	751
	Cahya Mata Sarawak Bhd.	3,377,900	748
	Syarikat Takaful Malaysia Keluarga Bhd.	881,100	706
	British American Tobacco Malaysia Bhd.	325,200	624
*,1	Lotte Chemical Titan Holding Bhd.	1,843,705	468
*	PMB Technology Bhd.	840,361	449
	WCT Holdings Bhd.	2,548,151	292
	Heineken Malaysia Bhd.	27,359	139
			80,433
Mexico (0.3%)
	TF Administradora Industrial S de RL de CV	2,849,313	6,104
[1]	FIBRA Macquarie Mexico	2,693,602	5,166
	Gentera SAB de CV	3,593,025	4,887
	La Comer SAB de CV	1,708,507	4,011
	Bolsa Mexicana de Valores SAB de CV	1,653,866	3,351
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,410,598	2,727
*,1	Grupo Traxion SAB de CV	1,478,149	2,700
	Genomma Lab Internacional SAB de CV Class B	2,990,380	2,453
*,1	Nemak SAB de CV	8,214,187	2,000
	Grupo Rotoplas SAB de CV	653,648	1,056
			34,455
Netherlands (1.0%)
	Arcadis NV	270,331	14,842
*,1	Just Eat Takeaway.com NV	713,032	10,766
*	Fugro NV	410,061	7,571
	SBM Offshore NV	576,792	7,343
*,2	Galapagos NV	178,417	6,693
	TKH Group NV	151,584	6,104
*,1,2	Basic-Fit NV	189,533	5,488
	APERAM SA	159,366	4,911
*,1,2	Alfen NV	79,574	4,812
	Corbion NV	217,669	4,215
	Van Lanschot Kempen NV	136,502	4,110
	Eurocommercial Properties NV	163,753	3,669
	Koninklijke BAM Groep NV	954,003	2,634
	AMG Critical Materials NV	115,909	2,460
	Sligro Food Group NV	138,541	2,152
	Wereldhave NV	139,614	2,091
[2]	PostNL NV	1,292,399	1,883
	Flow Traders Ltd.	101,078	1,813
*,2	TomTom NV	234,393	1,587
	NSI NV	65,075	1,391
	Vastned Retail NV	60,005	1,324
	Brunel International NV	86,518	962
[1]	B&S Group Sarl	68,739	279
*,2	Ebusco Holding NV	25,596	110
			99,210
New Zealand (0.4%)
	Chorus Ltd.	1,641,919	7,981
	Goodman Property Trust	4,159,127	5,687
	Summerset Group Holdings Ltd.	829,286	5,561
	Precinct Properties Group	4,719,254	3,584
	Freightways Group Ltd.	623,217	3,218
	Genesis Energy Ltd.	2,016,780	3,122
	Vital Healthcare Property Trust	1,820,814	2,469

		Shares	Market Value ($000)
	Vector Ltd.	923,349	2,116
	Argosy Property Ltd.	2,828,861	2,002
	Stride Property Group	2,066,989	1,792
	Heartland Group Holdings Ltd.	1,915,845	1,624
	Oceania Healthcare Ltd.	2,699,865	1,154
	Scales Corp. Ltd.	419,772	855
	SKY Network Television Ltd.	488,172	833
*	Synlait Milk Ltd.	432,168	211
			42,209
Norway (1.5%)
	Storebrand ASA	1,538,212	13,830
	Subsea 7 SA	878,220	11,837
	Bakkafrost P/F	187,184	10,454
	SpareBank 1 SR-Bank ASA	669,937	8,125
	SpareBank 1 SMN	517,932	7,051
*	Nordic Semiconductor ASA	695,093	6,980
	Hafnia Ltd.	897,592	6,527
	Borregaard ASA	364,444	6,198
	Borr Drilling Ltd.	802,793	4,974
	TGS ASA	484,261	4,716
[1]	Europris ASA	591,263	4,432
	Atea ASA	314,241	4,188
	Protector Forsikring ASA	230,067	4,122
	Leroy Seafood Group ASA	1,002,013	4,024
[1]	BW LPG Ltd.	311,749	3,837
	Wallenius Wilhelmsen ASA	377,509	3,670
	Aker Solutions ASA	957,835	3,553
	Hoegh Autoliners ASA	326,657	3,280
	FLEX LNG Ltd.	109,861	3,272
[1]	Scatec ASA	439,053	3,265
	Veidekke ASA	346,994	3,166
	Stolt-Nielsen Ltd.	83,608	3,125
*	NEL ASA	6,169,608	3,080
[1]	Entra ASA	255,960	2,794
	DNO ASA	3,059,930	2,681
*,1,2	Crayon Group Holding ASA	301,825	2,537
	Austevoll Seafood ASA	345,106	2,502
[1]	Elkem ASA	1,054,610	2,188
	MPC Container Ships ASA	1,424,800	2,142
	Wilh Wilhelmsen Holding ASA Class A	50,827	1,775
	Sparebank 1 Oestlandet	113,206	1,317
	Grieg Seafood ASA	204,778	1,286
*	Aker Carbon Capture ASA	1,264,269	1,246
*	Hexagon Composites ASA	415,500	928
	Bonheur ASA	44,632	918
	BW Offshore Ltd.	372,352	851
*	BW Energy Ltd.	246,382	646
*	Aker Horizons ASA	193,208	81
			151,598
Pakistan (0.1%)
	Lucky Cement Ltd.	819,896	2,151
	Hub Power Co. Ltd.	4,765,529	1,944
	Engro Corp. Ltd.	1,203,707	1,368
	Fauji Fertilizer Co. Ltd.	2,746,215	1,114
	Engro Fertilizers Ltd.	2,089,103	913
	Habib Bank Ltd.	2,242,766	893
	Pakistan Oilfields Ltd.	508,586	795

		Shares	Market Value ($000)
	Pakistan State Oil Co. Ltd.	1,297,746	761
	Millat Tractors Ltd.	371,473	695
	United Bank Ltd.	906,860	591
*	TRG Pakistan	1,958,910	488
	Systems Ltd.	305,021	429
	Pakistan Petroleum Ltd.	1,018,416	416
			12,558
Philippines (0.1%)
	Century Pacific Food Inc.	4,237,700	2,477
	Security Bank Corp.	1,775,369	2,241
	Robinson's Land Corp.	7,295,297	2,072
	Wilcon Depot Inc.	4,948,000	1,926
	AREIT Inc.	2,887,700	1,671
	Manila Water Co. Inc.	3,561,185	1,139
	D&L Industries Inc.	7,925,400	896
	First Gen Corp.	1,848,087	598
*	Cebu Air Inc.	519,080	302
	Robinsons Retail Holdings Inc.	270,180	169
			13,491
Poland (0.7%)
	KRUK SA	64,348	7,285
*	PGE Polska Grupa Energetyczna SA	3,265,647	6,877
*	Alior Bank SA	338,802	6,372
*	mBank SA	47,603	6,328
[2]	CD Projekt SA	239,303	6,246
	Grupa Kety SA	34,935	5,942
	Orange Polska SA	2,510,073	5,361
*	Bank Millennium SA	2,236,754	4,683
	Asseco Poland SA	200,488	3,652
*	Tauron Polska Energia SA	3,466,261	3,169
	Bank Handlowy w Warszawie SA	121,020	3,122
*,2	CCC SA	163,276	2,373
*	Enea SA	967,413	2,300
*,2	Jastrzebska Spolka Weglowa SA	180,563	1,945
*	AmRest Holdings SE	271,374	1,784
*	Cyfrowy Polsat SA	566,972	1,535
*,2	Grupa Azoty SA	184,529	1,101
	Warsaw Stock Exchange	75,126	822
			70,897
Portugal (0.3%)
*	Banco Comercial Portugues SA Class R	31,382,195	9,129
	Navigator Co. SA	973,531	4,011
	REN - Redes Energeticas Nacionais SGPS SA	1,479,343	3,635
	Sonae SGPS SA	3,336,297	3,225
	NOS SGPS SA	755,680	2,676
*,2	Greenvolt-Energias Renovaveis SA	241,704	2,107
	CTT-Correios de Portugal SA	344,613	1,367
[2]	Altri SGPS SA	267,201	1,302
	Corticeira Amorim SGPS SA	124,358	1,270
	Mota-Engil SGPS SA	135,615	778
	Semapa-Sociedade de Investimento e Gestao	49,025	759
			30,259
Qatar (0.1%)
	Doha Bank QPSC	8,562,548	4,003
	Gulf International Services QSC	3,379,572	2,612
	United Development Co. QSC	7,238,010	2,063

		Shares	Market Value ($000)
	Al Meera Consumer Goods Co. QSC	379,062	1,344
			10,022
Romania (0.0%)
*	Teraplast SA	3,866,662	484
Russia (0.0%)
*,1,3	Detsky Mir PJSC	2,390,633	—
*,3	OGK-2 PJSC	54,519,850	—
*,3	TGC-1 PJSC	2,060,900,000	—
*,3	Mechel PJSC	477,169	—
*,3	LSR Group PJSC	66,793	—
*,3	EL5-ENERO PJSC	24,682,000	—
*,3	Samolet Group	30,568	—
*,3	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
*,3	Bank St. Petersburg PJSC	642,145	—
*,3	IDGC of Centre and Volga Region PJSC	236,900,000	—
*,3	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.8%)
	Riyadh Cables Group Co.	220,743	6,201
	Aldrees Petroleum and Transport Services Co.	134,231	5,777
	Leejam Sports Co. JSC	91,919	4,732
	Al Hammadi Holding	282,529	4,609
	Astra Industrial Group	130,368	4,482
*,2	National Agriculture Development Co.	537,495	4,274
	National Medical Care Co.	82,810	4,181
*	Middle East Healthcare Co.	152,549	4,052
	Arabian Contracting Services Co.	55,811	3,865
*	Saudi Ground Services Co.	318,148	3,530
	Al-Dawaa Medical Services Co.	97,491	2,990
	United International Transportation Co.	123,566	2,731
*	Saudi Real Estate Co.	550,452	2,653
	National Gas & Industrialization Co.	135,968	2,469
	Al Masane Al Kobra Mining Co.	154,618	2,224
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	228,144	2,074
	Arriyadh Development Co.	323,773	1,889
*	Al Rajhi Co. for Co-operative Insurance	105,111	1,769
	Saudi Chemical Co. Holding	1,416,613	1,746
	Arabian Cement Co.	191,721	1,588
	Eastern Province Cement Co.	163,137	1,549
*	Saudi Public Transport Co.	253,224	1,360
	Bawan Co.	106,912	1,355
	City Cement Co.	254,398	1,192
	Saudi Ceramic Co.	147,491	1,027
	Northern Region Cement Co.	371,829	993
	Najran Cement Co.	357,901	986
*	Zamil Industrial Investment Co.	117,943	807
*	Sinad Holding Co	224,947	756
	Herfy Food Services Co.	85,395	736
*	Methanol Chemicals Co.	123,062	608
*	Fawaz Abdulaziz Al Hokair & Co.	132,547	596
*	Al Jouf Cement Co.	176,654	555
	Hail Cement Co.	148,148	454
*	Tabuk Cement Co.	115,603	401
			81,211
Singapore (0.6%)
	Frasers Centrepoint Trust	3,990,408	6,825

		Shares	Market Value ($000)
	ESR-LOGOS REIT	22,758,384	5,255
	Keppel Infrastructure Trust	13,933,368	5,236
	Parkway Life REIT	1,437,781	3,768
	iFAST Corp. Ltd.	593,000	3,252
[2]	Lendlease Global Commercial REIT	6,900,719	3,231
	Capitaland India Trust	3,695,210	2,888
	PARAGON REIT	4,393,200	2,864
	Raffles Medical Group Ltd.	3,525,384	2,649
	Sheng Siong Group Ltd.	2,224,100	2,583
	CapitaLand China Trust	4,038,099	2,508
	CDL Hospitality Trusts	3,212,342	2,461
	AIMS APAC REIT	2,184,458	2,129
	Starhill Global REIT	5,394,608	2,068
[2]	AEM Holdings Ltd.	1,010,400	2,011
	Far East Hospitality Trust	4,115,400	1,991
	First Resources Ltd.	1,753,629	1,930
	Cromwell European REIT	1,229,240	1,856
	OUE Commercial REIT	7,810,309	1,652
	Digital Core REIT Management Pte. Ltd.	2,506,600	1,611
	UMS Holdings Ltd.	1,697,700	1,609
	Riverstone Holdings Ltd.	1,877,000	976
	Keppel Pacific Oak US REIT	3,170,000	886
	Hour Glass Ltd.	737,600	840
	First REIT	3,903,172	757
	Silverlake Axis Ltd.	2,343,207	454
[2]	Nanofilm Technologies International Ltd.	866,000	442
	Bumitama Agri Ltd.	938,600	430
	Prime US REIT	2,331,469	386
	Manulife US REIT	6,221,088	370
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	327
*	Yoma Strategic Holdings Ltd.	4,280,730	200
*,2,3	Ezra Holdings Ltd.	4,500,399	37
*,3	Eagle Hospitality Trust	2,004,300	—
			66,482
South Africa (0.9%)
	Truworths International Ltd.	1,388,016	5,781
[2]	Redefine Properties Ltd.	25,159,967	5,581
	AVI Ltd.	1,133,775	5,032
	Sappi Ltd.	2,041,488	4,862
	Momentum Metropolitan Holdings	4,247,247	4,744
*	Fortress Real Estate Investments Ltd. Class B	11,765,795	4,744
*	SPAR Group Ltd.	729,152	4,372
[2]	Netcare Ltd.	4,911,877	3,734
	Thungela Resources Ltd.	509,939	3,264
	Vukile Property Fund Ltd.	3,776,109	3,050
	Motus Holdings Ltd.	534,971	2,991
	Resilient REIT Ltd.	1,121,138	2,823
	Barloworld Ltd.	628,129	2,506
	Hyprop Investments Ltd.	1,440,462	2,459
	Omnia Holdings Ltd.	664,859	2,297
	AECI Ltd.	396,985	2,139
[1]	Dis-chem Pharmacies Ltd.	1,316,928	2,121
	Equites Property Fund Ltd.	2,703,270	2,073
	Ninety One Ltd.	908,964	2,011
	Reunert Ltd.	557,702	1,790
*	Telkom SA SOC Ltd.	1,130,256	1,700
	MAS plc	1,698,489	1,686
	Super Group Ltd.	1,118,706	1,673

		Shares	Market Value ($000)
	Pick n Pay Stores Ltd.	1,302,128	1,627
	Sun International Ltd.	720,101	1,626
	DataTec Ltd.	703,518	1,540
	Coronation Fund Managers Ltd.	828,739	1,379
	Attacq Ltd.	2,449,091	1,294
	DRDGOLD Ltd.	1,578,551	1,236
*	Astral Foods Ltd.	144,318	1,217
	Curro Holdings Ltd.	1,881,911	1,212
	JSE Ltd.	244,498	1,131
*	KAP Ltd.	8,874,357	1,057
*	Fortress Real Estate Investments Ltd.	1,260,044	1,035
*	Transaction Capital Ltd.	2,232,735	977
	Burstone Group Ltd.	2,118,501	971
	Tsogo Sun Ltd.	961,713	593
			90,328
South Korea (4.1%)
*,2	Posco DX Co. Ltd.	193,452	8,244
*	Hanmi Semiconductor Co. Ltd.	162,863	7,102
*	Kum Yang Co. Ltd.	111,083	6,490
	HD Hyundai Electric Co Ltd.	79,191	6,065
[2]	JYP Entertainment Corp.	98,334	5,534
*,2	Hyundai Rotem Co. Ltd.	260,525	5,494
	LEENO Industrial Inc.	32,947	4,902
[2]	DB HiTek Co. Ltd.	127,184	4,715
*	Hansol Chemical Co. Ltd.	29,066	4,350
	JB Financial Group Co. Ltd.	505,074	4,334
	HPSP Co. Ltd.	116,605	3,909
[2]	Eo Technics Co. Ltd.	30,357	3,884
	Youngone Corp.	106,334	3,817
*,2	HLB Life Science Co. Ltd.	297,260	3,511
	IsuPetasys Co. Ltd.	169,750	3,465
*	Enchem Co. Ltd.	28,053	3,402
	KIWOOM Securities Co. Ltd.	45,947	3,321
	LIG Nex1 Co. Ltd.	41,023	3,219
[2]	Dongjin Semichem Co. Ltd.	110,655	3,186
*	Hanall Biopharma Co. Ltd.	137,299	3,168
	CS Wind Corp.	72,107	3,071
[2]	Jusung Engineering Co. Ltd.	123,229	3,043
*,2	Rainbow Robotics	28,253	3,030
[2]	Hyosung Advanced Materials Corp.	12,391	3,028
*	Hyosung Heavy Industries Corp.	23,388	2,995
[2]	Soulbrain Co. Ltd.	14,812	2,987
	LS Electric Co. Ltd.	54,442	2,862
	Chong Kun Dang Pharmaceutical Corp.	34,054	2,806
[2]	WONIK IPS Co. Ltd.	122,817	2,777
*	Hyundai Autoever Corp.	24,823	2,745
[2]	Koh Young Technology Inc.	209,457	2,733
*	Lunit Inc.	58,392	2,673
	Medytox Inc.	18,376	2,638
	ISC Co. Ltd.	44,587	2,560
*	SOLUM Co. Ltd.	123,088	2,526
[2]	Hana Micron Inc.	130,994	2,494
*,2	LegoChem Biosciences Inc.	65,276	2,456
	Hanwha Systems Co. Ltd.	211,649	2,441
	Hyosung TNC Corp.	10,849	2,440
*	Hyundai Bioscience Co. Ltd.	130,668	2,424
*	Kumho Tire Co. Inc.	543,922	2,404
	Sam Chun Dang Pharm Co. Ltd.	50,038	2,398

		Shares	Market Value ($000)
[2]	Hyundai Elevator Co. Ltd.	78,394	2,386
*	Korean Reinsurance Co.	421,232	2,384
	HDC Hyundai Development Co-Engineering & Construction Class E	175,534	2,350
	LX Semicon Co. Ltd.	40,393	2,339
*	Daeduck Electronics Co. Ltd.	128,983	2,322
[2]	Cosmax Inc.	26,656	2,313
	SM Entertainment Co. Ltd.	40,235	2,290
*	W Scope Chungju Plant Co. Ltd.	76,521	2,284
	TCC Steel	60,611	2,244
*,2	Hugel Inc.	19,671	2,235
[2]	Kolmar Korea Co. Ltd.	59,128	2,161
*,2	Chabiotech Co. Ltd.	158,579	2,157
[2]	Park Systems Corp.	16,737	2,152
*,2	Hana Tour Service Inc.	44,786	2,138
	KEPCO Engineering & Construction Co. Inc.	43,547	2,135
*	Douzone Bizon Co. Ltd.	59,075	2,115
	Dentium Co. Ltd.	24,395	2,063
*	Daishin Securities Co. Ltd.	177,936	2,055
	Classys Inc.	88,362	2,033
[2]	Advanced Nano Products Co. Ltd.	28,694	2,033
*	Cosmochemical Co. Ltd.	93,953	1,996
	Samyang Foods Co. Ltd.	14,105	1,944
	Sam-A Aluminum Co. Ltd.	29,153	1,907
	S&S Tech Corp.	59,193	1,896
	Kolon Industries Inc.	62,124	1,890
	AfreecaTV Co. Ltd.	24,235	1,881
[2]	Daejoo Electronic Materials Co. Ltd.	34,539	1,781
	SK REITs Co. Ltd.	632,296	1,775
[2]	People & Technology Inc.	65,696	1,771
	Poongsan Corp.	60,324	1,760
[2]	SIMMTECH Co. Ltd.	67,439	1,695
[2]	LX International Corp.	79,735	1,677
[2]	Ecopro HN Co. Ltd.	38,673	1,669
*	Oscotec Inc.	115,408	1,643
[2]	PharmaResearch Co. Ltd.	20,846	1,643
*	Mezzion Pharma Co. Ltd.	63,109	1,611
	Innocean Worldwide Inc.	97,896	1,592
	Hyundai Construction Equipment Co. Ltd.	41,332	1,572
*,2	Doosan Fuel Cell Co. Ltd.	101,568	1,571
[2]	Taekwang Industrial Co. Ltd.	2,276	1,567
	Eugene Technology Co. Ltd.	49,569	1,556
	Hyosung Corp.	33,066	1,555
	HK inno N Corp.	49,641	1,554
*	Lake Materials Co. Ltd.	134,262	1,521
	NEXTIN Inc.	28,341	1,519
	Daewoong Pharmaceutical Co. Ltd.	17,595	1,455
*	Bioneer Corp.	77,098	1,448
	ST Pharm Co. Ltd.	31,192	1,443
	HAESUNG DS Co. Ltd.	38,190	1,431
*,2	GemVax & Kael Co. Ltd.	149,278	1,418
	Korea Electric Terminal Co. Ltd.	27,199	1,414
[2]	TKG Huchems Co. Ltd.	88,497	1,373
*	Doosan Co. Ltd.	20,148	1,362
*,2	ABLBio Inc.	83,122	1,361
	YG Entertainment Inc.	41,012	1,359
*	SK oceanplant Co. Ltd.	117,816	1,356
	Daou Technology Inc.	88,954	1,324
	Jeisys Medical Inc.	205,571	1,310

		Shares	Market Value ($000)
*,2	KMW Co. Ltd.	115,131	1,294
*	Creative & Innovative System	181,523	1,290
*	SFA Semicon Co. Ltd.	272,456	1,287
	ESR Kendall Square REIT Co. Ltd.	454,039	1,279
	Youngone Holdings Co. Ltd.	20,975	1,271
	Hancom Inc.	69,354	1,265
	Daewoong Co. Ltd.	72,559	1,262
	Peptron Inc.	70,445	1,262
	Shinhan Alpha REIT Co. Ltd.	258,953	1,260
[2]	Com2uSCorp	36,931	1,259
*,2	Duk San Neolux Co. Ltd.	43,529	1,255
*	Myoung Shin Industrial Co. Ltd.	101,273	1,248
	SL Corp.	51,920	1,243
	JR Global REIT	407,952	1,241
[2]	Tokai Carbon Korea Co. Ltd.	15,657	1,238
	i-SENS Inc.	67,791	1,225
[2]	SK Discovery Co. Ltd.	42,004	1,221
[2]	Foosung Co. Ltd.	196,995	1,217
*,2	Doosan Tesna Inc.	36,200	1,214
*	Asiana Airlines Inc.	133,343	1,212
	JW Pharmaceutical Corp.	52,652	1,207
	Sebang Global Battery Co. Ltd.	27,616	1,193
[2]	BH Co. Ltd.	86,203	1,174
	SFA Engineering Corp.	57,736	1,169
[2]	Ahnlab Inc.	21,444	1,167
*	Jeju Air Co. Ltd.	125,398	1,165
[2]	DoubleUGames Co. Ltd.	36,810	1,158
	OCI Co. Ltd.	16,831	1,157
	Hankook & Co. Co. Ltd.	92,671	1,151
*	HLB Therapeutics Co. Ltd.	233,885	1,145
[2]	Intellian Technologies Inc.	27,655	1,139
*	Seojin System Co. Ltd.	81,627	1,138
[2]	MegaStudyEdu Co. Ltd.	24,884	1,119
*	Sungeel Hitech Co. Ltd.	16,897	1,112
[2]	Partron Co. Ltd.	178,801	1,068
[2]	NICE Information Service Co. Ltd.	144,592	1,066
*,2	IS Dongseo Co. Ltd.	55,958	1,065
[2]	Seoul Semiconductor Co. Ltd.	137,019	1,065
*	Hanwha Investment & Securities Co. Ltd.	383,737	1,065
	Sungwoo Hitech Co. Ltd.	171,307	1,061
*	NHN Corp.	56,921	1,055
	Hanjin Transportation Co. Ltd.	58,263	1,050
	Green Cross Holdings Corp.	93,682	1,037
	Dong-A ST Co. Ltd.	20,339	1,037
	LOTTE REIT Co. Ltd.	447,337	1,033
	Innox Advanced Materials Co. Ltd.	50,248	1,026
	DongKook Pharmaceutical Co. Ltd.	76,557	1,024
[2]	Daesang Corp.	73,504	1,023
	Advanced Process Systems Corp.	63,788	1,015
	Chunbo Co. Ltd.	16,419	1,015
*,2	Studio Dragon Corp.	29,396	1,009
	Han Kuk Carbon Co. Ltd.	126,510	1,009
	Samyang Holdings Corp.	19,731	999
[2]	Korea Petrochemical Ind Co. Ltd.	10,018	995
*	Amicogen Inc.	216,562	986
	SK Gas Ltd.	8,613	984
	GC Cell Corp.	32,805	983
*	CJ CGV Co. Ltd.	235,515	972

		Shares	Market Value ($000)
*,2	Naturecell Co. Ltd.	168,797	966
[2]	Youlchon Chemical Co. Ltd.	44,708	964
*	Shin Poong Pharmaceutical Co. Ltd.	112,283	963
*,2	Dawonsys Co. Ltd.	87,089	958
[2]	Harim Holdings Co. Ltd.	169,108	950
*,2	Dongkuk Steel Mill Co. Ltd.	110,934	945
	LX Holdings Corp.	179,557	942
	KCC Glass Corp.	31,390	936
*	Korea Line Corp.	613,246	927
[2]	Hanssem Co. Ltd.	25,852	924
*	Pharmicell Co. Ltd.	211,277	900
[2]	RFHIC Corp.	67,588	885
*	Genexine Inc.	136,227	868
*	Taihan Electric Wire Co. Ltd.	123,983	866
*	Hanwha General Insurance Co. Ltd.	265,710	866
	Mcnex Co. Ltd.	45,135	862
	Hyundai Home Shopping Network Corp.	25,731	861
[2]	INTOPS Co. Ltd.	39,967	858
*,2	NEPES Corp.	62,567	857
[2]	PI Advanced Materials Co. Ltd.	48,541	848
*	Sambu Engineering & Construction Co. Ltd.	565,614	846
*	Eubiologics Co. Ltd.	104,276	845
*,2	Nexon Games Co. Ltd.	75,429	842
[2]	Caregen Co. Ltd.	52,284	838
*	Cafe24 Corp.	49,524	833
*,2	Wysiwyg Studios Co. Ltd.	363,100	829
	SNT Motiv Co. Ltd.	24,925	826
[2]	Huons Co. Ltd.	32,030	824
*	Shinsung E&G Co. Ltd.	556,229	812
	Lotte Wellfood Co. Ltd.	8,523	811
	NHN KCP Corp.	88,325	804
	Seah Besteel Holdings Corp.	48,973	803
*,2	Vaxcell-Bio Therapeutics Co. Ltd.	56,520	803
*	Neowiz	42,069	799
	Lotte Rental Co. Ltd.	39,938	797
*,2	Lotte Tour Development Co. Ltd.	116,739	795
*,2	STCUBE	157,652	778
[2]	Boryung	84,761	768
	Dong-A Socio Holdings Co. Ltd.	9,560	764
	SK Securities Co. Ltd.	1,616,039	757
	HDC Holdings Co. Ltd.	136,690	748
[2]	Orion Holdings Corp.	68,741	739
	Namyang Dairy Products Co. Ltd.	1,683	738
	Solid Inc.	163,090	737
	Binggrae Co. Ltd.	18,626	733
	L&C Bio Co. Ltd.	41,257	731
[2]	Young Poong Corp.	1,847	728
	Samwha Capacitor Co. Ltd.	28,104	722
*,2	Insun ENT Co. Ltd.	133,651	719
*,2	Ananti Inc.	154,821	706
	Unid Co. Ltd.	12,652	706
	Webzen Inc.	55,962	705
[2]	TES Co. Ltd.	49,761	705
*,2	Binex Co. Ltd.	91,844	703
*	Il Dong Pharmaceutical Co. Ltd.	60,878	700
	Korea Asset In Trust Co. Ltd.	288,833	698
[2]	NICE Holdings Co. Ltd.	72,461	697
[2]	Handsome Co. Ltd.	49,758	694

		Shares	Market Value ($000)
[2]	InBody Co. Ltd.	37,423	694
	Nexen Tire Corp.	113,929	690
	KISWIRE Ltd.	43,830	687
[2]	Hansae Co. Ltd.	44,490	683
	Songwon Industrial Co. Ltd.	59,532	678
*,2	MedPacto Inc.	88,838	677
	Yunsung F&C Co. Ltd.	11,722	669
	Bukwang Pharmaceutical Co. Ltd.	134,499	657
*	DIO Corp.	45,942	655
	LX Hausys Ltd.	22,513	653
	Korea United Pharm Inc.	35,648	653
	KC Tech Co. Ltd.	30,441	651
*	Dongwon Industries Co. Ltd.	23,273	649
[2]	KH Vatec Co. Ltd.	67,729	649
	Seobu T&D	114,226	646
[2]	ENF Technology Co. Ltd.	36,512	634
*	CMG Pharmaceutical Co. Ltd.	383,090	632
[2]	iNtRON Biotechnology Inc.	118,350	626
*	UniTest Inc.	60,678	620
[2]	Modetour Network Inc.	47,716	611
*	HLB Global Co. Ltd.	142,176	607
*	Samchully Co. Ltd.	8,433	595
	iMarketKorea Inc.	95,700	590
[2]	GOLFZON Co. Ltd.	9,827	589
*	Com2uS Holdings Corp.	20,496	589
	BNC Korea Co. Ltd.	206,008	582
	Samyang Corp.	15,975	573
*	Daea TI Co. Ltd.	234,869	572
*	Humasis Co. Ltd.	437,516	572
*	Enplus Co. Ltd.	251,220	565
[2]	Soulbrain Holdings Co. Ltd.	18,004	557
	LF Corp.	55,138	540
*,2	Danal Co. Ltd.	181,502	540
	Vieworks Co. Ltd.	26,371	539
	Hanil Cement Co. Ltd.	59,370	535
*	Eugene Investment & Securities Co. Ltd.	182,976	528
	TK Corp.	55,768	525
*	GeneOne Life Science Inc.	277,462	524
*	AbClon Inc.	50,930	522
*	Namsun Aluminum Co. Ltd.	331,369	521
*	Hansol Technics Co. Ltd.	102,248	513
*,2	Grand Korea Leisure Co. Ltd.	53,891	513
[2]	Shinsegae International Inc.	42,245	509
*	Hanwha Galleria Corp.	497,536	503
	KC Co. Ltd.	31,238	496
	E1 Corp.	10,695	490
	Yuanta Securities Korea Co. Ltd.	263,543	490
	HL Holdings Corp.	19,666	490
*	Hyundai Green Food	54,847	482
*	Yungjin Pharmaceutical Co. Ltd.	316,309	480
	Sung Kwang Bend Co. Ltd.	58,703	473
[2]	Hankook Shell Oil Co. Ltd.	2,786	473
	Ilyang Pharmaceutical Co. Ltd.	44,081	473
*	Hyosung Chemical Corp.	9,076	470
	Tongyang Inc.	667,833	464
[2]	Zinus Inc.	45,231	461
	Hyundai GF Holdings	148,450	457
	Kwang Dong Pharmaceutical Co. Ltd.	83,083	451

		Shares	Market Value ($000)
*,2	KUMHOE&C Co. Ltd.	113,346	442
	Korea Real Estate Investment & Trust Co. Ltd.	546,836	439
*	Medipost Co. Ltd.	82,720	439
*	CrystalGenomics Invites Co. Ltd.	207,711	424
*	Giantstep Inc.	37,989	424
*	Interflex Co. Ltd.	28,626	418
*	Daol Investment & Securities Co. Ltd.	154,806	417
[2]	ITM Semiconductor Co. Ltd.	22,410	416
*,2	Komipharm International Co. Ltd.	128,568	411
*	HJ Shipbuilding & Construction Co. Ltd.	158,849	410
	Gradiant Corp.	41,274	409
*	Hansol Holdings Co. Ltd.	189,854	408
*	Dongwon F&B Co. Ltd.	16,470	406
	Humedix Co. Ltd.	19,600	406
*	Ace Technologies Corp.	203,891	406
	Hansol Paper Co. Ltd.	49,400	396
*,3	Cellivery Therapeutics Inc.	78,877	395
*	OliX Pharmaceuticals Inc.	33,958	379
*	Dongsung Pharmaceutical Co. Ltd.	92,078	378
	Chongkundang Holdings Corp.	8,288	374
*,2	NKMax Co. Ltd.	232,882	371
[2]	Namhae Chemical Corp.	64,980	356
	Hyundai Corp.	25,414	348
*	Inscobee Inc.	330,780	343
*	Tongyang Life Insurance Co. Ltd.	92,674	341
[2]	Nature Holdings Co. Ltd.	28,943	340
*,2	Sangsangin Co. Ltd.	129,559	335
	OptoElectronics Solutions Co. Ltd.	32,838	334
	Aekyung Industrial Co. Ltd.	27,149	331
	Eusu Holdings Co. Ltd.	72,703	330
	KISCO Corp.	64,243	325
*	Dongkuk CM Co. Ltd.	65,265	323
*,2	Helixmith Co. Ltd.	128,167	317
	Huons Global Co. Ltd.	18,780	314
[2]	SPC Samlip Co. Ltd.	6,908	308
	Able C&C Co. Ltd.	57,510	307
	HS Industries Co. Ltd.	121,990	306
*,2	Samsung Pharmaceutical Co. Ltd.	202,583	303
	ICD Co. Ltd.	46,666	300
	Jeil Pharmaceutical Co. Ltd.	23,196	293
	Kolon Corp.	23,081	292
	Toptec Co. Ltd.	58,529	287
[2]	Woongjin Thinkbig Co. Ltd.	152,463	283
*	Enzychem Lifesciences Corp.	210,541	273
*	Daeduck Co. Ltd.	56,872	270
[2]	Cuckoo Homesys Co. Ltd.	17,976	270
*,2	Wonik Holdings Co. Ltd.	104,194	261
	Daehan Flour Mill Co. Ltd.	2,609	257
	TY Holdings Co. Ltd.	83,422	257
	Sindoh Co. Ltd.	9,344	256
[2]	Maeil Dairies Co. Ltd.	8,362	252
	CJ Freshway Corp.	13,655	250
	LG HelloVision Co. Ltd.	85,674	240
	Cuckoo Holdings Co. Ltd.	20,198	240
	Hyundai Bioland Co. Ltd.	29,899	219
*	Homecast Co. Ltd.	98,899	208
	BGF Co. Ltd.	72,953	205
	LOTTE Himart Co. Ltd.	26,231	198

		Shares	Market Value ($000)
*	Aprogen Biologics	1,343,702	184
*,2,3	Kuk-il Paper Manufacturing Co. Ltd.	305,865	183
*	Eoflow Co. Ltd.	72,087	183
*,2	Telcon RF Pharmaceutical Inc.	273,722	156
*	DB Financial Investment Co. Ltd.	36,131	106
	Dongkuk Holdings Co. Ltd.	9,621	54
	Hanil Holdings Co. Ltd.	3,252	27
			422,640
Spain (1.2%)
	Fluidra SA	507,303	10,983
	Viscofan SA	145,912	8,543
	Vidrala SA (XMAD)	81,810	8,200
	Indra Sistemas SA	452,301	8,030
	Acerinox SA	727,054	7,676
	Inmobiliaria Colonial Socimi SA	1,124,896	6,763
	Cia de Distribucion Integral Logista Holdings SA	237,097	6,706
	Applus Services SA	485,653	5,870
	Laboratorios Farmaceuticos Rovi SA	78,964	5,446
[1]	Unicaja Banco SA	5,578,641	5,334
*	Solaria Energia y Medio Ambiente SA	304,009	4,488
	CIE Automotive SA	157,320	4,150
	Sacyr SA (XMAD)	1,229,945	4,055
	Faes Farma SA	1,155,307	3,797
	Ebro Foods SA	196,676	3,268
	Construcciones y Auxiliar de Ferrocarriles SA	87,790	3,155
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,687,611	2,810
	Almirall SA	290,960	2,760
*	Melia Hotels International SA	398,647	2,697
	Pharma Mar SA	49,369	2,061
	Fomento de Construcciones y Contratas SA	146,861	2,014
[1]	Gestamp Automocion SA	574,942	1,907
	Prosegur Cia de Seguridad SA	883,471	1,672
[1]	Global Dominion Access SA	404,732	1,564
	Lar Espana Real Estate Socimi SA	231,016	1,550
	Ence Energia y Celulosa SA	482,881	1,527
*,2	Tecnicas Reunidas SA	160,030	1,344
	Atresmedia Corp. de Medios de Comunicacion SA	330,739	1,329
[1]	Neinor Homes SA	100,592	1,134
*	Distribuidora Internacional de Alimentacion SA	56,097,194	727
[1]	Prosegur Cash SA	1,197,502	651
*,2	NH Hotel Group SA	80,391	370
*	Sacyr SA	24,599	81
			122,662
Sweden (3.7%)
	AddTech AB Class B	823,059	16,979
	AAK AB	654,359	14,748
	Hexpol AB	933,506	10,685
	Sectra AB Class B	552,354	10,288
	Fortnox AB	1,815,465	10,009
	Nordnet AB publ	627,026	9,867
	Elekta AB Class B	1,276,030	9,629
[1]	Dometic Group AB	1,174,542	9,347
[2]	Avanza Bank Holding AB	463,587	9,312
[1]	Thule Group AB	361,928	9,209
	Lagercrantz Group AB Class B	703,110	9,192
	Wihlborgs Fastigheter AB	974,274	8,710
	Fabege AB	911,825	8,540

		Shares	Market Value ($000)
	Hemnet Group AB	293,468	7,923
[1]	Munters Group AB	480,205	7,665
	Loomis AB	262,358	7,183
	Mycronic AB	250,814	6,976
*,1	Sinch AB	2,269,732	6,970
	Billerud Aktiebolag	780,290	6,938
	Vitec Software Group AB Class B	124,404	6,910
*,2	Embracer Group AB	3,262,105	6,226
	Wallenstam AB Class B	1,229,337	6,171
	Nyfosa AB	661,549	5,917
	Bure Equity AB	202,709	5,790
[1]	Bravida Holding AB	745,917	5,656
	Catena AB	124,010	5,287
	Hufvudstaden AB Class A	395,613	5,116
	AFRY AB	368,426	5,088
	Lindab International AB	249,629	4,740
	HMS Networks AB	105,061	4,622
	Betsson AB Class B	423,296	4,607
	Alleima AB	687,488	4,564
	Pandox AB	326,025	4,471
	Electrolux Professional AB Class B	838,239	4,454
	AddLife AB Class B	397,286	4,282
	Granges AB	402,432	3,990
	Vitrolife AB	240,979	3,967
	Arjo AB Class B	837,167	3,918
	AddNode Group AB	437,047	3,914
	NCC AB Class B	302,237	3,860
	Medicover AB Class B	233,985	3,859
	Bufab AB	107,507	3,807
[2]	JM AB	233,486	3,802
*	Camurus AB	75,281	3,732
	Peab AB Class B	720,270	3,556
	Storskogen Group AB Class B	5,058,656	3,492
	Bilia AB Class A	285,513	3,452
	Instalco AB	862,026	3,447
	Mips AB	96,842	3,217
	Atrium Ljungberg AB Class B	157,899	3,154
	Nolato AB Class B	645,369	3,125
	Troax Group AB	136,349	2,962
*	Sdiptech AB Class B	115,370	2,863
	Biotage AB	200,367	2,848
	Beijer Alma AB	160,146	2,822
*,1	BioArctic AB	123,827	2,686
*	Modern Times Group MTG AB Class B	349,962	2,679
	Ratos AB Class B	799,891	2,637
*,2	OX2 AB	548,248	2,609
	Corem Property Group AB Class B	2,479,462	2,498
	Dios Fastigheter AB	312,324	2,423
*,1	Boozt AB	205,295	2,399
	Cibus Nordic Real Estate AB publ	203,443	2,397
*,1,2	Scandic Hotels Group AB	510,229	2,351
	INVISIO AB	118,221	2,295
	NCAB Group AB	351,823	2,275
	NP3 Fastigheter AB	108,563	2,139
	SkiStar AB	159,723	2,006
*,2	Truecaller AB Class B	666,493	1,971
	Clas Ohlson AB Class B	134,171	1,909
*	Stillfront Group AB	1,737,526	1,801

		Shares	Market Value ($000)
	Systemair AB	247,338	1,777
[2]	Intrum AB	295,412	1,747
*,1	Attendo AB	445,597	1,743
	Fagerhult Group AB	269,618	1,717
	Platzer Fastigheter Holding AB Class B	197,599	1,610
	MEKO AB	148,016	1,499
[2]	Hexatronic Group AB	684,195	1,435
	Cloetta AB Class B	780,193	1,404
[2]	Samhallsbyggnadsbolaget i Norden AB	2,891,796	1,325
	Investment AB Oresund	109,365	1,175
*	Norion Bank AB	282,650	1,119
[2]	Samhallsbyggnadsbolaget i Norden AB Class D	1,700,370	944
	Volati AB	76,267	833
[1]	Resurs Holding AB	560,084	770
	NCC AB Class A	4,913	62
*,2	Viaplay Group AB	72,632	17
*,3	Ow Bunker A/S	24,023	—
			390,110
Switzerland (2.9%)
[1]	Galenica AG	183,225	16,157
	Siegfried Holding AG (Registered)	15,196	15,138
	Accelleron Industries AG	349,256	11,176
	Inficon Holding AG (Registered)	7,151	10,854
	Bucher Industries AG (Registered)	24,936	10,562
	Allreal Holding AG (Registered)	54,176	9,636
	Comet Holding AG (Registered)	27,504	9,068
	Softwareone Holding AG	453,668	8,503
	Cembra Money Bank AG	109,570	8,448
*	ams-OSRAM AG	3,463,756	8,107
	Swissquote Group Holding SA (Registered)	32,181	8,077
	SFS Group AG	65,495	7,863
	Mobimo Holding AG (Registered)	26,568	7,849
	Vontobel Holding AG (Registered)	105,216	6,931
	Valiant Holding AG (Registered)	56,887	6,813
	Landis & Gyr Group AG	80,887	6,633
	Burckhardt Compression Holding AG	11,705	6,549
	Sulzer AG (Registered)	65,555	6,333
	Stadler Rail AG	197,601	6,308
*	Aryzta AG	3,434,315	6,164
	VZ Holding AG	51,669	6,087
	Interroll Holding AG (Registered)	1,983	5,792
	St Galler Kantonalbank AG (Registered)	9,672	5,598
	Kardex Holding AG (Registered)	21,905	5,564
	Daetwyler Holding AG	27,310	5,553
	dormakaba Holding AG	10,948	5,484
	Huber and Suhner AG (Registered)	63,496	4,554
	Ypsomed Holding AG (Registered)	12,394	4,375
	EFG International AG	314,560	4,039
	LEM Holding SA (Registered)	1,704	3,888
	Forbo Holding AG (Registered)	3,285	3,862
	SKAN Group AG	38,976	3,439
	Komax Holding AG (Registered)	17,235	3,314
[1]	Medacta Group SA	21,006	3,144
	Intershop Holding AG	4,376	3,140
*,1	Sensirion Holding AG	37,533	3,123
	OC Oerlikon Corp. AG (Registered)	690,507	3,009
	ALSO Holding AG (Registered)	9,962	2,917
*,2	DocMorris AG	30,563	2,851

		Shares	Market Value ($000)
	COSMO Pharmaceuticals NV	36,891	2,735
	Bossard Holding AG (Registered) Class A	10,271	2,458
	Bystronic AG	4,815	2,413
	u-blox Holding AG	24,223	2,387
	Bell Food Group AG (Registered)	7,287	2,137
	Zehnder Group AG	32,689	1,948
*	Autoneum Holding AG	13,055	1,940
	Implenia AG (Registered)	54,234	1,925
	Vetropack Holding AG (Registered)	43,158	1,878
	Arbonia AG	161,137	1,866
	Schweiter Technologies AG	3,263	1,790
[1]	Medmix AG	89,429	1,785
*	Basilea Pharmaceutica AG (Registered)	44,802	1,756
	PIERER Mobility AG	32,084	1,695
*,2	Meyer Burger Technology AG	12,966,677	1,668
*,1	Montana Aerospace AG	80,505	1,572
	Leonteq AG	40,294	1,499
*,1	Medartis Holding AG	14,473	1,262
	Rieter Holding AG (Registered)	10,698	1,126
	Hiag Immobilien Holding AG	12,696	1,115
*,1	PolyPeptide Group AG	54,287	997
*,2	Idorsia Ltd.	479,318	855
	VP Bank AG Class A	7,857	846
	APG SGA SA	3,747	821
	Investis Holding SA	6,256	717
			298,093
Taiwan (8.6%)
	Elite Material Co. Ltd.	1,106,519	16,255
	WPG Holdings Ltd.	5,492,137	15,290
	Asia Vital Components Co. Ltd.	1,041,239	14,141
	King Yuan Electronics Co. Ltd.	4,131,963	11,037
	Tripod Technology Corp.	1,814,327	10,834
[2]	Faraday Technology Corp.	783,000	10,349
	Phison Electronics Corp.	611,962	10,277
	Chroma ATE Inc.	1,482,040	9,472
	International Games System Co. Ltd. Class C	354,426	9,377
	Compeq Manufacturing Co. Ltd.	4,096,471	9,086
	Lien Hwa Industrial Holdings Corp.	4,262,608	8,830
	Makalot Industrial Co. Ltd.	760,795	8,727
	Lotes Co. Ltd.	271,706	8,571
	Jentech Precision Industrial Co. Ltd.	353,156	8,454
	Simplo Technology Co. Ltd.	648,631	8,394
	Gold Circuit Electronics Ltd.	1,138,652	8,332
	WT Microelectronics Co. Ltd.	1,639,553	8,236
	AP Memory Technology Corp.	487,154	8,109
	TA Chen Stainless Pipe	6,725,686	7,953
[2]	King Slide Works Co. Ltd.	229,675	7,627
[2]	Qisda Corp. ADR	5,091,000	7,563
	Radiant Opto-Electronics Corp.	1,599,147	7,072
	Taichung Commercial Bank Co. Ltd.	13,705,117	6,871
	Highwealth Construction Corp.	5,131,617	6,490
	Sinbon Electronics Co. Ltd.	761,066	6,266
[2]	Macronix International Co. Ltd.	6,703,386	6,245
	Fortune Electric Co. Ltd.	423,785	5,994
[2]	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,556,625	5,912
[2]	Via Technologies Inc.	1,314,000	5,818
	Wistron NeWeb Corp.	1,201,066	5,472
	Chipbond Technology Corp.	2,240,852	5,155

		Shares	Market Value ($000)
	Yulon Finance Corp.	916,483	5,109
	Elan Microelectronics Corp.	1,064,545	5,092
	Poya International Co. Ltd.	299,512	4,935
	Tung Ho Steel Enterprise Corp.	2,092,350	4,932
[2]	Sanyang Motor Co. Ltd.	2,178,037	4,897
	United Integrated Services Co. Ltd.	546,200	4,832
	Tong Yang Industry Co. Ltd.	1,764,919	4,808
	Merida Industry Co. Ltd.	876,055	4,798
[2]	Mitac Holdings Corp.	3,327,617	4,783
*	IBF Financial Holdings Co. Ltd.	12,263,398	4,680
	King's Town Bank Co. Ltd.	3,596,193	4,679
	Great Wall Enterprise Co. Ltd.	2,448,686	4,512
	Run Long Construction Co. Ltd.	1,355,000	4,456
	YFY Inc.	4,621,000	4,421
	Getac Holdings Corp.	1,332,000	4,380
	Ardentec Corp.	1,838,851	4,335
	Taiwan Hon Chuan Enterprise Co. Ltd.	969,401	4,322
[2]	Lotus Pharmaceutical Co. Ltd.	477,000	4,248
	Goldsun Building Materials Co. Ltd. Class C	4,470,402	4,239
	Bora Pharmaceuticals Co. Ltd.	196,123	4,195
	M31 Technology Corp.	74,740	4,186
[2]	Bizlink Holding Inc.	563,144	4,144
[2]	Jinan Acetate Chemical Co. Ltd.	154,320	4,141
	Century Iron & Steel Industrial Co. Ltd.	590,000	4,124
	Ruentex Industries Ltd.	2,132,349	4,086
[2]	Shihlin Electric & Engineering Corp.	1,030,000	3,989
	Taiwan Union Technology Corp.	894,000	3,863
	Sercomm Corp.	919,000	3,807
[2]	Orient Semiconductor Electronics Ltd.	1,830,197	3,724
*,2	China Petrochemical Development Corp.	12,300,620	3,696
	CTCI Corp.	2,723,667	3,678
*	Nan Kang Rubber Tire Co. Ltd.	2,702,107	3,598
	Sigurd Microelectronics Corp.	1,661,822	3,582
	Arcadyan Technology Corp.	646,737	3,561
	VisEra Technologies Co. Ltd.	385,000	3,460
	Cheng Loong Corp.	3,606,920	3,321
[2]	Kinsus Interconnect Technology Corp.	1,031,282	3,301
	Chicony Power Technology Co. Ltd.	706,000	3,293
	Supreme Electronics Co. Ltd.	1,703,008	3,272
*,2	HannStar Display Corp.	8,700,810	3,268
	Topco Scientific Co. Ltd.	540,643	3,239
	Charoen Pokphand Enterprise	1,049,400	3,229
	Far Eastern Department Stores Ltd.	4,041,043	3,209
	Feng Hsin Steel Co. Ltd.	1,471,000	3,189
	L&K Engineering Co. Ltd.	583,000	3,182
	Nan Pao Resins Chemical Co. Ltd.	335,000	3,105
	Sitronix Technology Corp.	356,282	3,091
	Fusheng Precision Co. Ltd.	426,000	3,079
	AURAS Technology Co. Ltd.	253,000	3,047
	ChipMOS Technologies Inc.	2,202,494	3,007
[2]	Pan Jit International Inc.	1,522,000	2,998
	Taiwan Surface Mounting Technology Corp.	1,007,530	2,983
	Kinik Co.	422,000	2,954
[2]	Silicon Integrated Systems Corp.	2,241,508	2,951
	Tong Hsing Electronic Industries Ltd.	642,968	2,948
	TXC Corp.	972,877	2,947
	Coretronic Corp.	1,304,000	2,944
	Visual Photonics Epitaxy Co. Ltd.	677,455	2,916

		Shares	Market Value ($000)
	RDC Semiconductor Co. Ltd.	200,850	2,904
	Wisdom Marine Lines Co. Ltd.	1,755,241	2,883
[2]	Gudeng Precision Industrial Co. Ltd.	223,399	2,867
	ADATA Technology Co. Ltd.	930,219	2,847
	FLEXium Interconnect Inc.	1,026,140	2,800
	Huaku Development Co. Ltd.	912,499	2,773
	Raydium Semiconductor Corp.	226,000	2,712
*	Polaris Group	1,195,000	2,695
	Shinkong Synthetic Fibers Corp.	5,611,416	2,683
[2]	Dynamic Holding Co. Ltd.	1,009,004	2,667
[2]	Sunonwealth Electric Machine Industry Co. Ltd.	714,000	2,658
	EVERGREEN Steel Corp.	734,000	2,649
	Fitipower Integrated Technology Inc.	352,246	2,637
	Microbio Co. Ltd.	1,776,707	2,632
	Hotai Finance Co. Ltd.	678,700	2,628
[2]	AcBel Polytech Inc.	2,004,325	2,604
[2]	Elite Semiconductor Microelectronics Technology Inc.	873,000	2,562
	Ta Ya Electric Wire & Cable	2,280,521	2,537
	Everlight Electronics Co. Ltd.	1,636,725	2,535
	Primax Electronics Ltd.	1,196,000	2,507
[2]	Gloria Material Technology Corp.	1,642,023	2,493
	MPI Corp.	283,000	2,491
	Foxsemicon Integrated Technology Inc.	360,400	2,485
	Yieh Phui Enterprise Co. Ltd.	5,053,755	2,483
	Kinpo Electronics	4,969,196	2,443
	Center Laboratories Inc.	1,673,661	2,437
	Ennoconn Corp.	282,432	2,429
	Depo Auto Parts Ind Co. Ltd.	505,313	2,411
	Shin Zu Shing Co. Ltd.	504,224	2,403
	Merry Electronics Co. Ltd.	730,307	2,377
[2]	XinTec Inc.	585,000	2,344
[2]	Episil Technologies Inc.	1,166,101	2,344
[2]	Chung Hung Steel Corp.	3,054,000	2,319
	Kenda Rubber Industrial Co. Ltd.	2,421,324	2,307
[2]	Nuvoton Technology Corp.	563,000	2,304
[2]	Wafer Works Corp.	1,739,363	2,287
[2]	Great Tree Pharmacy Co. Ltd.	213,370	2,274
	FocalTech Systems Co. Ltd.	716,258	2,260
	O-Bank Co. Ltd.	7,487,000	2,250
[2]	Andes Technology Corp.	141,000	2,229
	Innodisk Corp.	228,021	2,210
*,2	EirGenix Inc.	734,855	2,209
	Cheng Uei Precision Industry Co. Ltd.	1,546,000	2,205
	Grape King Bio Ltd.	448,000	2,182
[2]	Taiwan Semiconductor Co. Ltd.	838,000	2,154
	Systex Corp.	580,000	2,137
	Hannstar Board Corp.	1,166,438	2,120
	President Securities Corp.	3,513,526	2,113
[2]	Taiwan-Asia Semiconductor Corp	1,510,406	2,098
[2]	Egis Technology Inc.	241,000	2,092
	USI Corp.	3,568,784	2,083
	Wah Lee Industrial Corp.	673,500	2,080
[2]	Kaori Heat Treatment Co. Ltd.	287,210	2,078
*	Advanced Wireless Semiconductor Co.	523,192	2,077
	ITE Technology Inc.	426,418	2,071
	Greatek Electronics Inc.	1,092,000	2,064
	Solar Applied Materials Technology Corp.	1,637,691	2,057
	Standard Foods Corp.	1,709,708	2,044

		Shares	Market Value ($000)
	Taiwan Cogeneration Corp.	1,614,152	2,038
	Pixart Imaging Inc.	398,920	2,025
*	Phihong Technology Co. Ltd.	1,110,520	2,016
	Shinkong Insurance Co. Ltd.	904,000	1,991
[2]	TCI Co. Ltd.	361,067	1,980
	International CSRC Investment Holdings Co.	3,301,997	1,980
	Pegavision Corp.	158,514	1,966
	TSRC Corp.	2,785,046	1,962
	ITEQ Corp.	738,870	1,956
	Farglory Land Development Co. Ltd.	1,065,854	1,951
[2]	United Renewable Energy Co. Ltd.	4,717,129	1,947
	Tainan Spinning Co. Ltd.	4,104,674	1,944
[2]	Wowprime Corp.	251,223	1,942
	Sporton International Inc.	257,666	1,908
*	TaiMed Biologics Inc.	682,000	1,869
	Allied Supreme Corp.	179,000	1,868
	BES Engineering Corp.	4,730,468	1,856
	Chin-Poon Industrial Co. Ltd.	1,282,072	1,830
	ZillTek Technology Corp.	128,045	1,820
	Grand Pacific Petrochemical	3,924,843	1,804
	Chenbro Micom Co. Ltd.	201,000	1,796
	SDI Corp.	549,000	1,795
	Acter Group Corp. Ltd.	307,962	1,783
	Universal Vision Biotechnology Co. Ltd.	203,255	1,783
	Cleanaway Co. Ltd.	311,000	1,778
	Evergreen International Storage & Transport Corp.	1,670,502	1,777
	Global Mixed Mode Technology Inc.	224,199	1,759
	Global Brands Manufacture Ltd.	860,361	1,755
*	RichWave Technology Corp.	307,569	1,752
	TTY Biopharm Co. Ltd.	700,987	1,740
	Chang Wah Electromaterials Inc.	1,512,000	1,735
	Asia Optical Co. Inc.	806,000	1,728
	Kindom Development Co. Ltd.	1,354,900	1,713
	UPC Technology Corp.	3,570,065	1,701
	Hsin Kuang Steel Co. Ltd.	954,569	1,698
	Thinking Electronic Industrial Co. Ltd.	334,000	1,693
[2]	WinWay Technology Co. Ltd.	66,459	1,682
	Sunplus Technology Co. Ltd.	1,630,000	1,679
	Longchen Paper & Packaging Co. Ltd.	3,791,707	1,673
	Nantex Industry Co. Ltd.	1,447,000	1,669
	Shiny Chemical Industrial Co. Ltd.	393,250	1,662
	Taiwan Sakura Corp.	740,000	1,659
	Holy Stone Enterprise Co. Ltd.	551,007	1,654
[2]	Zyxel Group Corp.	1,083,250	1,645
[2]	Channel Well Technology Co. Ltd.	653,708	1,642
	Brighton-Best International Taiwan Inc.	1,509,000	1,629
	ASROCK Inc.	219,000	1,618
	Oriental Union Chemical Corp.	2,740,000	1,616
	Chong Hong Construction Co. Ltd.	664,493	1,611
	TPK Holding Co. Ltd.	1,413,000	1,608
[2]	Soft-World International Corp.	351,520	1,608
	Taiwan Mask Corp.	742,540	1,601
	Sinon Corp.	1,293,000	1,593
*	Medigen Vaccine Biologics Corp.	824,544	1,584
	Test Research Inc.	705,371	1,567
	Synmosa Biopharma Corp.	1,292,815	1,551
	Fulgent Sun International Holding Co. Ltd.	381,270	1,535
	Pan-International Industrial Corp.	1,452,595	1,533

		Shares	Market Value ($000)
*	Mercuries Life Insurance Co. Ltd.	9,940,405	1,530
	Etron Technology Inc.	936,323	1,527
	Taiwan Paiho Ltd.	893,183	1,526
	Hota Industrial Manufacturing Co. Ltd.	900,317	1,509
	Quanta Storage Inc.	591,000	1,507
	Ton Yi Industrial Corp.	3,100,000	1,504
[2]	TSEC Corp.	1,659,646	1,504
	General Interface Solution Holding Ltd.	752,000	1,503
	Continental Holdings Corp.	1,732,000	1,502
[2]	UPI Semiconductor Corp.	183,000	1,497
	Ambassador Hotel	1,020,000	1,493
	Anpec Electronics Corp.	222,000	1,485
	Gemtek Technology Corp.	1,302,115	1,474
	Formosa International Hotels Corp.	215,841	1,466
	Cathay Real Estate Development Co. Ltd.	2,372,000	1,448
[2]	Co-Tech Development Corp.	771,000	1,444
[2]	Cub Elecparts Inc.	349,606	1,444
	China Steel Chemical Corp.	395,853	1,435
[2]	Chang Wah Technology Co. Ltd.	1,346,000	1,429
[2]	Waffer Technology Corp.	442,848	1,428
	Hu Lane Associate Inc.	295,500	1,418
	Chief Telecom Inc.	138,600	1,415
	Topkey Corp.	242,000	1,408
	Prince Housing & Development Corp.	4,199,183	1,407
	Unitech Printed Circuit Board Corp.	2,317,714	1,404
	Nichidenbo Corp.	769,000	1,388
*	OBI Pharma Inc.	649,000	1,385
	Xxentria Technology Materials Corp.	600,353	1,382
	Darfon Electronics Corp.	849,000	1,378
	Marketech International Corp.	292,000	1,367
[2]	China Metal Products	1,076,515	1,355
*	Adimmune Corp.	1,390,343	1,355
*	CSBC Corp. Taiwan	2,352,187	1,350
	Kuo Toong International Co. Ltd.	729,662	1,316
	Advanced Ceramic X Corp.	190,000	1,308
*,2	Taiwan TEA Corp.	2,014,293	1,306
	Evergreen Aviation Technologies Corp.	395,000	1,280
	YungShin Global Holding Corp.	860,697	1,273
	Dynapack International Technology Corp.	477,299	1,269
	TaiDoc Technology Corp.	243,000	1,240
	Sensortek Technology Corp.	86,000	1,234
	Taiwan PCB Techvest Co. Ltd.	932,102	1,224
[2]	D-Link Corp.	1,964,774	1,212
	Sampo Corp.	1,329,048	1,210
	Actron Technology Corp.	222,895	1,196
	YC INOX Co. Ltd.	1,410,750	1,173
*	Foresee Pharmaceuticals Co. Ltd.	390,311	1,172
	Career Technology MFG. Co. Ltd.	1,781,857	1,164
[2]	Alpha Networks Inc.	944,599	1,162
	Chlitina Holding Ltd.	192,750	1,160
	Weltrend Semiconductor	553,753	1,155
	Gamania Digital Entertainment Co. Ltd.	464,000	1,147
	AmTRAN Technology Co. Ltd.	2,685,354	1,140
*	China Man-Made Fiber Corp.	4,592,384	1,139
	St. Shine Optical Co. Ltd.	184,419	1,129
	Asia Polymer Corp.	1,586,151	1,125
	China General Plastics Corp.	1,712,717	1,124
*,2	CMC Magnetics Corp.	3,228,758	1,106

		Shares	Market Value ($000)
	Kung Long Batteries Industrial Co. Ltd.	266,000	1,105
	IEI Integration Corp.	439,716	1,096
[2]	Chung Hwa Pulp Corp.	1,509,135	1,086
	Chunghwa Precision Test Tech Co. Ltd.	64,000	1,082
	Tung Thih Electronic Co. Ltd.	260,000	1,079
	Adlink Technology Inc.	546,127	1,063
	Machvision Inc.	120,157	1,057
	T3EX Global Holdings Corp.	366,000	1,056
	Dimerco Express Corp.	376,750	1,052
[2]	Holtek Semiconductor Inc.	531,279	1,050
	Namchow Holdings Co. Ltd.	631,000	1,050
[2]	PharmaEngine Inc.	304,102	1,028
	Advanced International Multitech Co. Ltd.	454,000	1,025
	Chia Hsin Cement Corp.	1,794,180	1,023
	Sinyi Realty Inc.	1,104,465	1,023
*	Lealea Enterprise Co. Ltd.	3,166,642	1,015
	Taiwan Styrene Monomer	2,204,579	1,009
	Syncmold Enterprise Corp.	411,750	1,009
	China Bills Finance Corp.	2,143,000	1,007
[2]	LandMark Optoelectronics Corp.	293,600	1,006
	Genesys Logic Inc.	286,000	992
	Apex International Co. Ltd.	656,000	991
	Wei Chuan Foods Corp.	1,659,835	988
[2]	Ichia Technologies Inc.	911,000	986
	VIA Labs Inc.	123,000	984
	Flytech Technology Co. Ltd.	447,845	972
*	Lung Yen Life Service Corp.	783,000	967
	Everlight Chemical Industrial Corp.	1,617,649	967
	Posiflex Technology Inc.	253,822	953
	FSP Technology Inc.	573,428	949
	CyberPower Systems Inc.	158,000	947
	Lingsen Precision Industries Ltd.	1,209,000	942
	Ho Tung Chemical Corp.	3,303,362	937
	Sunny Friend Environmental Technology Co. Ltd.	268,741	933
*	Federal Corp.	1,591,505	932
	KMC Kuei Meng International Inc.	229,000	925
	Gourmet Master Co. Ltd.	301,789	925
*	Kuo Yang Construction Co. Ltd.	1,323,000	924
	ScinoPharm Taiwan Ltd.	1,148,891	922
	Amazing Microelectronic Corp.	260,085	919
	Firich Enterprises Co. Ltd.	970,815	918
*	Mercuries & Associates Holding Ltd.	2,294,042	907
	Taiflex Scientific Co. Ltd.	588,594	906
	Chun Yuan Steel Industry Co. Ltd.	1,581,000	895
	Sonix Technology Co. Ltd.	520,000	883
	Hung Sheng Construction Ltd.	1,385,620	880
[2]	Motech Industries Inc.	1,047,928	870
[2]	Huang Hsiang Construction Corp.	631,051	867
	Elite Advanced Laser Corp.	433,607	863
[2]	Darwin Precisions Corp.	1,739,000	858
	TYC Brother Industrial Co. Ltd.	679,710	852
[2]	Altek Corp.	729,250	852
[2]	Elitegroup Computer Systems Co. Ltd.	853,647	842
	Infortrend Technology Inc.	1,266,885	824
	Swancor Holding Co. Ltd.	263,000	823
	Formosan Rubber Group Inc.	1,078,280	815
[2]	Panion & BF Biotech Inc.	246,354	813
*	Bank of Kaohsiung Co. Ltd.	2,109,878	806

		Shares	Market Value ($000)
	91APP Inc.	261,555	806
	Rechi Precision Co. Ltd.	1,137,668	803
	Jess-Link Products Co. Ltd.	315,100	803
*	Shining Building Business Co. Ltd.	2,439,675	802
*	Rich Development Co. Ltd.	2,671,000	801
	Savior Lifetec Corp.	1,253,728	800
[2]	CHC Healthcare Group	441,727	794
	Ultra Chip Inc.	273,000	794
	Hong Pu Real Estate Development Co. Ltd.	843,195	790
[2]	Speed Tech Corp.	421,000	789
[2]	Sincere Navigation Corp.	1,078,970	789
*	First Steamship Co. Ltd.	2,981,850	789
*	CyberTAN Technology Inc.	1,181,571	783
	Johnson Health Tech Co. Ltd.	370,283	767
*	Radium Life Tech Co. Ltd.	2,544,910	765
*	Rexon Industrial Corp. Ltd.	534,000	761
	Bioteque Corp.	207,000	738
	Zeng Hsing Industrial Co. Ltd.	224,536	724
	KEE TAI Properties Co. Ltd.	1,468,740	721
	Kaimei Electronic Corp.	344,800	702
[2]	Weikeng Industrial Co. Ltd.	717,000	700
	Iron Force Industrial Co. Ltd.	248,000	695
	Universal Cement Corp.	727,000	676
[2]	AGV Products Corp.	1,780,425	670
[2]	WUS Printed Circuit Co. Ltd.	588,555	655
	China Chemical & Pharmaceutical Co. Ltd.	852,000	634
*	Gigastorage Corp.	1,158,742	622
	Senao International Co. Ltd.	510,107	616
*	Li Peng Enterprise Co. Ltd.	2,453,915	604
*	Tyntek Corp.	990,250	589
	Tong-Tai Machine & Tool Co. Ltd.	1,000,429	587
	Nidec Chaun-Choung Technology Corp.	139,000	581
	Taiyen Biotech Co. Ltd.	528,877	573
	Cyberlink Corp.	194,076	569
	China Electric Manufacturing Corp.	1,067,980	567
	Brogent Technologies Inc.	160,293	560
	Ability Enterprise Co. Ltd.	705,099	559
*,2	PChome Online Inc.	367,104	525
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	516
*	Ritek Corp.	2,064,048	514
*	HannsTouch Holdings Co.	1,703,329	501
	TA-I Technology Co. Ltd.	346,500	500
*	Globe Union Industrial Corp.	1,004,527	490
*	Medigen Biotechnology Corp.	355,680	458
*,2	ALI Corp.	515,281	434
*	Yeong Guan Energy Technology Group Co. Ltd.	263,776	425
*	Gigasolar Materials Corp.	131,922	421
	Fittech Co. Ltd.	190,647	392
	Basso Industry Corp.	295,000	376
	Sheng Yu Steel Co. Ltd.	402,000	361
	Dyaco International Inc.	339,638	353
	Nan Liu Enterprise Co. Ltd.	150,000	346
*	Zinwell Corp.	469,099	316
	Shin Foong Specialty & Applied Materials Co. Ltd.	181,469	306
*	Newmax Technology Co. Ltd.	265,000	277
*	Li Cheng Enterprise Co. Ltd.	426,892	267
	Airoha Technology Corp.	3,000	54
	Yankey Engineering Co. Ltd.	2,000	21

		Shares	Market Value ($000)
*,3	Taiwan Land Development Corp.	159,840	—
*,3	Pharmally International Holding Co. Ltd.	126,271	—
			898,368
Thailand (1.1%)
	Tisco Financial Group PCL	1,976,850	5,513
	Bangchak Corp. PCL	3,815,300	4,509
	Thanachart Capital PCL	2,615,595	3,738
	Thonburi Healthcare Group PCL	2,797,500	3,725
[2]	KCE Electronics PCL	2,915,100	3,638
	WHA Corp. PCL	27,102,892	3,614
[2]	Hana Microelectronics PCL	2,344,246	3,143
[2]	Kiatnakin Bank PCL	2,172,505	2,981
	Sansiri PCL	55,143,500	2,772
[2]	Ngern Tid Lor PCL	4,509,956	2,766
[2]	Com7 PCL Class F	4,306,900	2,560
[2]	Siam Global House PCL	5,873,793	2,519
	Bangkok Chain Hospital PCL	3,878,648	2,467
	Jasmine Broadband Internet Infrastructure Fund Class F	13,427,163	2,330
[2]	CH Karnchang PCL	3,795,500	2,301
	Supalai PCL	4,094,150	2,271
*,2	Central Plaza Hotel PCL	1,823,290	2,234
*,2	Jasmine Technology Solution PCL	901,300	1,956
	Amata Corp. PCL	3,097,597	1,857
	Betagro PCL	2,864,500	1,777
	AP Thailand PCL	5,896,056	1,776
[2]	Chularat Hospital PCL Class F	20,685,360	1,726
[2]	CK Power PCL	15,556,731	1,671
[2]	Mega Lifesciences PCL	1,315,700	1,592
	Sri Trang Agro-Industry PCL	3,262,123	1,589
	Thailand Future Fund	7,495,000	1,489
	AEON Thana Sinsap Thailand PCL	343,700	1,468
	Gunkul Engineering PCL	16,551,183	1,426
	Star Petroleum Refining PCL	5,989,300	1,416
	Plan B Media PCL Class F	5,705,972	1,413
	Quality Houses PCL	22,402,133	1,400
[2]	TTW PCL	5,052,400	1,374
[2]	Dohome PCL (XBKK)	4,448,056	1,364
	I-TAIL Corp. PCL	2,679,900	1,364
	JMT Network Services PCL	2,309,423	1,331
	Bangkok Commercial Asset Management PCL (XBKK)	5,951,600	1,324
	TPI Polene PCL	33,209,900	1,311
[2]	Dhipaya Group Holdings PCL	1,458,100	1,222
[2]	TOA Paint Thailand PCL	2,030,000	1,205
	Bangkok Airways PCL	2,850,900	1,180
[2]	Esso Thailand PCL	4,747,200	1,157
	Ramkhamhaeng Hospital PCL Class F	1,256,057	1,151
	Tipco Asphalt PCL	2,394,300	1,085
*	Beyond Securities PCL	9,112,900	1,083
[2]	Sino-Thai Engineering & Construction PCL	4,444,215	1,071
[2]	Thai Vegetable Oil PCL	1,730,810	1,025
[2]	Thoresen Thai Agencies PCL	5,739,841	1,003
	Major Cineplex Group PCL	2,516,944	994
	Vibhavadi Medical Center PCL	19,524,442	967
[2]	Banpu Power PCL	2,314,100	946
[2]	TPI Polene Power PCL	9,361,700	887
[2]	Jaymart Group Holdings PCL	2,154,600	871
[2]	TQM Alpha PCL	1,058,500	865
[2]	Forth Corp. PCL	1,730,200	831

		Shares	Market Value ($000)
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	4,808,300	812
	VGI PCL	18,141,761	805
*	Bangkok Land PCL	39,532,000	803
[2]	Thaicom PCL	2,413,540	803
[2]	Thaifoods Group PCL Class F	7,805,600	795
[2]	Pruksa Holding PCL	2,202,900	749
	MBK PCL	1,647,176	741
	Taokaenoi Food & Marketing PCL Class F	2,339,100	711
[2]	Jasmine International PCL	12,159,688	703
[2]	Singer Thailand PCL	2,418,400	659
[2]	GFPT PCL	2,027,500	650
	AP Thailand PCL NVDR	2,127,300	641
	Origin Property PCL Class F	2,758,650	633
*,2	Central Plaza Hotel PCL NVDR	489,800	600
	BCPG PCL	2,569,637	600
	MK Restaurants Group PCL	560,100	572
[2]	Ratchthani Leasing PCL	7,699,250	551
	SPCG PCL	1,561,900	536
[2]	LPN Development PCL	5,027,811	533
*	Super Energy Corp. PCL	44,967,100	532
	PTG Energy PCL	2,180,507	527
[2]	BEC World PCL	3,710,100	485
	Sri Trang Gloves Thailand PCL	2,314,500	470
[2]	Tisco Financial Group PCL NVDR	133,550	372
*	Jasmine Technology Solution PCL (XBKK)	146,900	319
[2]	Supalai pcl NVDR	518,650	288
*	Samart Corp. PCL	1,828,821	268
[2]	Precious Shipping PCL	1,234,000	264
*	Italian-Thai Development PCL	11,390,210	237
	Precious Shipping pcl NVDR	1,095,000	235
*,3	Thai Airways International PCL	3,045,000	218
*	Kerry Express Thailand PCL	1,332,600	201
*	Pruksa Real Estate PCL	1,063,290	181
*	Rabbit Holdings PCL Class F	14,001,248	181
	Workpoint Entertainment PCL	496,500	144
[2]	VGI PCL NVDR	2,351,570	104
[2]	AEON Thana Sinsap Thailand PCL NVDR	23,200	99
*,2	Italian-Thai Development PCL NVDR	2,448,500	51
			119,321
Turkey (0.2%)
*	Anadolu Anonim Turk Sigorta Sirketi	771,515	1,811
*	Peker Gayrimenkul Yatirim Ortakligi A/S	1,487,628	1,681
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	536,547	1,510
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	1,295,514	1,330
*	Baticim Bati Anadolu Cimento Sanayii A/S	312,801	1,158
	Bursa Cimento Fabrikasi A/S	2,958,541	776
	Global Yatirim Holding A/S	1,824,386	683
*	AKIS Gayrimenkul Yatirimi A/S	1,433,349	669
*	Albaraka Turk Katilim Bankasi A/S	4,607,821	643
*	Aksigorta A/S	2,772,936	594
*	NET Holding A/S	660,268	588
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	8,548,269	574
	Logo Yazilim Sanayi Ve Ticaret A/S	189,034	556
	Sekerbank Turk A/S	3,301,128	528
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	436,359	521
*	Biotrend Cevre VE Enerji Yatirimlari A/S	790,887	514
*	Tukas Gida Sanayi ve Ticaret A/S	1,847,419	510
	Kervan Gida Sanayi Ve Ticaret A/S	623,428	496

		Shares	Market Value ($000)
*	Tat Gida Sanayi A/S	373,730	404
*	Izmir Demir Celik Sanayi A/S	1,954,728	402
	LDR Turizm AS	194,877	391
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	359,513	390
*	Is Finansal Kiralama A/S	935,634	388
*	Karel Elektronik Sanayi ve Ticaret A/S	783,468	354
*	YEO Teknoloji Enerji VE Endustri A/S	37,904	275
*	Kerevitas Gida Sanayi ve Ticaret A/S	651,906	260
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	2,284,366	256
	Suwen Tekstil Sanayi Pazarlama AS	340,332	223
	Bagfas Bandirma Gubre Fabrikalari A/S	241,082	216
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	266,409	205
*	Imas Makina Sanayi AS	453,569	204
*	Marti Otel Isletmeleri A/S	1,300,896	197
*	Akfen Yenilenebilir Enerji A/S	272,754	184
	SUN Tekstil Sanayi Ve Ticaret AS	314,905	177
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	62,322	125
	Kartonsan Karton Sanayi ve Ticaret A/S	23,624	60
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	31,523	57
	Verusa Holding A/S	6,522	49
	Turkiye Petrol Rafinerileri A/S	1	—
	Aygaz A/S	1	—
*	Zorlu Enerji Elektrik Uretim A/S	1	—
			19,959
United Arab Emirates (0.1%)
	GFH Financial Group BSC	12,017,960	3,108
	Sharjah Islamic Bank	4,781,776	3,059
	AL Yah Satellite Communications Co.-PJSC	3,770,682	2,358
*	RAK Properties PJSC	4,032,902	1,438
	Aramex PJSC	2,414,731	1,386
*,3	Arabtec Holding PJSC	2,033,180	293
*,3	Drake & Scull International PJSC	1,238,097	—
			11,642
United Kingdom (9.1%)
	Marks & Spencer Group plc	7,250,542	22,653
	Diploma plc	480,306	19,799
	Spectris plc	374,255	17,423
	Vistry Group plc	1,271,529	16,084
	Bellway plc	447,779	15,602
	Games Workshop Group plc	120,521	15,096
	Investec plc	2,293,926	14,935
	Tritax Big Box REIT plc	6,942,897	14,536
	Man Group plc	4,329,797	12,945
	Rotork plc	3,203,436	12,628
	Greggs plc	366,950	12,361
	IG Group Holdings plc	1,327,296	11,927
	Inchcape plc	1,372,331	11,817
*	TUI AG	1,644,676	11,331
	Derwent London plc	417,722	11,258
	Britvic plc	945,806	10,542
*	Direct Line Insurance Group plc	4,788,223	10,218
	Cranswick plc	198,705	10,128
	Big Yellow Group plc	673,322	9,736
*	easyJet plc	1,388,416	9,720
	LondonMetric Property plc	3,941,103	9,630
	Drax Group plc	1,442,937	9,294
	Computacenter plc	251,797	9,199

		Shares	Market Value ($000)
	Grafton Group plc GDR	747,460	9,186
	Grainger plc	2,682,677	8,909
	Serco Group plc	4,042,182	8,821
*	International Distributions Services plc	2,515,339	8,795
	QinetiQ Group plc	1,944,046	8,780
	Balfour Beatty plc	2,076,997	8,734
	Shaftesbury Capital plc	5,055,881	8,517
	Softcat plc	461,480	8,423
	Pennon Group plc	945,262	8,416
	Virgin Money UK plc	4,231,400	8,357
	Harbour Energy plc	2,348,707	8,255
	OSB Group plc	1,449,348	8,247
*	SSP Group plc	2,893,386	8,235
*,1	Network International Holdings plc	1,670,523	8,192
	Safestore Holdings plc	784,921	8,174
*	Indivior plc	463,785	8,129
*	Carnival plc	535,805	8,050
	Travis Perkins plc	785,273	7,833
	LXI REIT plc	5,641,536	7,524
	Redrow plc	979,199	7,439
	Hays plc	5,884,115	7,322
	Paragon Banking Group plc	820,500	7,308
*,1	Trainline plc	1,694,526	7,090
	4imprint Group plc	103,209	7,077
	WH Smith plc	462,726	7,071
	Lancashire Holdings Ltd.	915,748	7,036
	Genus plc	242,132	7,033
	Hill & Smith plc	295,784	7,001
	TP ICAP Group plc	2,913,021	6,902
	TBC Bank Group plc	184,780	6,816
[1]	Quilter plc	5,092,321	6,763
	Pagegroup plc	1,149,836	6,679
	Plus500 Ltd.	292,464	6,615
*	Darktrace plc	1,491,422	6,467
	Domino's Pizza Group plc	1,458,888	6,443
	Mitie Group plc	4,942,799	6,440
	Savills plc	499,696	6,383
*	Playtech plc	1,135,465	6,372
*	IWG plc	2,685,326	6,364
	Bank of Georgia Group plc	131,127	6,290
*	Ascential plc	1,627,616	6,269
*,1	Deliveroo plc	4,217,882	6,263
	Pets at Home Group plc	1,746,961	6,187
	Moneysupermarket.com Group plc	1,909,517	6,161
	Assura plc	10,941,758	6,157
	Primary Health Properties plc	4,982,318	6,113
	Energean plc	505,260	6,071
	Dunelm Group plc	419,331	5,776
	Victrex plc	329,405	5,672
	Bodycote plc	703,133	5,669
	Oxford Instruments plc	199,219	5,569
	Dowlais Group plc	4,845,375	5,535
	Babcock International Group plc	930,566	5,318
[1]	JTC plc	524,152	5,269
	Coats Group plc	5,797,425	5,268
	Centamin plc	4,260,771	5,191
	Firstgroup plc	2,438,790	5,135
	Hammerson plc	14,640,235	4,996

		Shares	Market Value ($000)
	Kainos Group plc	343,708	4,989
*	John Wood Group plc	2,493,497	4,943
	Sirius Real Estate Ltd.	4,267,794	4,901
*	Frasers Group plc	459,375	4,700
	Rathbones Group plc	223,566	4,677
	Supermarket Income REIT plc	4,550,317	4,660
	Ashmore Group plc	1,724,952	4,617
	Telecom Plus plc	251,106	4,614
	Genuit Group plc	857,626	4,586
	Vesuvius plc	758,901	4,569
	Chemring Group plc	1,027,681	4,567
	Morgan Sindall Group plc	158,889	4,544
	Premier Foods plc	2,494,178	4,472
*	Oxford Nanopore Technologies plc	2,197,141	4,459
	Clarkson plc	95,932	4,319
	Bytes Technology Group plc (XLON)	516,451	4,287
	AJ Bell plc	1,060,856	4,242
	Great Portland Estates plc	797,680	4,197
	Just Group plc	3,753,242	4,044
	IntegraFin Holdings plc	1,080,360	4,029
*,1	Watches of Switzerland Group plc	852,924	4,017
	Future plc	446,258	3,999
	Redde Northgate plc	873,167	3,921
	Close Brothers Group plc	556,839	3,827
*	Elementis plc	2,102,766	3,769
	Volution Group plc	685,637	3,754
*	J D Wetherspoon plc	349,168	3,711
	Morgan Advanced Materials plc	1,036,247	3,549
	Workspace Group plc	515,882	3,393
	Spirent Communications plc	2,165,228	3,230
	Senior plc	1,600,769	3,205
*	Mitchells & Butlers plc	953,166	3,130
[1]	Bridgepoint Group plc	915,619	3,118
[1]	Spire Healthcare Group plc	1,034,039	3,099
*,2	THG plc	3,528,804	2,943
	Marshalls plc	827,123	2,935
	Rhi Magnesita NV	68,887	2,917
	Keller Group plc	261,562	2,897
	Ninety One plc	1,296,223	2,887
	Hilton Food Group plc	284,704	2,825
	C&C Group plc	1,439,012	2,793
*	Helios Towers plc	2,778,284	2,777
[1]	Ibstock plc	1,416,631	2,742
*,1	Trustpilot Group plc	1,204,586	2,738
*,1	Aston Martin Lagonda Global Holdings plc	1,059,848	2,556
*	Greencore Group plc	1,935,090	2,497
	Dr. Martens plc	2,138,318	2,408
	Essentra plc	1,096,219	2,402
*	PureTech Health plc	938,673	2,354
[1]	Petershill Partners plc	1,055,542	2,352
	Crest Nicholson Holdings plc	889,800	2,351
	IP Group plc	3,540,620	2,339
*	Currys plc	3,651,745	2,283
	UK Commercial Property REIT Ltd.	2,717,630	2,201
	Mobico Group plc	2,014,237	2,180
[1]	TI Fluid Systems plc	1,201,406	2,179
*	Auction Technology Group plc	314,926	2,174
*	Moonpig Group plc	1,024,788	2,168

		Shares	Market Value ($000)
	AG Barr plc	298,509	2,145
	Bytes Technology Group plc	236,220	1,983
	Diversified Energy Co. plc	168,763	1,946
	Wickes Group plc	946,669	1,878
	Balanced Commercial Property Trust Ltd.	1,954,593	1,875
	Liontrust Asset Management plc	237,175	1,872
	FDM Group Holdings plc	313,045	1,838
	Halfords Group plc	796,548	1,801
*	Molten Ventures plc	589,781	1,786
	Picton Property Income Ltd.	2,033,235	1,725
*	Tullow Oil plc	4,356,539	1,708
	NCC Group plc	1,078,763	1,654
*	Alphawave IP Group plc	999,653	1,641
	Jupiter Fund Management plc	1,593,117	1,595
*	Hochschild Mining plc	1,146,270	1,507
*	Capita plc	6,066,629	1,459
	PZ Cussons plc	835,602	1,411
	Vanquis Banking Group plc	937,279	1,402
*,3	Home REIT plc	2,905,246	1,401
*	AO World plc	1,190,065	1,368
*	888 Holdings plc	1,340,206	1,305
	Breedon Group plc	278,536	1,276
	Ferrexpo plc	1,067,774	1,176
*,2	ASOS plc	246,930	1,153
*	SIG plc	2,391,957	992
	Helical plc	369,889	957
*	S4 Capital plc	1,635,532	912
*	Synthomer plc	441,496	882
	CLS Holdings plc	583,339	725
[1]	CMC Markets plc	402,695	693
*	Rank Group plc	768,811	683
*	Oxford Biomedica plc	296,579	683
	Ithaca Energy plc	393,593	680
[1]	Bakkavor Group plc	539,280	650
	XP Power Ltd.	26,071	462
	Capricorn Energy plc	207,969	382
*,2	Petrofac Ltd.	766,550	297
*,1,3	Finablr plc	496,892	—
*,3	Carillion plc	961,048	—
			952,908
United States (0.1%)
*	Seadrill Ltd.	182,376	7,850
Total Common Stocks (Cost $10,692,371)			10,328,979
Preferred Stocks (0.2%)
	Marcopolo SA Preference Shares	2,180,232	3,520
	Danieli & C Officine Meccaniche SpA Preference Shares	142,117	3,449
	Raizen SA Preference Shares	4,340,800	3,356
*	Azul SA Preference Shares	1,031,455	2,790
*	Gol Linhas Aereas Inteligentes SA Preference Shares	4,027,662	2,301
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	757,898	2,256
	Draegerwerk AG & Co. KGaA Preference Shares	39,000	2,005
	Banco Pan SA Preference Shares	1,257,400	1,995
	Randon SAImplementos E Participacoes Preference Shares	599,637	1,416
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	608,000	1,269
	Corem Property Group AB Preference Shares	34,932	699
	Taurus Armas SA Preference Shares	239,200	691
	Iguatemi SA Preference Shares	36,439	78

		Shares	Market Value ($000)
*,3	Mechel PJSC Preference Shares	434,330	—
*,3	Rosseti Lenenergo PJSC Preference Shares	305,131	—
Total Preferred Stocks (Cost $28,365)			25,825
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	29,401	567
*	Taihan Electric Wire Co. Ltd. Exp. 3/12/24	62,148	73
*	Samsung Pharmaceutical Co. Ltd. Exp. 2/14/24	81,491	22
*	Empreendimentos Pague Menos SA Exp. 2/28/24	60,005	3
*	FII BTLG Exp. 2/28/24	9,185	2
Total Rights (Cost $443)			667
Warrants (0.0%)
*	Sunway Bhd. Exp. 10/3/24	385,748	108
*,2,3	Webuild SpA Exp. 8/2/30	104,185	97
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	430,554	13
*	VGI PCL Exp. 5/23/27 (XBKK)	4,948,352	11
*	Velesto Energy Bhd. Exp. 10/18/24	2,470,020	5
*,2	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	77,015	4
*	VGI PCL Exp. 5/23/27	542,670	1
*,3	Serba Dinamik Holdings Bhd. Exp. 12/5/24	878,820	—
*,2	PointsBet Holdings Ltd. Exp. 7/8/24	39,874	—
Total Warrants (Cost $—)			239
Temporary Cash Investments (5.6%)
Money Market Fund (5.6%)
[4,5]	Vanguard Market Liquidity Fund, 5.410% (Cost $580,080)	5,802,657	580,208
Total Investments (105.0%) (Cost $11,301,259)			10,935,918
Other Assets and Liabilities—Net (-5.0%)			(524,117)
Net Assets (100%)			10,411,801
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $395,042,000, representing 3.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $485,687,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $541,623,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	122	11,931	159
MSCI EAFE Index	March 2024	220	24,563	419
MSCI Emerging Markets Index	March 2024	336	16,477	(151)
S&P TSX 60 Index	March 2024	29	5,482	111
				538

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	3/20/24	AUD	4,266	USD	2,929	—	(126)
State Street Bank & Trust Co.	3/20/24	CAD	5,222	USD	3,845	42	—
UBS AG	3/20/24	CAD	5,222	USD	3,843	43	—
UBS AG	3/20/24	INR	1,090,234	USD	13,060	44	—
State Street Bank & Trust Co.	3/20/24	INR	384,793	USD	4,618	7	—
Deutsche Bank AG	3/20/24	INR	280,916	USD	3,359	18	—
Morgan Stanley Capital Services Inc.	3/21/24	JPY	480,316	USD	3,386	—	(96)
BNP Paribas	3/21/24	JPY	291,069	USD	2,074	—	(80)
State Street Bank & Trust Co.	3/20/24	USD	6,237	AUD	9,478	8	—
Toronto-Dominion Bank	3/20/24	USD	1,664	CAD	2,244	—	(6)
Bank of Montreal	3/20/24	USD	3,772	CHF	3,272	—	(40)
Toronto-Dominion Bank	3/20/24	USD	2,926	DKK	20,115	2	—
Bank of Montreal	3/20/24	USD	9,229	EUR	8,488	37	—
State Street Bank & Trust Co.	3/20/24	USD	3,678	GBP	2,927	—	(33)
UBS AG	3/21/24	USD	12,344	JPY	1,770,344	218	—
Citibank, N.A.	3/20/24	USD	1,671	KRW	2,228,775	—	(3)
State Street Bank & Trust Co.	3/20/24	USD	510	PLN	2,051	—	(2)
Bank of Montreal	3/20/24	USD	3,217	SEK	33,505	—	(9)
State Street Bank & Trust Co.	3/20/24	USD	9,436	TWD	293,542	1	—
						420	(395)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
PLN—Polish zloty.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.

At January 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $369,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,722,601	25,177	—	1,747,778
Common Stocks—Other	31,294	8,540,617	9,290	8,581,201
Preferred Stocks	19,672	6,153	—	25,825
Rights	5	95	567	667
Warrants	—	142	97	239
Temporary Cash Investments	580,208	—	—	580,208
Total	2,353,780	8,572,184	9,954	10,935,918
Derivative Financial Instruments
Assets
Futures Contracts[1]	689	—	—	689
Forward Currency Contracts	—	420	—	420
Total	689	420	—	1,109
Liabilities
Futures Contracts[1]	151	—	—	151
Forward Currency Contracts	—	395	—	395
Total	151	395	—	546
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.